File Nos. 333-20621

811-08031

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 21	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 23	☒

SELIGMAN VALUE FUND SERIES, INC.

(Exact name of registrant as specified in charter)

200 AMERIPRISE FINANCIAL CENTER

MINNEAPOLIS, MN 55474

(Address of principal executive offices)

Registrant’s Telephone Number: 212-850-1864 or

Toll Free: 800-221-2450

LAWRENCE P. VOGEL, Treasurer,

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☒	on April 28, 2009 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

                , 2009

Seligman

Value Fund Series, Inc.

A Value Approach to Seeking Long-Term Capital Appreciation

•	Large-Cap Value Fund

•	Smaller-Cap Value Fund

As with all mutual funds, the Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in the Funds should considered based on the investment objectives, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if one or more of these Funds is suitable for you.

Not FDIC Insured    ■    May Lose Value    ■    No Bank Guarantee

EQVA1 5/2009

For More Information	back cover

Effective November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments”), investment manager to the RiverSource complex of funds, and a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), completed its acquisition (the “Acquisition”) of J. & W. Seligman & Co. Incorporated (“Seligman”). With the Acquisition completed and shareholders of each of the Funds having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between RiverSource Investments and the Funds, RiverSource Investments became the new investment manager of each of the Funds effective, November 7, 2008.

RiverSource Complex of Funds

The RiverSource complex of funds includes a comprehensive array of funds from RiverSource Investments, including the Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource complex. Although the Seligman funds share the same Board of Directors/Trustees, as the RiverSource funds (the “Board”) they do not currently have the same policies and procedures, and may not be exchanged for shares of the RiverSource funds, RiverSource Partners funds or Threadneedle funds. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a Seligman fund, for rights of accumulation purposes, an investor or financial advisor may not include the market value of any RiverSource funds, RiverSource Partners funds or Threadneedle funds in this calculation. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource complex of funds.

Large-Cap Value Fund

The Fund is a separate fund of Seligman Value Fund Series, Inc. (the “Series”).

Investment Objective

The Fund’s investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to pursue its investment objective:

The Fund generally invests at least 80% of its net assets in the common stock of “value” companies with large market capitalization ($4 billion or more) at the time of purchase by the Fund.

The Fund uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, one or more of the following:

■	a low price-to-earnings and/or low price-to-book ratio;

■	positive change in senior management;

■	positive corporate restructuring;

■	temporary setback in price due to factors that no longer exist;

■	a positive shift in the company’s business cycle; and/or

■	a catalyst for increase in the rate of the company’s earnings growth.

The Fund generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Fund invests or the third-party analysts covering such companies, and continually monitors Fund holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

Value Companies:

Those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers.

The Fund generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

Although the Fund invests primarily in common stocks of domestic issuers, it may also invest in other equity-related securities of domestic issuers, including preferred stock, stock convertible into or exchangeable for such securities, and common stock purchase rights and warrants. The Fund may also invest in American Depositary Receipts (“ADRs”). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Fund uses the same criteria in evaluating these securities as it does for common stocks.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed

1

period. The Fund generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.

The Fund may also invest up to 10% of its assets in exchange-traded funds (“ETFs”). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

The Fund’s investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund’s Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the “80%” investment policy described in the second paragraph under “Principal Investment Strategies.”

The Fund’s Board of Directors may change the parameters by which large market capitalization is defined if it concludes such a change is appropriate.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund’s net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The stocks of large companies periodically experience periods of volatility. During these volatile periods, the value of large company stocks has periodically declined. To the extent large company stocks were to experience similar declines in the future, the Fund’s performance would be adversely impacted.

Value stocks involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock’s intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

The Fund holds a small number of securities. Consequently, if one or more of the securities held in its portfolio declines in value or underperforms relative to the market, it may have a greater impact on the Fund’s performance than if the Fund held a larger number of securities. The Fund may experience more volatility, especially over the short term, than a fund with a greater number of holdings.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. However, the Fund may invest a substantial percentage of its assets in certain industries or economic sectors believed to offer good investment opportunities. To the extent that an industry or economic sector in which the Fund is invested falls out of favor, the Fund’s performance may be negatively affected. This effect may be heightened because the Fund holds a smaller number of securities.

2

The Fund’s performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities, illiquid securities, or derivatives (including options, rights, and warrants) in the Fund’s portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks. Option transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. When options are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

If the Fund invests in ETFs, shareholders would bear not only the Fund’s expenses (including operating expenses and management fees), but also similar expenses of the ETFs, and the Fund’s return will therefore be lower. To the extent the Fund invests in ETFs, the Fund is exposed to the risks associated with the underlying investments of the ETFs and the Fund’s performance may be negatively affected if the value of those underlying investments declines.

There are special risks associated with investing in preferred stocks and securities convertible into common stocks. Preferred stocks may be subject to, among other things, deferral of distribution payments, involuntary redemptions, subordination to bonds and other debt instruments of the issuer, a lack of liquidity relative to other securities such as common stocks, and limited voting rights. The market value of securities convertible into common stocks tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.

The Fund may invest a portion of its net assets in debt securities, which may be subject to changes in interest rates, the creditworthiness of the issuers, unanticipated prepayment, and the decline of the bond market in general.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Website References

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

Portfolio Holdings

A description of the Series’ policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Series’ Statement of Additional Information.

3

Past Performance

The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied from year to year, as well as how the performance of certain of the Fund’s classes compares to four measures of performance.

The following performance information is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class of shares due to differing fees and expenses.

The Class A annual total returns presented in the bar chart below do not reflect the effect of any sales charges. If sales charges were included, the returns would be lower. The Fund’s average annual total returns presented in the table on the following page do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $50,000 is 5.75%. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented in the table, the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class B, Class C and Class R shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of the Fund shares.

Class A Annual Total Returns – Calendar Years

Best quarter return: 21.69% – quarter ended 6/30/03.

Worst quarter return: (25.24)% – quarter ended 9/30/02.

4

Average Annual Total Returns – Periods Ended 12/31/08

	One Year		Five Years		Ten Years		Class C Since Inception 5/27/99		Class R Since Inception 4/30/03
Class A
Return before taxes		%		%		%	n/a		n/a
Return after taxes on distributions							n/a		n/a
Return after taxes on distributions and sale of Fund shares							n/a		n/a
Class B						(1)	n/a		n/a
Class C					n/a			%	n/a
Class R			n/a		n/a		n/a			%
Russell 1000 Value Index*
S&P 500 Index*
Lipper Large-Cap Value Funds Average*
Lipper Multi-Cap Value Funds Average*

*	The Lipper Large-Cap Value Funds Average, the Lipper Multi-Cap Value Funds Average, the Russell 1000 Value Index and the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) are unmanaged benchmarks that assume the reinvestment of all distributions, if any. The Lipper Large-Cap Value Funds Average and the Lipper Multi-Cap Value Funds Average exclude the effect of fees, sales charges and taxes. The S&P 500 Index and the Russell 1000 Value Index exclude the effect of expenses, fees, sales charges and taxes. The Russell 1000 Value Index measures the performance of those Russell 1000 companies (large-cap value segment of the US equity universe) with lower price-to-book ratios and lower forecasted growth values, as determined by the Frank Russell Company. The S&P 500 Index measures the performance of 500 of the largest US companies based on market capitalization. The Lipper Large-Cap Value Funds Average measures the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($ billion at December 31, 2008). Large-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. The Lipper Multi-Cap Value Funds Average measures the performance of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap value funds typically have 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($ billion as of December 31, 2008). Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-growth value compared to the S&P SuperComposite 1500 Index. As of the date of this Prospectus, Lipper classifies the Fund as a Multi-Cap Value Fund. Investors cannot invest directly in an average or an index.
(1)	The ten-year return for Class B shares reflects automatic conversion to Class A shares approximately eight years after their date of purchase.

5

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class B	Class C	Class R
Total Maximum Sales Charge (Load)	5.75%		5%	1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	5.75%	(1)	none	none	none
Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none	(1)	5%	1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
(as a percentage of average net assets)
Management Fees	0.80%		0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%	1.00%	0.50%
Other Expenses	%		%	%	%
Total Annual Fund Operating Expenses	%		%	%	%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class B					†
Class C
Class R

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class B					†
Class C
Class R

†	Class B shares will automatically convert to Class A shares approximately eight years after purchase.

Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

12b-1 Fees:

Fees paid by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.

6

Smaller-Cap Value Fund

The Fund is a separate fund of the Series.

Investment Objective

The Fund’s investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to pursue its investment objective:

The Fund generally invests at least 80% of its net assets in the common stock of “value” companies with smaller market capitalization ($3 billion or less) at the time of purchase by the Fund.

The Fund uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, one or more of the following:

■	a low price-to-earnings and/or low price-to-book ratio;

■	positive change in senior management;

■	positive corporate restructuring;

■	temporary setback in price due to factors that no longer exist;

■	positive shift in the company’s business cycle; and/or

■	a catalyst for increase in the rate of the company’s earnings growth.

The Fund generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Fund invests or the third-party analysts covering such companies, and continually monitors Fund holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

Value Companies:

Those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers.

The Fund generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

Although the Fund invests primarily in common stocks of domestic issuers, it may also invest in other equity-related securities of domestic issuers, including preferred stock, stock convertible into or exchangeable for such securities, and common stock purchase rights and warrants. The Fund may also invest in American Depositary Receipts (“ADRs”). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Fund uses the same criteria in evaluating these securities as it does for common stocks.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed

7

period. The Fund generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.

The Fund may also invest up to 10% of its assets in exchange-traded funds (“ETFs”). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

The Fund’s investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund’s Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the “80%” investment policy described in the second paragraph under “Principal Investment Strategies.”

The Fund’s Board of Directors may change the parameters by which small market capitalization is defined if it concludes such a change is appropriate.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund’s net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large- company stocks or other types of investments. Small companies tend to have shorter operating histories and may have less experienced management and limited product lines, markets, and financial or managerial resources.

Value stocks involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock’s intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

The Fund holds a small number of securities. Consequently, if one or more of the securities held in its portfolio declines in value or underperforms relative to the market, it may have a greater impact on the Fund’s performance than if the Fund held a larger number of securities. The Fund may experience more volatility, especially over the short term, than a fund with a greater number of holdings.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. However, the Fund may invest a substantial percentage of its assets in certain industries or economic sectors believed to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund’s performance may be negatively affected. This effect may be heightened because the Fund holds a smaller number of securities.

8

The Fund’s performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities, illiquid securities, or derivatives (including options, rights, and warrants) in the Fund’s portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks. Option transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. When options are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

If the Fund invests in ETFs, shareholders would bear not only the Fund’s expenses (including operating expenses and management fees), but also similar expenses of the ETFs, and the Fund’s return will therefore be lower. To the extent the Fund invests in ETFs, the Fund is exposed to the risks associated with the underlying investments of the ETFs and the Fund’s performance may be negatively affected if the value of those underlying investments declines.

There are special risks associated with investing in preferred stocks and securities convertible into common stocks. Preferred stocks may be subject to, among other things, deferral of distribution payments, involuntary redemptions, subordination to bonds and other debt instruments of the issuer, a lack of liquidity relative to other securities such as common stocks, and limited voting rights. The market value of securities convertible into common stocks tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.

The Fund may invest a portion of its net assets in debt securities, which may be subject to changes in interest rates, the creditworthiness of the issuers, unanticipated prepayment, and the decline of the bond market in general.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Website References

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

Portfolio Holdings

A description of the Series’ policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Series’ Statement of Additional Information.

9

Past Performance

The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied from year to year, as well as how the performance of certain of the Fund’s classes compares to three measures of performance.

The following performance information is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class of shares due to differing fees and expenses.

The Class A annual total returns presented in the bar chart below do not reflect the effect of any sales charges. If sales charges were included, the returns would be lower. The Fund’s average annual total returns presented in the table on the following page do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $50,000 is 5.75%. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented in the table, the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class B, Class C and Class R shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Class A Annual Total Returns – Calendar Years

Best quarter return: 25.14% – quarter ended 6/30/03.

Worst quarter return: (24.76)% – quarter ended 9/30/98.

10

Average Annual Total Returns – Periods Ended 12/31/08

	One Year		Five Years		Ten Years		Class C Since Inception 5/27/99		Class R Since Inception 4/30/03
Class A
Return before taxes		%		%		%	n/a		n/a
Return after taxes on distributions							n/a		n/a
Return after taxes on distributions and sale of Fund shares							n/a		n/a
Class B						(1)	n/a		n/a
Class C					n/a			%	n/a
Class R			n/a		n/a		n/a			%
Russell 2000 Value Index*
Lipper Small-Cap Core Funds Average*
Lipper Small-Cap Value Funds Average*

*	The Russell 2000 Value Index, the Lipper Small-Cap Value Funds Average and the Lipper Small-Cap Core Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions, if any. The Lipper Small-Cap Value Funds Average and the Lipper Small-Cap Core Funds Average exclude the effect of fees, sales charges and taxes, and the Russell 2000 Value Index excludes the effect of expenses, fees, sales charges and taxes. The Russell 2000 Value Index measures the performance of those Russell 2000 companies (small-cap value segment of the US equity universe) with lower price-to-book ratios and lower forecasted growth values, as determined by the Frank Russell Company. Each of the Lipper Small-Cap Value Funds Average and the Lipper Small-Cap Core Funds Average measure the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($ billion as of December 31, 2008). Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value compared to the S&P SmallCap 600 Index. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value compared to the S&P SmallCap 600 Index. As of the date of this Prospectus, Lipper classifies the Fund as a Small-Cap Core Fund. Investors cannot invest directly in an average or an index.
(1)	The ten-year return for Class B shares reflects automatic conversion to Class A shares approximately eight years after their date of purchase.

11

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class B	Class C	Class R
Total Maximum Sales Charge (Load)	5.75%		5%	1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	5.75%	(1)	none	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none	(1)	5%	1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
(as a percentage of average net assets)
Management Fees	1.00%		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%	1.00%	0.50%
Other Expenses	%		%	%	%
Total Annual Fund Operating Expenses	%		%	%	%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class B					†
Class C
Class R

If you did not sell your shares at the end of each period, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class B					†
Class C
Class R

†	Class B shares will automatically convert to Class A shares approximately eight years after purchase.

Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

12b-1 Fees:

Fees paid by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.

12

Management

On November 7, 2008, RiverSource Investments completed its Acquisition of Seligman, 100 Park Avenue, New York, New York 10017. With the Acquisition completed and shareholders having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between the Funds and RiverSource Investments (the “Management Agreement”), RiverSource Investments is the new investment manager of the Funds effective November 7, 2008.

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is also the investment manager of the other funds in the Seligman Group of Funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the Seligman Group of Funds, RiverSource Investments manages investments for the RiverSource funds, itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products.

Effective November 7, 2008, the Funds pay RiverSource Investments a fee for managing its assets (Seligman no longer receives a management fee effective November 7, 2008). The fee paid to RiverSource Investments is the same annual fee rate that was paid to Seligman prior to November 7, 2008, which is equal to an annual rate of 0.80% of the Seligman Large-Cap Value Fund’s average daily net assets and 1.00% of the Seligman Smaller-Cap Value Fund’s average daily net assets. Under the Management Agreement, the Funds also pay taxes, brokerage commissions, and nonadvisory expenses.

On July 29, 2008, the Series Board met to discuss, prior to shareholder approval, the Management Agreement between the Funds and RiverSource Investments. A discussion regarding the basis for the Board approving the Management Agreement was included in the Funds’ proxy statement, dated August 27, 2008, and is available in the Funds’ annual shareholder report for the year ended December 31, 2008.

13

Portfolio Managers

The Funds are managed by the investment manager’s Value Team, headed by Mr. Neil T. Eigen. Mr. Eigen is Co-Portfolio Manager of each Fund. Mr. Eigen is also Co-Portfolio Manager of Seligman Portfolios’ Large-Cap Value Portfolio and Smaller-Cap Value Portfolio. Mr. Eigen has been head of the Value Team since he joined Seligman in 1997. He joined RiverSource Investments in November 2008 when RiverSource Investments acquired Seligman.

Mr. Richard S. Rosen is Co-Portfolio Manager of each Fund. Mr. Rosen is also Co-Portfolio Manager of Seligman Portfolios’ Large-Cap Value Portfolio and Smaller-Cap Value Portfolio. Mr. Rosen joined Seligman in 1997 as a member of the Value Team and joined RiverSource Investments in November 2008 when RiverSource Investments acquired Seligman.

Mr. Eigen and Mr. Rosen each have decision making authority with respect to the investments of the Funds, although, as team leader of the Value Team, Mr. Eigen typically makes the final decision with respect to investments made by the Funds.

The Series’ Statement of Additional Information provides additional information about the compensation of each Co-Portfolio Manager, other accounts managed by each Co-Portfolio Managers and each Co-Portfolio Manager’s ownership of securities of each Fund.

Affiliates of RiverSource Investments:

RiverSource Fund Distributors, Inc., formerly Seligman Advisors, Inc. (the “distributor”):

A distributor of the Seligman mutual funds and the RiverSource complex of funds; responsible for accepting orders for purchases and sales of Fund shares.

RiverSource Services, Inc., formerly Seligman Services, Inc.:

A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

Seligman Data Corp. (“SDC”):

Each Fund’s shareholder service agent; provides shareholder account services to the Funds at cost.

Ameriprise Financial:

Provides or compensates others to provide administrative services to the Seligman Group of Funds, as well as the RiverSource complex of Funds.

14

Regulatory Matters

In late 2003, J. & W. Seligman & Co. Incorporated (Seligman) conducted an extensive internal review concerning mutual fund trading practices. Seligman’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies then managed by Seligman (the “Seligman Funds”); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the Securities and Exchange Commission (the “SEC”) and the Office of the Attorney General of the State of New York (“NYAG”).

In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, SDC and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies; then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit.

Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, each of Seligman; RiverSource Investments and their affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies including those funds in the RiverSource complex of funds.

Neither Seligman nor RiverSource Investments believes that the foregoing legal action or other possible actions will have a material adverse impact on Seligman, RiverSource Investments or their current and former clients, including the Seligman Funds and other investment companies managed by RiverSource Investments; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Seligman Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Seligman Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Seligman Funds. Information regarding certain legal proceedings may be found in the Seligman Funds’ shareholder reports and SAIs. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

15

Shareholder Information

Deciding Which Class of Shares to Buy

Each of the Funds’ Classes represent an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from the other Class. When deciding which Class of shares to buy, you should consider, among other things:

■	The amount you plan to invest.

■	How long you intend to remain invested in a Fund, or another Seligman mutual fund.

■

If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC (i.e., a contingent deferred sales charge) and pay higher ongoing 12b-1 fees, or in the case of employee benefit plans eligible to purchase Class R shares, be subject to a CDSC for a shorter period of time and pay higher ongoing 12b-1 fees.

■	Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

An authorized dealer or your financial advisor will be able to help you decide which Class of shares best meets your needs.

In connection with the proposed merger of RiverSource Small Cap Advantage Fund (which is not offered herein) into Seligman Smaller-Cap Value Fund, Seligman Smaller-Cap Value Fund anticipates offering three additional classes of shares, which are as follows: New Class I shares, Class R3 shares and Class R4 shares. These share classes, which are described in Appendix A, are expected to be effective before the end of third quarter 2009.

Class A

■	Initial sales charge on Fund purchases, as set forth below:

Amount of your Investment	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Net Amount Invested	Regular Dealer Discount as a % of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50	4.71	4.00
$100,000 – $249,999	3.50	3.63	3.00
$250,000 – $499,999	2.50	2.56	2.25
$500,000 – $999,999	2.00	2.04	1.75
$1,000,000 and over(2)	0.00	0.00	0.00

(1)	“Offering Price” is the amount that you actually pay for Fund shares; it includes the initial sales charge.
(2)	You will not pay an initial sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

■	Annual 12b-1 fee (for shareholder services) of up to 0.25%.

■	No initial sales charge on reinvested dividends or capital gain distributions.

Please consult your financial advisor for assistance in selecting the appropriate class of shares.

16

Information Regarding Breakpoint Discounts for Class A Shares

Purchases of Class A shares by a “single person” may be eligible for the reduced initial sales charges (“Breakpoint Discounts”) that are described above. For the purpose of the Breakpoint Discount thresholds described above, “single persons” includes individuals and immediate family members (i.e., husband, wife, and minor children), as well as designated fiduciaries, certain employee benefit plans and certain tax-exempt organizations. For more information about what constitutes a “single person”, please consult the Series’ Statement of Additional Information. “Single persons” may be eligible for Breakpoint Discounts under the following circumstances:

Discounts and Rights of Accumulation. Breakpoint Discounts contemplated above are also available under a Seligman Group of Funds program referred to as “Rights of Accumulation.” Under this program, reduced sales charges will apply if the sum of (i) the current amount being invested by a “single person” in Class A shares of a Fund and in Class A shares of other Seligman mutual funds (excluding Seligman Cash Management Fund), (ii) the current net asset value of the Class A shares and Class B shares of other Seligman mutual funds already owned by the “single person” other than Seligman Cash Management Fund (except as provided in (iii)) and (iii) the current net asset value of Class A shares of Seligman Cash Management Fund which were acquired by a “single person” through an exchange of Class A shares of another Seligman mutual fund, exceeds the Breakpoint Discount thresholds described for Class A shares above.

The value the shares contemplated by items (ii) and (iii) above (collectively, the “Prior Owned Shares”) will be taken into account only if SDC or the financial intermediary (if you are purchasing through a financial intermediary) is notified that there are holdings eligible for aggregation to meet the applicable Breakpoint Discount thresholds. If you are purchasing shares through a financial intermediary, you should consult with your intermediary to determine what information you will need to provide them in order to receive the Breakpoint Discounts to which you may be entitled. This information may include account records regarding shares eligible for aggregation that are held at any financial intermediary, as well as a social security or tax identification number. You may need to provide this information each time you purchase shares. In addition, certain financial intermediaries may prohibit you from aggregating investments in the Seligman Group of mutual funds if those investments are held in your accounts with a different intermediary or with SDC.

Discounts and rights of accumulation apply with respect to your investments in the Seligman mutual funds only. Any investment that you may have in shares of a RiverSource fund, RiverSource Partners fund or Threadneedle fund will not be aggregated with your investments in the Seligman mutual funds for the purpose of determining eligibility for any Breakpoint Discount or reduced sales charge (this same policy also applies in connection with a letter of intent, as described below).

If you are dealing directly with SDC, you should provide SDC with account information for any shares eligible for aggregation. This information includes account records and a social security or tax identification number. You may need to provide this information each time you purchase shares.

Letter of Intent. A letter of intent allows you to purchase Class A shares over a 13-month period with the benefit of the Breakpoint Discounts discussed above, based on the total amount of Class A shares of a Fund that the letter states that you intend to purchase plus the current net asset value of the Prior Owned Shares. Reduced sales charges may be applied to purchases made within a 13-month period starting from the date of receipt from you of a letter of intent. In connection with such arrangement, a portion of the shares you initially purchase will be held in escrow to provide for any sales charges that might result if you fail to purchase the amount of shares contemplated by the letter of intent assuming your purchases would not

17

otherwise be eligible for Breakpoint Discounts. These shares will be released upon completion of the purchases contemplated by the letter of intent.

Eligible Employee Benefit Plans. Eligible employee benefit plans which have at least $2 million in plan assets at the time of investment in the Fund may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Ascensus (formerly, BISYS) Plans. Plans that (i) own Class B shares of any Seligman mutual fund and (ii) participate in Seligman Growth 401(k) through Ascensus’ third-party administration platform may, with new contributions, purchase Class A shares at net asset value. Class A shares purchased at net asset value are subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

CDSCs. Purchases of Class A shares of $1 million or more under any of the programs discussed above are subject to a CDSC of 1% on redemptions made within 18 months of purchase, subject to certain limited exceptions set forth in the Series’ Statement of Additional Information.

Additional Information. For more information regarding Breakpoint Discounts, please consult the Series’ Statement of Additional Information. This information can also be found at www.seligman.com via a hyperlink that is designed to facilitate access to the information.

Information Regarding Sales of Class A Shares at Net Asset Value

Class A shares of a Fund may be issued without a sales charge to present and former directors, trustees, officers, employees (and their respective family members) of the Series, the other investment companies in the Seligman Group of mutual funds, RiverSource Investments, SDC and RiverSource Investments’ affiliates.

Class A shares may also be issued without an initial sales charge to the following entities as further described in the Series’ Statement of Additional Information: certain registered unit investment trusts; separate accounts established and maintained by certain insurance companies; registered representatives and employees (and their spouses and minor children) of any dealer or bank that has a sales agreement with each Fund’s distributor; financial institution trust departments; certain registered investment advisers; accounts of certain financial institutions, authorized dealers or investment advisors that charge account management fees; pursuant to certain sponsored arrangements with organizations that make recommendations or permit solicitations of its employees, members or participants; other investment companies in the Seligman Group of Funds in connection with a deferred fee arrangement for outside Directors, or pursuant to a “fund of funds” arrangement; certain “eligible employee benefit plans”; those partners and employees of outside counsel to each Fund or its directors or trustees who regularly provide advice and services to a Fund, to other funds managed by RiverSource Investments, or to their directors or trustees; in connection with sales pursuant to retirement plan alliance programs that have a written agreement with the Funds’ distributor; and to participants in certain retirement and deferred compensation plans and trusts for which certain entities act as broker-dealer, trustee, or recordkeeper.

For more information about those who can purchase shares of a Fund without a sales charge, and other relevant information, please consult the Series’ Statement of Additional Information. In addition, this information can be found at www.seligman.com via a hyperlink that is designed to facilitate access to the information.

If you are eligible to purchase Class A shares without a sales charge, you should inform your financial intermediary or SDC of such eligibility and be prepared to provide proof thereof.

18

Class B

■	No initial sales charge on purchases.

■	A declining CDSC on shares sold within 6 years of purchase:

Years Since Purchase	CDSC
Less than 1 year	5%
1 year or more but less than 2 years	4
2 years or more but less than 3 years	3
3 years or more but less than 4 years	3
4 years or more but less than 5 years	2
5 years or more but less than 6 years	1
6 years or more	0

■	Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

■

Automatic conversion to Class A shares approximately eight years after purchase, resulting in lower ongoing 12b-1 fees. If you intend to hold your Class B shares for less than six years, you should consider purchasing Class C shares due to the shorter CDSC typically applicable to Class C shares. Additionally, if you are eligible to purchase Class R shares, you should consider purchasing that Class, which has lower ongoing fees and typically a shorter CDSC.

■	No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

Class C

■	No initial sales charge on purchases.

■	A 1% CDSC on shares sold within one year of purchase.

■	Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

■	No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

■	No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

19

Your purchase of Class B shares must be for less than $250,000, because if you invest $250,000 or more, you will pay less in fees and charges if you buy another Class of shares. Please consult your financial advisor for assistance in selecting the appropriate class of shares.

Your purchase for Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more, you will pay less in fees and charges if you buy Class A shares. Please consult your financial advisor for assistance in selecting the appropriate class of shares.

19

Class R*

■	No initial sales charge on purchases.

■	Annual 12b-1 fee (for distribution and shareholder services) of 0.50%

■	A 1% CDSC on shares sold within one year of the plan’s initial purchase of Class R shares of a Fund.

■	No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

■	No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

Please consult your financial advisor for assistance in selecting the appropriate class of shares.

*	Class R shares are not available to all investors. You may purchase Class R shares only if you are a qualified or non-qualified employee benefit plan or arrangement (other than a Section 403(b) plan sponsored by public educational institutions) that provides for the purchase of Fund shares and has (1) less than $20 million in assets (determined at the time of initial investment in the Seligman Group of mutual funds); and (2) at least (a) $500,000 invested in the Seligman Group of mutual funds or (b) 50 eligible employees to whom such plan is made available. The distributor may waive the requirements described in (2) above in connection with sales pursuant to a retirement plan alliance program which has a written agreement with the distributor.

The Series has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows each Class of the Funds to pay 12b-1 fees for the sale and distribution of its shares and/or for providing services to shareholders.

Because the Fund’s 12b-1 fees are paid out of each Class’s assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of charges.

The Series’ Board of Directors believes that no conflict of interest currently exists between the Fund’s Classes of shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and Maryland law, will seek to ensure that no such conflict arises.

How CDSCs Are Calculated

To minimize the amount of the CDSC you may pay when you sell your shares, each Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest). The amount of any CDSC that you pay will be based on the shares’ original purchase price or current net asset value, whichever is less.

You will not pay a CDSC when you exchange shares of a Fund to buy the same class of shares of any other Seligman mutual fund or when you exchange shares of another Seligman mutual fund to buy the same class of shares of a Fund. For the purpose of calculating the CDSC, when you exchange shares of a Fund for the same class of another Seligman mutual fund, it will be assumed that you held shares of the other Seligman mutual fund since the date you originally purchased the shares of a Fund. Similarly, when you exchange shares of another Seligman mutual fund for shares of a Fund, it will be assumed that you held the shares of such Fund since the date you originally purchased shares of the other Seligman mutual fund.

20

The CDSC on Class A, Class B, Class C and Class R shares may be waived or reduced in the following instances: on redemptions following death or disability; in connection with certain distributions from certain retirement plans, 403(b) plans, 401(k) plans and IRAs; in connection with shares sold to current and retired Directors of the Series; in connection with shares sold to a governmental entity which is prohibited by applicable laws from paying sales charges and related fees; in connection with systematic withdrawals; in connection with participation in certain 401(k) and retirement programs; on incidental redemptions to cover administrative expenses; on redemptions of shares initially purchased by an eligible employee benefit plan that are not in connection with a plan-level termination; and in the case of Class A shares purchased by certain institutional investors. The CDSC may also be waived on any redemption of Class A shares that are purchased by an eligible employee benefit plan that is a separate account client of RiverSource Investments at the time of initial investment (or within the prior 30 days) in a Seligman mutual fund. For more information, please consult the Series’ Statement of Additional Information or www.seligman.com.

Pricing of Fund Shares

When you buy or sell shares of a Fund, you do so at the applicable Class’s net asset value (“NAV”) next calculated after the distributor or SDC, as the case may be, accepts your request. However, in some cases, the Series has authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of the Funds. In such instances, customer orders will be priced at the Class’s NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request. Any applicable sales charge will be added to the purchase price for Class A shares. However, the distributor may reject any request to purchase shares under the circumstances discussed later in this Prospectus under the captions “Important Policies That May Affect Your Account” and “Frequent Trading of Fund Shares.” Authorized financial intermediaries or their designees are responsible for forwarding your order in a timely manner.

NAV: Computed separately for each Class by dividing that Class’s share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.

If your buy or sell order is received by an authorized financial intermediary or its designee after the close of regular trading on the New York Stock Exchange (“NYSE”), the order will be executed at the Class’s NAV calculated as of the close of regular trading on the next NYSE trading day, subject to any applicable sales charge. When you sell shares, you receive the Class’s per share NAV, less any applicable CDSC.

The NAV of each Fund’s shares is determined each day, Monday through Friday, on days that the NYSE is open for trading. Because of their higher 12b-1 fees, the NAV of Class B, Class C and Class R shares will generally be lower than the NAV of the Class A shares of a Fund.

Securities owned by the Funds are valued at current market prices. If RiverSource Investments concludes that the most recently reported (or closing) price of a security held by a Fund is no longer valid or reliable, or such price is otherwise unavailable, RiverSource Investments will value the security at its fair value as determined in accordance with policies and procedures approved by the Series’ Board of Directors. The value of a security held by a Fund could be so determined in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts or extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices

21

used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Opening Your Account

Each Fund’s shares are sold through authorized dealers or financial advisors who have sales agreements with the distributor. There are several programs under which you may be eligible for reduced sales charges. Ask an authorized dealer or your financial advisor if any of these programs apply to you. Class R shares are not available to all investors. For more information, see “Deciding Which Class of Shares to Buy—Class R.”

To make your initial investment in a Fund, contact an authorized dealer or your financial advisor, or complete an account application and send it with your check made payable to a Fund directly to SDC at the address provided on the account application. Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler’s checks or credit card convenience checks for investment. If you do not choose a Class, your investment will automatically be made in Class A shares.

The required minimum initial investments are:

■	Regular (non-retirement) accounts: None (but certain Fund accounts are subject to a $1,000 minimum Fund account balance; for details, see “Important Policies That May Affect Your Account”)

■	For accounts opened concurrently with Invest-A-Check®:
•	$100 to open if you will be making monthly investments
•	$250 to open if you will be making quarterly investments

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.

You may buy shares of the Funds for all types of tax-deferred retirement plans. Contact Retirement Plan Services at the address or phone number listed on the inside back cover of this Prospectus for information and to receive the proper forms.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Seligman funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account. Send your request and check for the fee to SDC at:

Seligman Data Corp.

P.O. Box 9759

Providence, RI 02940-9759

Share certificates representing shares of the Funds are no longer issued. Any further purchases of shares (whether by further subscription or in connection with the exercise of exchange privileges) will be recorded in book-entry form only. However, if a share certificate has been previously issued to a shareholder, the shareholder will be required to deliver the share certificate to SDC, as shareholder service agent, before a request for redemption or exchange of shares evidenced by that share certificate will be processed.

If you want to be able to buy, sell, or exchange shares by telephone, you should elect telephone services on the account application when you open your account. This will prevent you from having to complete a supplemental election form (which may require a medallion signature guarantee) at a later date.

22

How to Buy Additional Shares

After you have made your initial investment, there are many options available to make additional purchases of Fund shares.

Shares may be purchased through an authorized dealer or your financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name, and account number. Unless you indicate otherwise, your investment will be made in the Class you already own. Send investment checks to:

Seligman Data Corp.

P.O. Box 9766

Providence, RI 02940-9766

Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler’s checks or credit card convenience checks for investment.

You may also use the following account services to make additional investments:

Invest-A-Check®. You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House (“ACH”) member bank. If your bank is not a member of ACH, the Fund will debit your checking account by preauthorized checks. For accounts opened concurrently with Invest-A-Check®, you must buy each Fund’s shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check®, you must continue to make automatic investments until the Fund’s minimum account balance of $1,000 is met or your account may be closed. For accounts opened with $1,000 or more, Invest-A-Check® investments may be made for any amount.

Automatic Dollar-Cost-Averaging. If you have at least $5,000 in Seligman Cash Management Fund, (the “Cash Fund”), you may exchange uncertificated shares of that fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares, you may pay an initial sales charge to buy each Fund’s shares unless your original purchase was in the Cash Fund.

Automatic CD Transfer. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit (CD) in shares of the Fund. If you wish to use this service, contact SDC, an authorized dealer or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.

Dividends From Other Investments. You may have your dividends from other companies invested in either Fund. (Dividend checks must include your name, account number, Fund name and class of shares).

Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS, or any other institution that provides direct deposit. Call SDC for more information.

How to Exchange Shares Among the Seligman Mutual Funds

The Seligman Group of Funds are part of the RiverSource complex of funds which, in addition to RiverSource funds, includes RiverSource Partners funds and Threadneedle funds. Each of the funds in the RiverSource complex shares the same Board of Directors/Trustees. However, the Seligman Group of Funds do not share the same policies and procedures, as set forth in the Shareholder Information section of this prospectus, as the other funds in the RiverSource complex and may not be exchanged for shares of RiverSource funds, RiverSource Partners funds or Threadneedle funds.

You may sell a Fund’s shares to buy shares of the same class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy a Fund’s shares. Exchanges will be made at each fund’s respective NAV. You will not

23

pay an initial sales charge when you exchange, unless you exchange Class A shares of Seligman Cash Management Fund to buy the same Class shares of either Fund or another Seligman mutual fund. If you are exchanging shares subject to a CDSC, for purposes of determining CDSC holding periods, such shares will be exchanged pro rata based on the different times of purchase.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund. If you wish to carry over any other account options (for example, Invest-A-Check® or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.

See “The Seligman Mutual Funds” for a list of the funds available for exchange. Before making an exchange, contact an authorized dealer, your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund’s prospectus before investing. Some funds may not offer all Classes of shares.

How to Sell Shares

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able to use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see “Important Policies That May Affect Your Account.”

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically within 2 business days after your shares are sold).

You may sell shares to a Fund through an authorized dealer or your financial advisor. The Funds do not charge any fees or expenses, other than any applicable CDSC for this transaction; however, the authorized dealer or financial advisor may charge a service fee. Contact an authorized dealer or your financial advisor for more information.

You may always send a written request to sell Fund shares; however, it may take longer to get your money.

To protect you and the Funds, if your written redemption request is for $25,000 or more, SDC will seek telephone confirmation from you, an authorized dealer or your financial advisor before sending any money. If the proceeds are: (1) $50,000 or more; (2) to be paid to someone other than the account owner; (3) to be mailed to other than your address of record; (4) requested in connection with an address change; or (5) requested within 30 days of an address change on the account, then before sending any money, the Funds will require:

■	A signed, written redemption request;
■	Telephone confirmation; and
■	A medallion signature guarantee.

Medallion Signature Guarantee:

Protects you and each Seligman mutual fund from fraud. It is an assurance that the signature is genuine. A Medallion Signature Guarantee from The New York Stock Exchange, Inc. Medallion Signature Guarantee Program, The Securities Transfer Agents Medallion Program or The Stock Exchanges Medallion Program is acceptable. These guarantees are the leading signature guarantee programs recognized by most financial services associations throughout the United States and Canada, and are endorsed by the Securities Transfer Association. Non- medallion signature guarantees or notarization by a notary public are not acceptable forms of signature guarantees.

Telephone confirmations will not affect the date on which your redemption request is actually processed, but may delay the payment of proceeds.

24

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

You may need to provide additional documents to sell Fund shares if you are:

■	a corporation;
■	an executor or administrator;
■	a trustee or custodian; or
■	in a retirement plan.

Contact an authorized dealer, your financial advisor or SDC’s Shareholder Services Department for information on selling your shares under any of the above circumstances.

You may also use the following account service to sell Fund shares:

Systematic Withdrawal Plan. If you have at least $5,000 in either Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account, typically within 2 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class B, Class C, Class D or Class R shares and reinvest your dividends and capital gain distributions, you may annually withdraw 12%, 10%, 10% or 10%, respectively, of the value of your Fund account (at the time of election) without a CDSC.

Important Policies That May Affect Your Account

To protect you and other shareholders, each Fund reserves the right to:

■	Refuse an exchange request if the amount you wish to exchange equals or exceeds the lesser of $1,000,000 or 1% of the Fund’s net assets;

■	Refuse any request to buy Fund shares;

■	Reject any request received by telephone;

■	Suspend or terminate telephone services;

■	Reject a medallion signature guarantee that SDC believes may be fraudulent;

■

Close your Fund account if its value is below $1,000, provided, however, that this policy does not apply to direct accounts held at SDC that are retirement accounts (i.e., IRAs), unclaimed property accounts and Fund shareholder accounts in the process of automatic conversion from the Fund’s Class B shares to Class A shares that aggregate to more than $1,000. The Fund will notify you in writing at least 30 days before closing your Fund account and anticipates permitting shareholders owning Fund shares directly with SDC a period of one year to reach the $1,000 Fund minimum balance. If you hold your shares through a financial intermediary, you should contact that financial intermediary for their policies relating to minimum investment requirements (which could be different from the Fund’s requirements);

■	Close your account if it does not have a certified taxpayer identification number (this is your social security number for individuals); and

■	Request additional information or close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering.

Telephone Services

You, an authorized dealer or your financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:

■	Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to

25

the address of record or if you have current ACH bank information on file, you may have your redemption proceeds directly deposited to your bank account);

■	Exchange shares between Seligman mutual funds;

■	Change dividend and/or capital gain distribution options;

■	Change your address; and

■	Establish systematic withdrawals to address of record.

If you do not elect telephone services on your account application when you open your account, or opened your account through an authorized dealer or your financial advisor, telephone services must be elected on a supplemental election form (which may require a medallion signature guarantee).

Restrictions apply to certain types of accounts:

■	Trust accounts on which the current trustee is not listed may not sell Fund shares by phone;

■	Corporations may not sell Fund shares by phone;

■	IRAs may only exchange Fund shares or request address changes by phone; and

■

Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within 30 days following an address change.

Your telephone request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. An authorized dealer or your financial advisor may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of Fund shares. In this case, you may need to send written instructions, and it may take longer for your request to be processed. The Fund’s NAV may fluctuate during this time.

The Funds and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine. The Funds and SDC will employ reasonable procedures to confirm whether instructions received by telephone are genuine, and, if they do not, they may be liable for any losses due to unauthorized or fraudulent instructions.

Repurchases. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of the Fund or any other Seligman mutual fund.

The following applies to shareholders who sold Fund shares on or after February 4, 2009 and wish to repurchase shares (the “New Repurchase Policy”): If your original purchase was in Class A or Class B shares, you may use all or part of the sale proceeds to purchase new Class A shares in any Seligman fund account linked together for Rights of Accumulation purposes. Your repurchase will be in Class A shares at net asset value, up to the amount of the sale proceeds. Repurchases of Class B shares will also be made in Class A shares at net asset value. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C shares, you will be allowed to reinvest in the same Class C account and fund you originally purchased. In a Class C share repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying

26

the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

The following applies to shareholders who sold Fund shares on or before February 3, 2009 and wish to repurchase shares: You have the option of taking advantage of the New Repurchase Policy described above, or you may use all or part of the sale proceeds to purchase shares of the Fund or any other Seligman mutual fund without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC (the “Former Policy”).

If you sold Fund shares on or after February 4, 2009 and wish to take advantage of the New Repurchase Policy, you must notify your financial advisor or SDC within 90 days of the date your sale request was processed. If you sold Fund shares on or before February 3, 2009 and wish to take advantage of either the New Repurchase Policy or the Former Policy, you must notify your financial advisor or SDC within 120 days of the date your sale request was processed (e.g., if you sold Fund shares on February 3, 2009, you must notify your financial advisor or SDC by June 3, 2009). Contact your financial advisor or SDC for information on required documentation. The repurchase privileges may be modified or discontinued at any time and use of this option may have tax consequences.

Frequent Trading of Fund Shares

As a matter of policy, each Fund discourages frequent trading of its shares. In this regard, the Board of Directors of the Series has adopted written policies and procedures that, subject to the limitations set forth below, are designed to deter frequent trading that may be disruptive to the management of a Fund’s portfolio. If a Fund, the distributor or SDC (the Funds’ shareholder service agent) (referred to collectively below as the “Seligman Entities”) determine that you have exchanged more than twice to and from the same Fund in any three-month period, you will not be permitted to engage in further exchange activity in such Fund for 90 days. The Seligman Entities may under certain circumstances also refuse initial or additional purchases of a Fund’s shares by any person for any reason, including if that person is believed to be engaging, or suspected of engaging, in trading of fund shares in excess of the guidelines noted above (excluding purchases via a direct deposit through an automatic payroll deduction program or purchases by the funds of Seligman Asset Allocation Series, Inc. in the ordinary course of implementing their asset allocation strategies). In addition, the Seligman Entities may under certain circumstances refuse to accept exchange requests for accounts of any person that has had a previous pattern (even if involving a different fund in the Seligman Group) of trading in excess of the guidelines noted above. Furthermore, if you purchase shares of a Fund through a financial intermediary, your ability to purchase or exchange shares of such Fund could be limited if your account is associated with a person (e.g., broker or financial advisor) previously identified by the Seligman Entities as engaging in trading activity in excess of the guidelines noted above. The Funds’ policies do not permit exceptions to be granted, and the policies are, to the extent possible, applied uniformly to all accounts where beneficial ownership has been ascertained.

Shareholders and their financial intermediaries seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Seligman Entities to prevent excessive trading, there is no guarantee that the Seligman Entities will be able to identify such shareholders or curtail their trading practices. The ability of the Seligman Entities to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations and hindered by financial intermediaries purposefully or unwittingly facilitating these practices. In addition, each Fund receives purchase, exchange and redemption orders through financial intermediaries, some of

27

whom hold shares through omnibus accounts, and the Seligman Entities will not, under most circumstances, know of or be able to reasonably detect excessive trading which may occur through these financial intermediaries. Omnibus account arrangements and their equivalents (e.g., bank trust accounts and retirement plans) are a common form of holding shares of funds by many brokers, banks and retirement plan administrators. These arrangements often permit the financial intermediary to aggregate many client transactions and ownership positions and provide each Fund with combined purchase and redemption orders. In these circumstances, the Seligman Entities may not know the identity of particular shareholders or beneficial owners or whether particular purchase or sale orders were placed by the same shareholder or beneficial owner. A substantial percentage of shares of each Fund may be held through omnibus accounts and their equivalents.

To the extent that the efforts of the Seligman Entities are unable to eliminate excessive trading practices in a Fund, these practices may interfere with the efficient management of such Fund’s portfolio, hinder a Fund’s ability to pursue its investment objective and may reduce the returns of long-term shareholders. Additionally, these practices may result in a Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit to a greater extent and engaging in additional portfolio transactions. Increased portfolio transactions and use of the line of credit could correspondingly increase a Fund’s operating costs and decrease a Fund’s investment performance. Maintenance of a higher level of cash balances necessary to meet frequent redemptions could likewise result in lower Fund investment performance during periods of rising markets.

Investors who purchase shares of a fund that invests in small-cap securities may be more likely to seek to use frequent trading strategies to take advantage of potential arbitrage opportunities. Such activity could adversely impact the Smaller-Cap Value Fund.

Dividends and Capital Gain Distributions

Each Fund generally pays any dividends from its net investment income and distributes any net capital gains realized on investments annually. [The Large-Cap Value Fund has a net capital loss carryforward, which is available for offset against future net capital gains expiring in 2011.] Accordingly, no capital gains distributions are expected to be paid to shareholders of this Fund until net capital gains have been realized in excess of the available capital loss carryforward.

Dividend:

A payment by a mutual fund, usually derived from a fund’s net investment income (dividends and interest earned on portfolio securities less expenses).

Capital Gain Distribution:

A payment to mutual fund shareholders which represents profits realized on the sale of securities in a fund’s portfolio.

Ex-dividend Date:

The day on which any declared distributions (dividends or capital gains) are deducted from a fund’s assets before it calculates its NAV.

You may elect to:

(1)	reinvest both dividends and capital gain distributions;

(2)	receive dividends in cash and reinvest capital gain distributions; or

(3)	receive both dividends and capital gain distributions in cash.

28

Your dividends and capital gain distributions, if any, will be reinvested if you do not instruct otherwise or if you own either Fund’s shares in a Seligman tax-deferred retirement plan.

If you want to change your election, you may send written instructions to SDC at P.O. Box 9759, Providence, RI 02940-9759, or, if you have telephone services, you, an authorized dealer or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Dividends or capital gain distributions that are not reinvested will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your predesignated bank account, typically within 2 business days from the payable date.

Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the ex-dividend date.

Dividends, if any, on Class B, Class C and Class R shares will be lower than the dividends on Class A shares as a result of their higher 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class.

Taxes

The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. Dividends paid by the Funds, other than “qualified dividend income,” are generally taxable to you as ordinary income. Tax-deferred retirement plans are not taxed currently on dividends or capital gain distributions or on gains resulting from the sale or exchange of Fund shares.

You may be taxed at different rates on capital gains distributed by a Fund depending on the length of time that Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder’s situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

For further information, please see the Series’ Statement of Additional Information under the section entitled “Taxation of the Series.”

29

The Seligman Mutual Funds

Shares of the following Seligman mutual funds may be exchanged for one another, but shares of these Seligman mutual funds may not, at the current time, be exchanged for shares of the other funds in the RiverSource complex of funds.

EQUITY

Specialty

Seligman Communications and Information Fund

Seeks capital appreciation by investing in companies operating in the communications, information and related industries.

Seligman Emerging Markets Fund

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.

Seligman Global Technology Fund

Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.

Small Company

Seligman Frontier Fund

Seeks growth of capital by investing primarily in small company growth stocks.

Seligman Global Smaller Companies Fund

Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.

Seligman Smaller-Cap Value Fund

Seeks long-term capital appreciation by investing in common stocks of smaller companies, deemed to be “value” companies by the investment manager.

Medium Company

Seligman Capital Fund

Seeks capital appreciation by investing in the common stocks of medium-sized companies.

Large Company

Seligman Common Stock Fund

Seeks total return through a combination of capital appreciation and current income.

Seligman Global Growth Fund

Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

Seligman Growth Fund

Seeks long-term capital appreciation.

Seligman International Growth Fund

Seeks long-term capital appreciation by generally investing in securities of large- and mid-capitalization growth companies in the international markets.

Seligman Large-Cap Value Fund

Seeks long-term capital appreciation by investing in common stocks of large companies, deemed to be “value” companies by the investment manager.

Balanced

Seligman Income and Growth Fund

Seeks total return through a combination of capital appreciation and income consistent with what is believed to be a prudent allocation between equity and fixed-income securities.

Real Estate Securities

Seligman LaSalle Global Real Estate Fund

Seeks total return through a combination of current income and long-term capital appreciation by investing in equity and equity-related securities issued by global real estate companies, such as US real estate investment trusts (REITS) and similar entities outside the US.

30

Seligman LaSalle Monthly Dividend Real Estate Fund

Seeks to produce a high level of current income with capital appreciation as a secondary objective by investing in equity and equity-related securities issued by real estate companies, such as real estate investment trusts (REITs).

FIXED-INCOME

Income

Seligman High-Yield Fund

Seeks a high level of current income and may also consider the potential for capital appreciation consistent with prudent investment management. The Fund invests primarily in non-investment grade, high-yield securities.

Seligman Core Fixed Income Fund

Seeks to produce a high level of current income consistent with prudent exposure to risk. Capital appreciation is a secondary objective. The Fund invests a significant portion of its assets in investment grade fixed-income securities.

Seligman U.S. Government Securities Fund

Seeks a high level of current income consistent with prudent investment risk primarily by investing in a diversified portfolio of securities issued or guaranteed by the US government, its agencies or instrumentalities, or government sponsored enterprises.

Municipal

Seligman Municipal Funds:

National Fund

Seeks maximum income, exempt from regular federal income taxes.

State-specific funds:*

Seek to maximize income exempt from regular federal income taxes and from regular income taxes in the designated state.

California	Louisiana	New Jersey
• High-Yield	Maryland	New York
• Quality	Massachusetts	North Carolina
Colorado	Michigan	Ohio
Florida	Minnesota	Oregon
Georgia	Missouri	Pennsylvania
South Carolina

* A small portion of income may be subject to state and local taxes.

Money Market

Seligman Cash Management Fund

Seeks to preserve capital and to maximize liquidity and current income by investing only in high-quality money market securities. The Fund seeks to maintain a constant net asset value of $1.00 per share.

ASSET ALLOCATION

Seligman Asset Allocation Series, Inc. offers four different asset allocation funds that pursue their investment objectives by allocating their assets among other mutual funds in the Seligman Group.

Seligman Asset Allocation Aggressive Growth Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in aggressive growth-oriented domestic and international equity securities weighted toward small- and medium-capitalization companies.

Seligman Asset Allocation Growth Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in growth-oriented domestic and international equity securities, with a more even weighting among small-, medium- and large-capitalization companies than Seligman Asset Allocation Aggressive Growth Fund.

Seligman Asset Allocation Moderate Growth Fund

Seeks capital appreciation by creating a portfolio of mutual funds that invests in small-, medium- and large-capitalization domestic and international equity securities as well as real estate securities and domestic fixed-income securities.

31

Seligman Asset Allocation Balanced Fund

Seeks capital appreciation and preservation of capital with current income and growth of income by creating a portfolio of mutual funds that invests in medium- and large-capitalization and dividend producing domestic and international equity securities supplemented by a larger allocation to real estate securities as well as domestic fixed-income securities, cash and cash equivalents than Seligman Asset Allocation Moderate Growth Fund.

Seligman TargetHorizon ETF Portfolios, Inc. offers five asset-allocation mutual funds that seek to achieve their respective investment objectives by allocating their assets among exchange-traded funds (ETFs).

Seligman TargETFund 2045

Seeks capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2045 approaches.

Seligman TargETFund 2035

Seeks capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2035 approaches.

Seligman TargETFund 2025

Seeks capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2025 approaches.

Seligman TargETFund 2015

Seeks capital appreciation and current income consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2015 approaches.

Seligman TargETFund Core

Seeks capital appreciation and preservation of capital with current income.

32

Other Information

Payments to Financial Institutions. The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial institutions, including inter-company allocation of resources or payments to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, ‘‘payments’’) do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial institution may elevate the prominence or profile of the fund within the financial institution’s organization, and may provide the distributor and its affiliates with preferred access to the financial institution’s registered representatives or preferred access to the financial institution’s customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial institution’s pecuniary interest and its duties to its customers, for example, if the financial institution receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial institution or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company’s success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial institution, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial institution, and the access the distributor or other representatives of the fund may have within the financial institution for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial institution and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges—fees that a financial institution charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial institution (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or

33

lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial institutions and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of RiverSource fund assets (in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

The financial institution through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial institution.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to SDC, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Administrative services are provided without charge to the Seligman funds by Ameriprise Financial under a separate administrative services agreement with each such fund, rather than by RiverSource Investments under a Seligman fund’s management agreement. The fees under the administrative services agreement may be raised without shareholder approval, although RiverSource Investments expects that

34

any increase would be offset by a decrease in its management fee paid by a Seligman fund.

Affiliated Products. RiverSource Investments also serves as investment manager to Seligman funds and RiverSource funds which are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other Seligman funds and RiverSource funds, respectively, (Funds of Funds) and to discretionary managed accounts that invests exclusively in the funds (collectively referred to as ‘‘affiliated products’’). These affiliated products, individually or collectively, may own a significant percentage of the fund’s outstanding shares. The fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource

Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, the fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of the fund, a redemption by one or more affiliated products could cause the fund’s expense ratio to increase as the fund’s fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts.

35

Financial Highlights

Large-Cap Value Fund

The tables below are intended to help you understand the financial performance of the Fund’s Classes for the past five years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated based on average shares outstanding. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any sales charges, transaction costs on your investment or taxes. If such charges, costs or taxes were reflected, total returns presented below would have been lower. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has audited this information. Their Report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

CLASS A
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year		$14.43	$12.79	$11.62	$10.07
Income from investment operations:
Net investment income		0.04	0.05	0.04	0.06
Net realized and unrealized gain on investments		1.26	1.60	1.13	1.52
Total from investment operations		1.30	1.65	1.17	1.58
Less distributions:
Dividends from net investment income		—#	(0.01)	—#	(0.03)
Net asset value, end of year		$15.73	$14.43	$12.79	$11.62
Total Return		9.03%	12.92%	10.08%	15.69%	ø
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)		$148,242	$136,583	$104,699	$86,128
Ratio of expenses to average net assets		1.51%	1.54%	1.61%	1.62%
Ratio of net investment income to average net assets		0.29%	0.40%	0.36%	0.54%
Portfolio turnover rate		18.01%	30.04%	29.85%	16.73%

See footnotes on page 42.

36

CLASS B
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year		$13.82	$12.33	$11.28	$ 9.83
Income (loss) from investment operations:
Net investment income (loss)		(0.07)	(0.05)	(0.04)	(0.02)
Net realized and unrealized gain on investments		1.21	1.54	1.09	1.47
Total from investment operations		1.14	1.49	1.05	1.45
Less distributions:
Dividends from net investment income		—	—	—	—
Net asset value, end of year		$14.96	$13.82	$12.33	$11.28
Total Return		8.25%	12.08%	9.31%	14.75%	ø
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)		$26,191	$37,050	$50,508	$58,347
Ratio of expenses to average net assets		2.26%	2.29%	2.36%	2.37%
Ratio of net investment income (loss) to average net assets		(0.47)%	(0.35)%	(0.39)%	(0.20)%
Portfolio turnover rate		18.01%	30.04%	29.85%	16.73%

CLASS C
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year		$13.82	$12.32	$11.28	$ 9.83
Income (loss) from investment operations:
Net investment income (loss)		(0.07)	(0.05)	(0.04)	(0.02)
Net realized and unrealized gain on investments		1.20	1.55	1.08	1.47
Total from investment operations		1.13	1.50	1.04	1.45
Less distributions:
Dividends from net investment income		—	—	—	—
Net asset value, end of year		$14.95	$13.82	$12.32	$11.28
Total Return		8.18%	12.18%	9.22%	14.75%	ø
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)		$34,424	$35,820	$37,981	$39,117
Ratio of expenses to average net assets		2.26%	2.29%	2.36%	2.37%
Ratio of net investment income (loss) to average net assets		(0.47)%	(0.35)%	(0.39)%	(0.21)%
Portfolio turnover rate		18.01%	30.04%	29.85%	16.73%

See footnotes on page 42.

37

CLASS R
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period		$14.38	$12.76	$11.62	$10.08
Income from investment operations:
Net investment income		—#	0.02	0.01	0.03
Net realized and unrealized gain on investments		1.25	1.60	1.13	1.51
Total from investment operations		1.25	1.62	1.14	1.54
Less distributions:
Dividends from net investment income		—	—	—	—
Net asset value, end of period		$15.63	$14.38	$12.76	$11.62
Total Return		8.69%	12.70%	9.81%	15.28%	ø
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)		$7,601	$2,506	$1,326	$731
Ratio of expenses to average net assets		1.76%	1.79%	1.86%	1.87%
Ratio of net investment income to average net assets		0.03%	0.15%	0.11%	0.29%
Portfolio turnover rate		18.01%	30.04%	29.85%	16.73%

See footnotes on page 42.

38

Financial Highlights

Smaller-Cap Value Fund

The tables below are intended to help you understand the financial performance of the Fund’s Classes for the past five years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated based on average shares outstanding. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any sales charges, transaction costs on your investment or taxes. If such charges, costs or taxes were reflected, total returns presented below would have been lower. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has audited this information. Their Report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

CLASS A
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year		$17.67	$15.82	$16.78	$14.30
Income (loss) from investment operations:
Net investment loss		(0.21)	(0.22)	(0.16)	(0.07)
Net realized and unrealized gain (loss) on investments		1.43	3.51	(0.37)	2.99
Total from investment operations		1.22	3.29	(0.53)	2.92
Less distributions:
Distributions from net realized capital gain		(2.97)	(1.44)	(0.43)	(0.44)
Net asset value, end of year		$15.92	$17.67	$15.82	$16.78
Total Return		6.26%	21.38%	(3.08)%	20.58%	ø
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)		$155,045	$168,326	$173,612	$167,173
Ratio of expenses to average net assets		1.71%	1.74%	1.76%	1.75%
Ratio of net investment loss to average net assets		(1.17)%	(1.27)%	(1.01)%	(0.44)%
Portfolio turnover rate		26.51%	35.40%	25.06%	32.70%

See footnotes on page 42.

39

CLASS B
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year		$16.30	$14.79	$15.84	$13.63
Income (loss) from investment operations:
Net investment loss		(0.32)	(0.32)	(0.26)	(0.17)
Net realized and unrealized gain (loss) on investments		1.33	3.27	(0.36)	2.82
Total from investment operations		1.01	2.95	(0.62)	2.65
Less distributions:
Distributions from net realized capital gain		(2.97)	(1.44)	(0.43)	(0.44)
Net asset value, end of year		$14.34	$16.30	$14.79	$15.84
Total Return		5.47%	20.56%	(3.84)%	19.61%	ø
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)		$26,802	$40,562	$55,686	$92,034
Ratio of expenses to average net assets		2.46%	2.48%	2.51%	2.50%
Ratio of net investment loss to average net assets		(1.92)%	(2.02)%	(1.76)%	(1.19)%
Portfolio turnover rate		26.51%	35.40%	25.06%	32.70%

CLASS C
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year		$16.30	$14.80	$15.84	$13.63
Income (loss) from investment operations:
Net investment loss		(0.32)	(0.32)	(0.26)	(0.17)
Net realized and unrealized gain (loss) on investments		1.33	3.26	(0.35)	2.82
Total from investment operations		1.01	2.94	(0.61)	2.65
Less distributions:
Distributions from net realized capital gain		(2.97)	(1.44)	(0.43)	(0.44)
Net asset value, end of year		$14.34	$16.30	$14.80	$15.84
Total Return		5.47%	20.48%	(3.78)%	19.61%	ø
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)		$32,206	$35,549	$37,876	$44,185
Ratio of expenses to average net assets		2.46%	2.48%	2.51%	2.50%
Ratio of net investment loss to average net assets		(1.92)%	(2.02)%	(1.76)%	(1.19)%
Portfolio turnover rate		26.51%	35.40%	25.06%	32.70%

See footnotes on page 42.

40

CLASS D
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year		$16.31	$14.79	$15.84	$13.63
Income (loss) from investment operations:
Net investment loss		(0.32)	(0.32)	(0.26)	(0.17)
Net realized and unrealized gain (loss) on investments		1.32	3.28	(0.36)	2.82
Total from investment operations		1.00	2.96	(0.62)	2.65
Less distributions:
Distributions from net realized capital gain		(2.97)	(1.44)	(0.43)	(0.44)
Net asset value, end of year		$14.34	$16.31	$14.79	$15.84
Total Return		5.41%	20.63%	(3.84)%	19.61%	ø
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)		$51,010	$57,281	$55,187	$61,889
Ratio of expenses to average net assets		2.46%	2.48%	2.51%	2.50%
Ratio of net investment loss to average net assets		(1.92)%	(2.02)%	(1.76)%	(1.19)%
Portfolio turnover rate		26.51%	35.40%	25.06%	32.70%

See footnotes on page 42.

41

CLASS R
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period		$17.53	$15.72	$16.73	$14.31
Income (loss) from investment operations:
Net investment loss		(0.25)	(0.26)	(0.20)	(0.11)
Net realized and unrealized gain (loss) on investments		1.39	3.51	(0.38)	2.97
Total from investment operations		1.14	3.25	(0.58)	2.86
Less distributions:
Distributions from net realized capital gain		(2.97)	(1.44)	(0.43)	(0.44)
Net asset value, end of period		$15.70	$17.53	$15.72	$16.73
Total Return		5.83%	21.27%	(3.39)%	20.15%	ø
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)		$11,311	$4,448	$3,156	$1,903
Ratio of expenses to average net assets		1.96%	1.99%	2.01%	2.00%
Ratio of net investment loss to average net assets		(1.42)%	(1.52)%	(1.26)%	(0.69)%
Portfolio turnover rate		26.51%	35.40%	25.06%	32.70%

*	Commencement of offering of shares.
ø	Excluding the effect of payments received from Seligman, total returns for the Funds would have been as follows:

	Large-Cap Value Fund	Smaller-Cap Value Fund
Class A	15.68%	20.57%
Class B	14.74	19.60
Class C	14.74	19.60
Class D	14.76	19.60
Class R	15.27	20.14

#	Less than + or – $0.01 per share.
†	Annualized.
††	Computed at the Fund level for the year ended December 31, 2003.

42

How to Contact Us

The Funds

Write to	Corporate Communications/Investor Relations Department Ameriprise Financial 200 Ameriprise Financial Center Minneapolis, MN 55474

Phone	Toll-free in the US (800) 221-7844 Outside the US (212) 850-1864

Your Regular (Non-Retirement) Account

Write to	Shareholder Service Agent/Seligman Group of Funds Seligman Data Corp.

For investments into an account	P.O. Box 9766 Providence, RI 02940-9766

For non-investment inquiries	P.O. Box 9759 Providence, RI 02940-9759

For matters requiring overnight delivery	101 Sabin St. Pawtucket, RI 02860

Phone	Toll-free in the US (800) 221-2450 Outside the US (212) 682-7600

Your Retirement Account

Write to	Retirement Plan Services Seligman Data Corp. 100 Park Avenue New York, NY 10017

Phone	Toll-free (800) 445-1777

24-hour automated telephone access is available by calling (800) 622-4597 on a touchtone telephone.

You will have instant access to price, yield, account balance, most recent transaction, and other information.

43

For More Information

The information below is available, without charge, upon request by calling toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

The Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and are incorporated by reference into (are legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about the Fund’s investments. In each Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. The Fund’s SAI and most recent Annual/Semi-Annual Reports are also available, free of charge, at www.seligman.com.

Information about the Fund, including the SAI, can be viewed and copied at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, call (202) 551-8090. The Prospectus, SAI, Annual/Semi-Annual Reports and other information about the Fund are also available on the EDGAR Database on the SEC’s internet site: www.sec.gov.

Copies of this information may also be obtained, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

SEC File Number:    811-08031

Appendix A

New Class I shares, Class R3 shares and Class R4 shares of Seligman Smaller-Cap Value Fund, which are described below, are expected to be effective before the end of third quarter 2009 (the “Effective Date”). You may purchase these classes of shares, when available, only if you are an eligible investor, as described under the caption “Deciding Which Class of Shares to Buy” below.

The caption headings used in this Appendix correspond to the caption headings used in the prospectus.

Past Performance

New Class I shares, Class R3 shares and Class R4 shares of Seligman Smaller-Cap Value Fund are new as of the Effective Date. Accordingly, there is no performance information in respect of these classes of shares. Please note that you will find performance returns for other classes of shares of the Fund, together with returns of a broad measure of market performance, in the performance table that includes the Fund’s other classes of shares. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund’s performance over time.

Fees And Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of Seligman Smaller-Cap Value Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Seligman Smaller-Cap Value Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

The table is supplemented as follows:

Shareholder Fees (fees paid directly from your investment)	New Class I	Class R3	Class R4
Total Maximum Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	None	None	None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
(as a percentage of average net assets)
Management Fees(a)	0.94%	0.94%	0.94%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%	0.00%
Other Expenses(a),(b)	0.21%	0.51%	0.51%
Total Annual Fund Operating Expenses	1.15%	1.70%	1.45%

(a)	“Management Fees” and “Other Expenses” have been adjusted to reflect changes to the Fund’s management and administrative services agreements, effective before the end of the third quarter of 2009.
(b)	“Other Expenses” are based on estimated amounts for the current fiscal year and include an administrative services fee, a transfer agency fee (for all classes except New Class I), a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R3 and Class R4).

Example

This example is intended to help you compare the costs of investing in Seligman Smaller-Cap Value Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
New Class I	$117	$366	$634	$1,402
Class R3	173	536	924	2,014
Class R4	148	459	793	1,740

If you did not sell your shares at the end of each period, your costs would be the same as those shown in the table above.

Deciding Which Class of Shares to Buy

Seligman Smaller-Cap Value Fund’s classes represent an interest in the same portfolio of investments. However, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

■	The amount you plan to invest.

■

How long you intend to remain invested in the Fund or another fund in the RiverSource Group of Funds, which includes the “RiverSource” funds, “RiverSource Partners” funds, “Threadneedle” funds and the “Seligman” funds (each individually a “fund” and, collectively, the “funds”).

■	Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.

If you are an eligible investor, you may purchase New Class I, Class R3 or Class R4 shares at net asset value. These share classes do not have an initial sales charge or CDSC on redemption and do not convert to any other class of shares. Class R3 shares pay an annual distribution and shareholder servicing (12b-1) fee, and Class R3 shares and Class R4 shares pay an annual plan administration fee of 0.25% from assets attributable to the respective class for the provision of various administrative, recordkeeping, communication and educational services. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees, as applicable, will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges. Investments in New Class I, Class R3 and Class R4 shares are not eligible to be included in determining the sales charge for purchases of Class A shares.

Eligible Investors

New Class I shares.

The following eligible investors may purchase New Class I shares:

■	Any fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of the funds in the RiverSource Group of Funds.

New Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Class R3 and Class R4 shares.

The following eligible institutional investors may purchase Class R3 and Class R4 shares:

■	Qualified employee benefit plans.

■	Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

■	Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

■	State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

■	Health Savings Accounts created pursuant to public law 108-173.

Class R3 and Class R4 shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class R3 and Class R4 shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

In addition, for New Class I, Class R3 and Class R4 shares, the distributor, in its sole discretion, may accept or authorize financial intermediaries to accept investments from other purchasers not listed above.

Please consult your financial advisor for assistance in selecting the appropriate class of shares.

Distribution and Service (12b-1) Fees

The distribution and shareholder servicing fees for Class R3 shares are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the Fund’s shares and directly or indirectly providing services to such Fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial intermediaries that sell shares of Seligman Smaller-Cap Value Fund or provide services to Fund shareholders, up to 0.25% of the average daily net assets of Class R3 shares sold and held through them. The distributor begins to pay this fee immediately after purchase. Financial intermediaries may compensate their financial advisors with the distribution and shareholder servicing fees paid to them by the distributor.

Plan Administration Services. Under a Plan Administration Services Agreement, Seligman Smaller-Cap Value Fund’s Class R3 and Class R4 shares pay for plan administration services, including recordkeeping, communication or educational services to 529 and retirement plan sponsors, plans and plan participants. Fees paid by the Fund for these services are included under “Other Expenses” in the expense table under “Fees and Expenses.”

The discussion of Opening Your Account in the “Shareholder Information” Section of the Series’ prospectus is supplemented as follows:

You may purchase, sell or exchange New Class I, Class R3 and Class R4 shares only through the distributor or an authorized financial intermediary. Generally you may exchange your New Class I, Class R3 and Class R4 shares only for shares of the same class of another fund. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

Prospectus

                , 2009

Class I Shares

Seligman

Value Fund Series, Inc.

A Value Approach to Seeking Long-Term Capital Appreciation

•	Large-Cap Value Fund

•	Smaller-Cap Value Fund

As with all mutual funds, the Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Funds should be considered based on the investment objectives, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if one or more of these Funds is suitable for you.

Not FDIC Insured    ■     May Lose Value    ■    No Bank Guarantee

EQVA1 5/2009 CI

For More Information	back cover

Effective November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments”), investment manager to the RiverSource complex of funds, and a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), completed its acquisition (the “Acquisition”) of J. & W. Seligman & Co. Incorporated (“Seligman”). With the Acquisition completed and shareholders of each of the Funds having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between RiverSource Investments and the Funds, RiverSource Investments became the new investment manager of each of the Funds effective, November 7, 2008.

RiverSource Complex of Funds

The RiverSource complex of funds includes a comprehensive array of funds from RiverSource Investments, including the Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource complex. Although the Seligman funds share the same Board of Directors/Trustees, as the RiverSource funds (the “Board”) they do not currently have the same policies and procedures, and may not be exchanged for shares of the RiverSource funds, RiverSource Partners funds or Threadneedle funds. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a Seligman fund, for rights of accumulation purposes, an investor or financial advisor may not include the market value of any RiverSource funds, RiverSource Partners funds or Threadneedle funds in this calculation. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource complex of funds.

Large-Cap Value Fund

The Fund is a separate fund of Seligman Value Fund Series, Inc. the (“Series”).

Investment Objective

The Fund’s investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to pursue its investment objective:

The Fund generally invests at least 80% of its net assets in the common stock of “value” companies with large market capitalization ($4 billion or more) at the time of purchase by the Fund.

The Fund uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, one or more of the following:

■	a low price-to-earnings and/or low price-to-book ratio;

■	positive change in senior management;

■	positive corporate restructuring;

■	temporary setback in price due to factors that no longer exist;

■	a positive shift in the company’s business cycle; and/or

■	a catalyst for increase in the rate of the company’s earnings growth.

Value Companies:

Those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers.

The Fund generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Fund invests or the third-party analysts covering such companies, and continually monitors Fund holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The Fund generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

Although the Fund invests primarily in common stocks of domestic issuers, it may also invest in other equity-related securities of domestic issuers, including preferred stock, stock convertible into or exchangeable for such securities, and common stock purchase rights and warrants. The Fund may also invest in American Depositary Receipts (“ADRs”). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Fund uses the same criteria in evaluating these securities as it does for common stocks.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period. The Fund generally does not invest a

1

significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.

The Fund may also invest up to 10% of its assets in exchange-traded funds (“ETFs”). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

The Fund’s investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund’s Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the “80%” investment policy described in the second paragraph under “Principal Investment Strategies.”

The Fund’s Board of Directors may change the parameters by which large market capitalization is defined if it concludes such a change is appropriate.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund’s net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your invest ment and you could lose money if you sell your shares at a price lower than you paid for them.

The stocks of large companies periodically experience periods of volatility. During these volatile periods, the value of large company stocks has periodically declined. To the extent large company stocks were to experience similar declines in the future, the Fund’s performance would be adversely impacted.

Value stocks involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock’s intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

The Fund holds a small number of securities. Consequently, if one or more of the securities held in its portfolio declines in value or underperforms relative to the market, it may have a greater impact on the Fund’s performance than if the Fund held a larger number of securities. The Fund may experience more volatility, especially over the short term, than a fund with a greater number of holdings.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. However, the Fund may invest a substantial percentage of its assets in certain industries or economic sectors believed to offer good investment opportunities. To the extent that an industry or economic sector in which the Fund is invested falls out of favor, the Fund’s performance may be negatively affected. This effect may be heightened because the Fund holds a smaller number of securities.

The Fund’s performance may be affected by the broad investment environment in the US or

2

international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities, illiquid securities, or derivatives (including options, rights, and warrants) in the Fund’s portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks. Option transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. When options are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

If the Fund invests in ETFs, shareholders would bear not only the Fund’s expenses (including operating expenses and management fees), but also similar expenses of the ETFs, and the Fund’s return will therefore be lower. To the extent the Fund invests in ETFs, the Fund is exposed to the risks associated with the underlying investments of the ETFs and the Fund’s performance may be negatively affected if the value of those underlying investments declines.

There are special risks associated with investing in preferred stocks and securities convertible into common stocks. Preferred stocks may be subject to, among other things, deferral of distribution payments, involuntary redemptions, subordination to bonds and other debt instruments of the issuer, a lack of liquidity relative to other securities such as common stocks, and limited voting rights. The market value of securities convertible into common stocks tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.

The Fund may invest a portion of its net assets in debt securities, which may be subject to changes in interest rates, the creditworthiness of the issuers, unanticipated prepayment, and the decline of the bond market in general.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Website References

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

Portfolio Holdings

A description of the Series’ policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Series’ Statement of Additional Information.

3

Past Performance

The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class I shares has varied from year to year and how the performance of Class I shares compares with four measures of performance.

It is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future.

Both the bar chart below and the table on the following page assume that all dividends and capital gain distributions, if any, were reinvested. Class I shares are not subject to any sales charges. The investment manager, at its discretion, reimbursed certain expenses of Class I shares in 2001 and 2002. Absent such reimbursement, returns that include these years would have been lower.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of the Fund shares.

Class I Annual Total Returns – Calendar Years

Best quarter return: 21.71% – quarter ended 6/30/03.

Worst quarter return: (25.19)% – quarter ended 9/30/02.

3

Average Annual Total Returns – Periods Ended 12/31/08

	One Year		Five Years		Since Inception 11/30/01
Class I
Return before taxes		%		%		%
Return after taxes on distributions
Return after taxes on distributions and sale of Fund shares
Russell 1000 Value Index*
S&P 500 Index*
Lipper Large-Cap Value Funds Average*
Lipper Multi-Cap Value Funds Average*

* The Lipper Large-Cap Value Funds Average, the Lipper Multi-Cap Value Funds Average, the Russell 1000 Value Index and the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) are unmanaged benchmarks that assume the reinvestment of all distributions, if any. The Lipper Large-Cap Value Funds Average and the Lipper Multi-Cap Value Funds Average do not reflect any fees, sales charges or taxes, and the Russell 1000 Value Index and S&P 500 Index do not reflect any expenses, fees, sales charges or taxes. The Russell 1000 Value Index measures the performance of those Russell 1000 companies (large-cap value segment of the US equity universe) with lower price-to-book ratios and lower forecasted growth values, as determined by the Frank Russell Company. The S&P 500 Index measures the performance of 500 of the largest US companies based on market capitalization. The Lipper Large-Cap Value Funds Average measures the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($         billion at December 31, 2008). Large-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. The Lipper Multi-Cap Value Funds Average measures the performance of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap value funds typically have 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($       billion as of December 31, 2008). Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-growth value compared to the S&P SuperComposite 1500 Index. Lipper currently classifies the Fund as a Multi-Cap Value Fund. Investors cannot invest directly in an average or an index.

5

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions	none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
(as a percentage of average net assets)
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	%
Total Annual Fund Operating Expenses	%

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$	$	$	$

Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.

6

Smaller-Cap Value Fund

The Fund is a separate fund of the Series.

Investment Objective

The Fund’s investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to pursue its investment objective:

The Fund generally invests at least 80% of its net assets in the common stock of “value” companies with smaller market capitalization ($3 billion or less) at the time of purchase by the Fund.

The Fund uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, one or more of the following:

■	a low price-to-earnings and/or low price-to-book ratio;

■	positive change in senior management;

■	positive corporate restructuring;

■	temporary setback in price due to factors that no longer exist;

■	a positive shift in the company’s business cycle; and/or

■	a catalyst for increase in the rate of the company’s earnings growth.

Value Companies:

Those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers.

The Fund generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Fund invests or the third-party analysts covering such companies, and continually monitors Fund holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The Fund generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

Although the Fund invests primarily in common stocks of domestic issuers, it may also invest in other equity-related securities of domestic issuers, including preferred stock, stock convertible into or exchangeable for such securities, and common stock purchase rights and warrants. The Fund may also invest in American Depositary Receipts (“ADRs”). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Fund uses the same criteria in evaluating these securities as it does for common stocks.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period. The Fund generally does not invest a

7

significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.

The Fund may also invest up to 10% of its assets in exchange-traded funds (“ETFs”). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

The Fund’s investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund’s Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the “80%” investment policy described in the second paragraph under “Principal Investment Strategies.”

The Fund’s Board of Directors may change the parameters by which small market capitalization is defined if it concludes such a change is appropriate.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund’s net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large company stocks or other types of investments. Small companies tend to have shorter operating histories and may have less experienced management and limited product lines, markets, and financial or managerial resources.

Value stocks involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock’s intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

The Fund holds a small number of securities. Consequently, if one or more of the securities held in its portfolio declines in value or underperforms relative to the market, it may have a greater impact on the Fund’s performance than if the Fund held a larger number of securities. The Fund may experience more volatility, especially over the short term, than a fund with a greater number of holdings.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. However, the Fund may invest a substantial percentage of its assets in certain industries or economic sectors believed to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund’s performance may be negatively affected. This effect may be heightened because the Fund holds a smaller number of securities.

The Fund’s performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

8

Foreign securities, illiquid securities, or derivatives (including options, rights, and warrants) in the Fund’s portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks. Option transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. When options are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

If the Fund invests in ETFs, shareholders would bear not only the Fund’s expenses (including operating expenses and management fees), but also similar expenses of the ETFs, and the Fund’s return will therefore be lower. To the extent the Fund invests in ETFs, the Fund is exposed to the risks associated with the underlying investments of the ETFs and the Fund’s performance may be negatively affected if the value of those underlying investments declines.

There are special risks associated with investing in preferred stocks and securities convertible into common stocks. Preferred stocks may be subject to, among other things, deferral of distribution payments, involuntary redemptions, subordination to bonds and other debt instruments of the issuer, a lack of liquidity relative to other securities such as common stocks, and limited voting rights. The market value of securities convertible into common stocks tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.

The Fund may invest a portion of its net assets in debt securities, which may be subject to changes in interest rates, the creditworthiness of the issuers,

unanticipated prepayment, and the decline of the bond market in general.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Website References

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

Portfolio Holdings

A description of the Series’ policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Series’ Statement of Additional Information.

Past Performance

The performance information on the following page provides some indication of the risks of investing in the Fund by showing how the performance of Class I shares has varied from year to year and how the performance of Class I shares compares with three measures of performance.

The following performance information is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future.

Both the bar chart and the table assume that all dividends and capital gain distributions, if any, were reinvested. Class I shares are not subject to any sales charges. The investment manager, at its discretion, reimbursed certain expenses of Class I shares in 2001 and 2002. Absent such reimbursement, returns that include these years would have been lower.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and

9

local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Class I Annual Total Returns – Calendar Years

Best quarter return: 25.27% – quarter ended 6/30/03.

Worst quarter return: (20.66)% – quarter ended 9/30/02.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year		Five Years		Since Inception 11/30/01
Class I
Return before taxes		%		%		%
Return after taxes on distributions
Return after taxes on distributions and sale of Fund shares
Russell 2000 Value Index*
Lipper Small-Cap Core Funds Average*
Lipper Small-Cap Value Funds Average*

* The Russell 2000 Value Index, the Lipper Small-Cap Value Funds Average and the Lipper Small-Cap Core Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions, if any. The Lipper Small-Cap Value Funds Average and the Lipper Small-Cap Core Funds Average do not reflect any fees, sales charges or taxes, and the Russell 2000 Value Index does not reflect any expenses, fees, sales charges or taxes. The Russell 2000 Value Index measures the performance of those Russell 2000 companies (small-cap value segment of the US equity universe) with lower price-to-book ratios and lower forecasted growth values, as determined by the Frank Russell Company. Each of the Lipper Small-Cap Value Funds Average and the Lipper Small-Cap Core Funds Average measure the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($     billion as of December 31, 2008). Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value compared to the S&P SmallCap 600 Index. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value compared to the S&P SmallCap 600 Index. As of the date of this Prospectus, Lipper classifies the Fund as a Small-Cap Core Fund. Investors cannot invest directly in an average or an index.

10

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions	none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
(as a percentage of average net assets)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	%
Total Annual Fund Operating Expenses	%

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$	$	$	$

Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.

11

Management

On November 7, 2008, RiverSource Investments completed its Acquisition of Seligman, 100 Park Avenue, New York, New York 10017. With the Acquisition completed and shareholders having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between the Funds and RiverSource Investments (the “Management Agreement”), RiverSource Investments is the new investment manager of the Funds effective November 7, 2008.

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is also the investment manager of the other funds in the Seligman Group of Funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the Seligman Group of Funds, RiverSource Investments manages investments for the RiverSource funds, itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products.

Effective November 7, 2008, the Funds pay RiverSource Investments a fee for managing its assets (Seligman no longer receives a management fee effective November 7, 2008). The fee paid to RiverSource Investments is the same annual fee rate that was paid to Seligman prior to November 7, 2008, which is equal to an annual rate of 0.80% of the Seligman Large-Cap Value Fund’s average daily net assets and 1.00% of the Seligman Smaller-Cap Value Fund’s average daily net assets. Under the Management Agreement, the Funds also pay taxes, brokerage commissions, and nonadvisory expenses.

On July 29, 2008, the Series Board met to discuss, prior to shareholder approval, the Management Agreement between the Funds and RiverSource Investments. A discussion regarding the basis for the Board approving the Management Agreement was included in the Funds’ proxy statement, dated August 27, 2008, and is available in the Funds’ annual shareholder report for the year ended December 31, 2008.

12

Portfolio Managers

The Funds are managed by the investment manager’s Value Team, headed by Mr. Neil T. Eigen. Mr. Eigen is Co- Portfolio Manager of each Fund. Mr. Eigen is also Co-Portfolio Manager of Seligman Portfolios’ Large-Cap Value Portfolio and Smaller-Cap Value Portfolio. Mr. Eigen has been head of the Value Team since he joined Seligman in 1997. He joined RiverSource Investments in November 2008 when RiverSource Investments acquired Seligman.

Mr. Richard S. Rosen is Co-Portfolio Manager of each Fund. Mr. Rosen is also Co-Portfolio Manager of Seligman Portfolios’ Large-Cap Value Portfolio and Smaller-Cap Value Portfolio. Mr. Rosen joined Seligman in 1997 as a member of the Value Team and joined RiverSource Investments in November 2008 when RiverSource Investments acquired Seligman.

Mr. Eigen and Mr. Rosen each have decision making authority with respect to the investments of the Funds, although, as team leader of the Value Team, Mr. Eigen typically makes the final decision with respect to investments made by the Funds.

The Series’ Statement of Additional Information provides additional information about the compensation of each Co-Portfolio Manager, other accounts managed by each the Co-Portfolio Manager and each Co-Portfolio Manager’s ownership of securities of each Fund.

Affiliates of RiverSource Investments:

RiverSource Fund Distributors, Inc., formerly Seligman Advisors, Inc. (the “distributor”):

A distributor of the Seligman mutual funds and the RiverSource complex of funds; responsible for accepting orders for purchases and sales of Fund shares.

RiverSource Services, Inc., formerly Seligman Services, Inc.:

A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

Seligman Data Corp. (“SDC”):

Each Fund’s shareholder service agent; provides shareholder account services to the Funds at cost.

Ameriprise Financial:

Provides or compensates others to provide administrative services to the Seligman Group of Funds, as well as the RiverSource complex of Funds.

13

Regulatory Matters

In late 2003, J. & W. Seligman & Co. Incorporated (Seligman) conducted an extensive internal review concerning mutual fund trading practices. Seligman’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies then managed by Seligman (the “Seligman Funds”); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the Securities and Exchange Commission (the “SEC”) and the Office of the Attorney General of the State of New York (“NYAG”).

In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, SDC and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit.

Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, each of Seligman, RiverSource Investments and their affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies including those funds in the RiverSource complex of funds.

Neither Seligman nor RiverSource Investments believes that the foregoing legal action or other possible actions will have a material adverse impact on Seligman, RiverSource Investments or their current and former clients, including the Seligman Funds and other investment companies managed by RiverSource Investments; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Seligman Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Seligman Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Seligman Funds. Information regarding certain legal proceedings may be found in the Seligman Funds’ shareholder reports and SAIs. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

14

Shareholder Information

Each Fund offers five Classes of shares. Only Class I shares are offered by this Prospectus. The Fund’s Board of Directors believes that no conflict of interest currently exists among the Fund’s Classes of shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and applicable state law, will seek to ensure that no such conflict arises.

Pricing of Fund Shares

When you buy or sell shares of a Fund, you do so at the applicable Class’s net asset value (“NAV”) next calculated after the distributor or SDC, as the case may be, accepts your request. However, in some cases, the Series has authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of the Funds. In such instances, customer orders will be priced at the Class’s NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request. However, the distributor may reject any request to purchase shares under the circumstances discussed later in this Prospectus under the captions “Important Policies That May Affect Your Account” and “Frequent Trading of Fund Shares.” Authorized financial intermediaries or their designees are responsible for forwarding your order in a timely manner. Class I shares are not subject to any initial or contingent sales charges or distribution expenses.

NAV: Computed separately for each Class by dividing that Class’s share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class

If your buy or sell order is received by an authorized financial intermediary or its designee after the close of regular trading on the New York Stock Exchange (“NYSE”), the order will be executed at the Class’s NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class’s per share NAV.

The NAV of each Fund’s shares is determined each day, Monday through Friday, on days that the NYSE is open for trading.

Securities owned by the Funds are valued at current market prices. If RiverSource Investments concludes that the most recently reported (or closing) price of a security held by a Fund is no longer valid or reliable, or such price is otherwise unavailable, RiverSource Investments will value the security at its fair value as determined in accordance with policies and procedures approved by the Series’ Board of Directors. The value of a security held by a Fund could be so determined in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts or extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

How to Buy Fund Shares

Class I shares are not subject to any initial or contingent deferred sales charges or distribution expenses. This Class, however, is only offered to certain types of investors. Class I shares may be purchased only by (i) a “qualified tuition program” (within the meaning of Section 529 of the Internal Revenue Code) approved by the distributor, (ii) certain qualified employee benefit plans offered to employees of Seligman and its affiliates and SDC, as available; (iii) any qualified or non-qualified employee benefit plan or arrangement (“Benefit Plan”) with over $200 million in assets that is ap-

15

proved by the distributor, (iv) with respect to a specific Seligman fund in the Seligman Group of Funds, any Benefit Plan or other investor that makes an initial investment of $3,000,000 or more in Class I shares of that Seligman fund and (v) any Benefit Plan with at least $25 million in assets purchasing Class I shares through a financial intermediary that has been authorized by the distributor to offer Class I shares pursuant to a written agreement, and (vi) any investor approved by the distributor that makes an initial, combined investment of at least $5 million in the Class I shares of two or more Seligman mutual funds. Each eligible investor is required to have a single account and trade electronically with SDC either through the electronic trading platform operated by the National Securities Clearing Corporation (NSCC) or other electronic means acceptable to SDC. Benefit Plans that have the same sponsor (or sponsors affiliated with one another) (“Affiliated Benefit Plans”) may aggregate their investments for determining eligibility to invest in Class I shares. However, any Benefit Plan not otherwise eligible on its own to invest in Class I shares must place orders for shares of a Seligman fund through a single account maintained for the benefit of its Affiliated Benefit Plans.

To make your initial investment in a Fund, an account must be established with SDC.

How to Exchange Shares Among the Seligman Mutual Funds

The Seligman Group of Funds are part of the RiverSource complex of funds which, in addition to RiverSource funds, includes RiverSource Partners funds and Threadneedle funds. Each of the funds in the RiverSource complex shares the same Board of Directors/Trustees. However, the Seligman Group of Funds do not share the same policies and procedures, as set forth in the Shareholder Information section of this prospectus, as the other funds in the RiverSource complex and may not be exchanged for shares of RiverSource funds, RiverSource Partners funds or Threadneedle funds.

You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy Fund shares. Class I shares may not be offered by every Seligman mutual fund. Please consult the relevant fund’s current prospectus to determine if it offers Class I shares. Exchanges will be made at each fund’s respective NAV. Exchanges generally must be requested in writing and received by Seligman Advisors or SDC by 4:00 p.m. Eastern time to receive that day’s NAV.

How to Sell Shares

Shares of the Funds can be redeemed in the same manner that shares can be purchased, as described under the heading “How to Buy Fund Shares.” SDC will send proceeds from a sale by means agreed on between each institutional shareholder and SDC. Sales handled by an authorized dealer or financial advisor generally must follow the same procedure. The Funds do not charge any fees or expenses for a sale handled by an authorized dealer or financial advisor, but the dealer or financial advisor may charge a service fee. SDC may require additional documents to sell Fund shares. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Important Policies That May Affect Your Account

To protect you and other shareholders, each Fund reserves the right to

■	Refuse any request to buy shares of a Fund;

■	Reject any request received by telephone;

■	Close your account if it does not have a certified taxpayer identification number (this is your social security number for individuals);

■	Request additional information or close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering; and

16

■	Close your account if your account remains below $250,000 for a period of at least six months.

Frequent Trading of Fund Shares

As a matter of policy, each Fund discourages frequent trading of its shares. In this regard, the Board of Directors of the Series, has adopted written policies and procedures that, subject to the limitations set forth below, are designed to deter frequent trading that may be disruptive to the management of a Fund’s portfolio. If a Fund, the distributor or SDC (the Funds’ shareholder service agent) (referred to collectively below as the “Seligman Entities”) determine that you have exchanged more than twice to and from the same Fund in any three-month period, you will not be permitted to engage in further exchange activity in such Fund for 90 days. The Seligman Entities may under certain circumstances also refuse initial or additional purchases of a Fund’s shares by any person for any reason, including if that person is believed to be engaging, or suspected of engaging, in trading of fund shares in excess of the guidelines noted above (excluding purchases via a direct deposit through an automatic payroll deduction program or purchases by the funds of Seligman Asset Allocation Series, Inc. in the ordinary course of implementing their asset allocation strategies). In addition, the Seligman Entities may under certain circumstances refuse to accept exchange requests for accounts of any person that has had a previous pattern (even if involving a different fund in the Seligman Group) of trading in excess of the guidelines noted above. Furthermore, if you purchase shares of a Fund through a financial intermediary, your ability to purchase or exchange shares of such Fund could be limited if your account is associated with a person (e.g., broker or financial advisor) previously identified by the Seligman Entities as engaging in trading activity in excess of the guidelines noted above. The Funds’ policies do not permit exceptions to be granted, and the policies are, to the extent possible, applied uniformly to all accounts where beneficial ownership has been ascertained.

Shareholders and their financial intermediaries seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Seligman Entities to prevent excessive trading, there is no guarantee that the Seligman Entities will be able to identify such shareholders or curtail their trading practices. The ability of the Seligman Entities to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations and hindered by financial intermediaries purposefully or unwittingly facilitating these practices. In addition, each Fund receives purchase, exchange and redemption orders through financial intermediaries, some of whom hold shares through omnibus accounts, and the Seligman Entities will not, under most circumstances, know of or be able to reasonably detect excessive trading which may occur through these financial intermediaries. Omnibus account arrangements and their equivalents (e.g., bank trust accounts and retirement plans) are a common form of holding shares of funds by many brokers, banks and retirement plan administrators. These arrangements often permit the financial intermediary to aggregate many client transactions and ownership positions and provide each Fund with combined purchase and redemption orders. In these circumstances, the Seligman Entities may not know the identity of particular shareholders or beneficial owners or whether particular purchase or sale orders were placed by the same shareholder or beneficial owner. A substantial percentage of shares of each Fund may be held through omnibus accounts and their equivalents.

To the extent that the efforts of the Seligman Entities are unable to eliminate excessive trading practices in a Fund, these practices may interfere with the efficient management of a Fund’s portfolio, hinder a Fund’s ability to pursue its investment objective and may reduce the returns of long-term shareholders. Additionally, these practices may result in a Fund engaging in certain activities to a greater extent than it otherwise would, such as

17

maintaining higher cash balances, using its line of credit to a greater extent and engaging in additional portfolio transactions. Increased portfolio transactions and use of the line of credit could correspondingly increase a Fund’s operating costs and decrease a Fund’s investment performance. Maintenance of a higher level of cash balances necessary to meet frequent redemptions could likewise result in lower Fund investment performance during periods of rising markets.

Investors who purchase shares of a fund that invests in small-cap securities may be more likely to seek to use frequent trading strategies to take advantage of potential arbitrage opportunities. Such activity could adversely impact the Smaller-Cap Value Fund.

Dividends and Capital Gain Distributions

Each Fund generally pays any dividends from its net investment income and distributes any net capital gains realized on investments annually. [The Large-Cap Value Fund has a net capital loss carryforward, which is available for offset against future net capital gains expiring in 2011.] Accordingly, no capital gains distributions are expected to be paid to shareholders of this Fund until net capital gains have been realized in excess of the available capital loss carryforward.

Dividend:

A payment by a mutual fund, usually derived from a fund’s net investment income (dividends and interest earned on portfolio securities less expenses).

Capital Gain Distribution:

A payment to mutual fund shareholders which represents profits realized on the sale of securities in a fund’s portfolio.

Ex-dividend Date:

The day on which any declared distributions (dividends or capital gains) are deducted from a fund’s assets before it calculates its NAV.

Institutional shareholders such as tax-deferred retirement plans and qualified tuition programs generally will have dividend and capital gain distributions, if any, reinvested in additional Fund shares. Other institutional shareholders may elect to:

(1)	reinvest both dividends and capital gain distributions;

(2)	receive dividends in cash and reinvest capital gain distributions; or

(3)	receive both dividends and capital gain distributions in cash.

If you want to change your election, you may send written instructions to SDC at P.O. Box 9759, Providence, RI 02940-9759, or if you have telephone services, you, an authorized dealer or financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Dividends or capital gain distributions that are not reinvested will be sent by means agreed on between SDC and each institutional shareholder. Such distributions can be sent by check or by wire transfer, or, if you have current ACH bank information on file, directly deposited into a predesignated bank account, typically within 2 business days from the payable date.

Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the ex-dividend date.

Taxes

The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. Dividends paid by the Funds, other than “qualified dividend income,” are generally taxable to you as ordinary income. Tax-deferred retirement plans and qualified tuition programs are not taxed currently on dividends or capital gain distributions or on exchanges gains resulting from the sale or exchange of Fund shares.

18

You may be taxed at different rates on capital gains distributed by a Fund depending on the length of time that Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder’s situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

For further information, please see the Series’ Statement of Additional Information under the section entitled “Taxation of the Series.”

19

The Seligman Mutual Funds

Shares of the following Seligman mutual funds may be exchanged for one another, but shares of these Seligman mutual funds may not, at the current time, be exchanged for shares of the other funds in the RiverSource complex of funds.

EQUITY

Specialty

Seligman Communications and Information Fund†

Seeks capital appreciation by investing in companies operating in the communications, information and related industries.

Seligman Emerging Markets Fund†

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.

Seligman Global Technology Fund

Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.

Small Company

Seligman Frontier Fund†

Seeks growth of capital by investing primarily in small company growth stocks.

Seligman Global Smaller Companies Fund†

Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.

Seligman Smaller-Cap Value Fund†

Seeks long-term capital appreciation by investing in common stocks of smaller companies, deemed to be “value” companies by the investment manager.

Medium Company

Seligman Capital Fund†

Seeks capital appreciation by investing in the common stocks of medium-sized companies.

Large Company

Seligman Common Stock Fund†

Seeks total return through a combination of capital appreciation and current income.

Seligman Global Growth Fund†

Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

Seligman Growth Fund†

Seeks long-term capital appreciation.

Seligman International Growth Fund†

Seeks long-term capital appreciation by generally investing in securities of large- and mid-capitalization growth companies in the international markets.

Seligman Large-Cap Value Fund†

Seeks long-term capital appreciation by investing in common stocks of large companies, deemed to be “value” companies by the investment manager.

Balanced

Seligman Income and Growth Fund†

Seeks total return through a combination of capital appreciation and income consistent with what is believed to be a prudent allocation between equity and fixed-income securities.

Real Estate Securities

Seligman LaSalle Global Real Estate Fund†

Seeks total return through a combination of current income and long-term capital appreciation by

20

investing in equity and equity-related securities issued by global real estate companies, such as US real estate investment trusts (REITS) and similar entities outside the US.

Seligman LaSalle Monthly Dividend Real Estate Fund†

Seeks to produce a high level of current income with capital appreciation as a secondary objective by investing in equity and equity-related securities issued by real estate companies, such as real estate investment trusts (REITs).

FIXED-INCOME

Income

Seligman High-Yield Fund†

Seeks a high level of current income and may also consider the potential for capital appreciation consistent with prudent investment management. The Fund invests primarily in non-investment grade, high-yield securities.

Seligman Core Fixed Income Fund†

Seeks to produce a high level of current income consistent with prudent exposure to risk. Capital appreciation is a secondary objective. The Fund invests a significant portion of its assets in investment grade fixed-income securities.

Seligman U.S. Government Securities Fund

Seeks a high level of current income consistent with prudent investment risk primarily by investing in a diversified portfolio of securities issued or guaranteed by the US government, its agencies or instrumentalities, or government sponsored enterprises.

Municipal

Seligman Municipal Funds:

National Fund

Seeks maximum income, exempt from regular federal income taxes.

State-specific funds:*

Seek to maximize income exempt from regular federal income taxes and from regular income taxes in the designated state.

California	Maryland	North Carolina
• High-Yield	Massachusetts	Ohio
• Quality	Michigan	Oregon
Colorado	Minnesota	Pennsylvania
Florida	Missouri	South Carolina
Georgia	New Jersey
Louisiana	New York

* A small portion of income may be subject to state and local taxes.

Money Market

Seligman Cash Management Fund†

Seeks to preserve capital and to maximize liquidity and current income by investing only in high-quality money market securities. The Fund seeks to maintain a constant net asset value of $1.00 per share.

ASSET ALLOCATION

Seligman Asset Allocation Series, Inc. offers four different asset allocation funds that pursue their investment objectives by allocating their assets among other mutual funds in the Seligman Group.

Seligman Asset Allocation Aggressive Growth Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in aggressive growth-oriented domestic and international equity securities weighted toward small- and medium-capitalization companies.

Seligman Asset Allocation Growth Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in growth-oriented domestic and international equity securities, with a more even weighting among small-, medium- and large-capitalization companies than Seligman Asset Allocation Aggressive Growth Fund.

21

Seligman Asset Allocation Moderate Growth Fund

Seeks capital appreciation by creating a portfolio of mutual funds that invests in small-, medium- and large-capitalization domestic and international equity securities as well as real estate securities and domestic fixed-income securities.

Seligman Asset Allocation Balanced Fund

Seeks capital appreciation and preservation of capital with current income and growth of income by creating a portfolio of mutual funds that invests in medium- and large-capitalization and dividend-producing domestic and international equity securities supplemented by a larger allocation to real estate securities as well as domestic fixed-income securities, cash and cash equivalents than Seligman Asset Allocation Moderate Growth Fund.

Seligman TargetHorizon ETF Portfolios, Inc. offers five asset-allocation mutual funds that seek to achieve their respective investment objectives by allocating their assets among exchange-traded funds (ETFs).

Seligman TargETFund 2045†

Seeks capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2045 approaches.

Seligman TargETFund 2035†

Seeks capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2035 approaches.

Seligman TargETFund 2025†

Seeks capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2025 approaches.

Seligman TargETFund 2015†

Seeks capital appreciation and current income consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2015 approaches.

Seligman TargETFund Core†

Seeks capital appreciation and preservation of capital with current income.

† Offers Class I shares.

22

Other Information

Payments to Financial Institutions. The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial institutions, including inter-company allocation of resources or payments to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, ‘‘payments’’) do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial institution may elevate the prominence or profile of the fund within the financial institution’s organization, and may provide the distributor and its affiliates with preferred access to the financial institution’s registered representatives or preferred access to the financial institution’s customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial institution’s pecuniary interest and its duties to its customers, for example, if the financial institution receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial institution or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company’s success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial institution, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial institution, and the access the distributor or other representatives of the fund may have within the financial institution for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial institution and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges—fees that a financial institution charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial institution (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and

23

maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial institutions and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of RiverSource fund assets (in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

The financial institution through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial institution.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to SDC, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Administrative services are provided without charge to the Seligman funds by Ameriprise Financial under a separate administrative services agreement with each such fund, rather than by RiverSource Investments under a Seligman fund’s management agreement. The fees under the administrative services agreement may be raised without shareholder approval, although RiverSource Investments expects that

24

any increase would be offset by a decrease in its management fee paid by a Seligman fund.

Affiliated Products. RiverSource Investments also serves as investment manager to Seligman funds and RiverSource funds which are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other Seligman funds and RiverSource funds, respectively, (Funds of Funds) and to discretionary managed accounts that invests exclusively in the funds (collectively referred to as ‘‘affiliated products’’). These affiliated products, individually or collectively, may own a significant percentage of the fund’s outstanding shares. The fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource

Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, the fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of the fund, a redemption by one or more affiliated products could cause the fund’s expense ratio to increase as the fund’s fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts.

25

Financial Highlights

Large-Cap Value Fund

The table below is intended to help you understand the financial performance of the Fund’s Class I shares for the past five years. Certain information reflects financial results for a single share of Class I shares held throughout the periods shown. Per share amounts are calculated based on average shares outstanding. “Total return” shows the rate that you would have earned (or lost) on an investment in the Fund’s Class I shares, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any transaction costs on your investment or taxes. If such costs or taxes were reflected, total returns would have been lower. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has audited this information. Their Report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

CLASS I
	Year Ended December 31,
	2008	2007	2006	2005		2004
Per Share Data:
Net asset value, beginning of year		$14.64	$12.96	$11.70		$10.13
Income from investment operations:
Net investment income		0.13	0.13	0.12		0.12
Net realized and unrealized gain on investments		1.28	1.64	1.14		1.54
Total from investment operations		1.41	1.77	1.26		1.66
Less distributions:
Dividends from net investment income		(0.01)	(0.09)	—	#	(0.09)
Net asset value, end of year		$16.04	$14.64	$12.96		$11.70
Total Return		9.62%	13.66%	10.78%		16.37%	Ø
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)		$15,470	$13,258	$11,357		$10,362
Ratio of expenses to average net assets		0.95%	0.97%	0.97%		0.99%
Ratio of net investment income to average net assets		0.85%	0.97%	1.00%		1.17%
Portfolio turnover rate		18.01%	30.04%	29.85%		16.73%

See footnotes on page 27.

26

Financial Highlights

Smaller-Cap Value Fund

The table below is intended to help you understand the financial performance of the Fund’s Class I shares for the past five years. Certain information reflects financial results for a single share of Class I shares held throughout the periods shown. Per share amounts are calculated based on average shares outstanding. “Total return” shows the rate that you would have earned (or lost) on an investment in the Fund’s Class I shares, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any transaction costs on your investment or taxes. If such costs or taxes were reflected, total returns would have been lower. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has audited this information. Their Report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

CLASS I
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year		$18.26	$16.21	$17.09	$14.48
Income (loss) from investment operations:
Net investment income (loss)		(0.12)	(0.12)	(0.07)	0.02
Net realized and unrealized gain (loss) on investments		1.48	3.61	(0.38)	3.03
Total from investment operations		1.36	3.49	(0.45)	3.05
Less distributions:
Distributions from net realized capital gains		(2.97)	(1.44)	(0.43)	(0.44)
Net asset value, end of year		$16.65	$18.26	$16.21	$17.09
Total Return		6.85%	22.11%	(2.56)%	21.23%	Ø
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)		$11,322	$10,201	$9,141	$8,976
Ratio of expenses to average net assets		1.15%	1.18%	1.18%	1.19%
Ratio of net investment income (loss) to average net assets		(0.61)%	(0.71)%	(0.43)%	0.12%
Portfolio turnover rate		26.51%	35.40%	25.06%	32.70%

#	Less than + or - $0.01 per share.
ø	Excluding the effect of payments received from Seligman, total returns would have been as follows: Large-Cap Value Fund 16.36% and Smaller-Cap Value Fund 21.22%.

27

How to Contact Us

The Funds

Write	Corporate Communications/Investor Relations Department Ameriprise Financial, Inc. 200 Ameriprise Financial Center Minneapolis, Minnesota 55474

Phone	Toll-free in the US (800) 221-7844 Outside the US (212) 850-1864

Account Services

Write	Shareholder Service Agent/Seligman Group of Funds Seligman Data Corp.

For investments into an account	P.O. Box 9766 Providence, RI 02940-9766

For non-investment inquiries	P.O. Box 9759 Providence, RI 02940-9759

For matters requiring overnight delivery	101 Sabin St. Pawtucket, RI 02860

Phone	Non-Retirement Accounts Toll-free in the US (800) 221-2450 Outside the US (212) 682-7600

Retirement Plan Services Toll-free (800) 445-1777

24-hour automated telephone access is available by calling (800) 622-4597 on a touchtone telephone.

You will have instant access to price, yield, account balance, most recent transaction, and other information.

28

For More Information

The information below is available without charge upon request by calling toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US. You may also call these numbers to request other information about the Funds or to make shareholder inquiries.

The Statement of Additional Information (SAI) contains additional information about the Funds. It is on file with the Securities and Exchange Commission, or SEC, and are incorporated by reference into (are legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about each Fund’s investments. In each Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. The Fund’s SAI and most recent Annual/Semi-Annual Reports are also available, free of charge, at www.seligman.com.

This Prospectus is intended for use in connection with certain tax-deferred investment programs and other investors.

Information about the Funds, including the SAI, can be viewed and copied at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, call (202) 551-8090. The Prospectus, SAI, Annual/Semi-Annual reports and other information about the Funds are also available on the EDGAR Database on the SEC’s internet site: www.sec.gov.

Copies of this information may also be obtained, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

SEC File Number:    811-08031

SELIGMAN VALUE FUND SERIES, INC.

(the “Series”)

Seligman Large-Cap Value Fund

Seligman Smaller-Cap Value Fund

(each, a “Fund” and collectively, the “Funds”)

Statement of Additional Information

May 1, 2009

200 Ameriprise Financial Center

Minneapolis, MN 55474

(212) 850-1864

Toll Free Telephone: (800) 221-2450

For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777

Effective November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments” or “investment manager”), investment manager to the RiverSource complex of funds, and a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), completed its acquisition (the “Acquisition”) of J. & W. Seligman & Co. Incorporated (“Seligman”). With the Acquisition completed and shareholders of each of the Funds having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between RiverSource Investments and the Series (on behalf of each of the Funds), RiverSource Investments became the new investment manager of the Series effective November 7, 2008.

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the Series’ current Prospectus, dated May 1, 2009, offering Class A shares, Class B shares, Class C shares and Class R shares, and the Series’ current Prospectus, dated May 1, 2009, offering Class I shares (together, the “Prospectuses”), which cover each of the Funds. This SAI, although not in itself a Prospectus, is incorporated by reference into the Prospectuses in its entirety. It should be read in conjunction with the Prospectuses, which you may obtain by writing or calling the Series at the above address or telephone numbers, respectively.

The financial statements and notes included in the Series’ Annual Report, which include the Report of Independent Registered Public Accounting Firm thereon, are incorporated herein by reference. The Series’ Annual Report will be furnished to you without charge if you request a copy of this SAI.

The RiverSource complex of funds includes a comprehensive array of funds from RiverSource Investments, including Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource complex. RiverSource funds, RiverSource Partners funds and Threadneedle funds share the same Board of Directors/Trustees (the “Board”), and the same policies and procedures. Although the Seligman funds, including the Series, share the same Board, they do not currently have the same policies and procedures, and may not be exchanged for shares of the RiverSource funds, RiverSource Partners funds or Threadneedle funds.

The Series is governed by a Board that meets regularly to review a wide variety of matters affecting the Funds. Detailed information about fund governance, the funds’ investment manager, RiverSource Investments, and other aspects of fund management can be found by referencing the Table of Contents below.

The website references in this SAI are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this SAI.

EQVA1

Series History

The Series was incorporated under the laws of the state of Maryland on January 27, 1997. As of November 7, 2008, the Series is a part of the RiverSource complex of funds. The RiverSource complex of funds includes a comprehensive array of funds managed by RiverSource Investments, including the Series and the other Seligman mutual funds.

Description of the Series and its Investments and Risks

Classification

The Series is a diversified open-end management investment company, or mutual fund, which consists of two separate funds, which are: Seligman Large-Cap Value Fund and Seligman Smaller-Cap Value Fund.

Investment Strategies and Risks

The following information regarding each Fund’s investments and risks supplements the information contained in the Funds’ Prospectuses.

Foreign Securities. Each Fund may invest in commercial paper and certificates of deposit issued by foreign banks and may invest either directly or through American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), or Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”) in other securities of foreign issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a US company and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to US companies. Foreign securities may not be as liquid as US securities and there may be delays and risks attendant in local settlement procedures. Securities of foreign companies may involve greater market risk than securities of US companies, and foreign brokerage commissions and custody fees are generally higher than those in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability, the possible nationalization of issuers and the risk of expropriation or restrictions on the repatriation of proceeds of sale. In addition, foreign investments may be subject to withholding and other taxes.

Depositary Receipts are instruments generally issued by domestic banks or trust companies that represent the deposits of a security of a foreign issuer. ADRs, which are traded in dollars on US exchanges or the over-the-counter market, are issued by domestic banks and evidence ownership of securities issued by foreign corporations. EDRs are typically traded in Europe. GDRs are typically traded in both Europe and the United States. Depositary Receipts may be issued under sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities traded in the form of a Depositary Receipt. In unsponsored programs, the issuers may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored Depositary Receipt programs are generally similar, the issuers of securities represented by unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and therefore, the import of such information may not be reflected in the market value of such receipts. Each Fund may invest up to 10% of its total assets in foreign securities that it holds directly, but this 10% limit does not apply to foreign securities held through Depositary Receipts which are traded in the United States or to commercial paper and certificates of deposit issued by foreign banks.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amounts of the Funds’ assets to be invested within various countries is not known.

Repurchase Agreements. Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a security, generally a US government obligation, subject to resale at an agreed upon price and date. The resale price reflects an agreed upon interest rate effective for the period of time the Fund holds the security and is unrelated to the interest rate on the security. Each Fund’s repurchase agreements will at all times be fully collateralized.

Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in value of the underlying securities and loss of interest. Repurchase agreements are typically entered into for periods of one week or less. As a matter of fundamental policy, each Fund will not enter into repurchase agreements of more than one week’s duration if more than 10% of its net assets would be so invested.

Fixed-Income Securities. Each Fund may invest in fixed-income securities that are not required to be rated by a recognized rating agency. As a matter of policy, each Fund will invest only in “investment grade” debt securities or, in the case of unrated securities, debt securities that are, in the opinion of the investment manager, of equivalent quality to “investment grade” securities. Investment grade debt securities are rated within the four highest rating categories as determined by Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”). The portion of each Fund’s assets, if any, that are invested in such securities will be subject to interest rate risk, credit risk and other risks, as discussed below.

Changes in market interest rates will affect the value of the fixed-income securities held by each Fund. In general, the market value of fixed-income securities move in the opposite direction of interest rates: the market value decreases when interest rates rise, and are therefore subject to a greater degree of market price volatility. Changes in the value of the fixed-income securities held by each Fund may affect each Fund’s net asset value. The extent to which each Fund is affected will depend on the percentage of each Fund’s assets that is invested in fixed-income securities and the duration of the securities held.

A fixed-income security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Credit risk also includes the risk that an issuer of a security would be unable to make interest and principal payments. To the extent a Fund holds securities that are downgraded, or default on payment, its performance could be negatively affected.

Fixed-income securities, like those in which each Fund may invest, are traded principally by dealers in the over-the-counter market. Each Fund’s ability to sell securities it holds is dependent on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers.

During periods of falling interest rates issuers of an obligation held by a Fund may prepay or call securities with higher coupons or interest rates before their maturity dates. If this occurs, a Fund could lose potential price appreciation and could be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in a Fund’s income.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933, as amended (“1933 Act”)) including funding agreements issued by domestic insurance companies and other securities that are not readily marketable. Each Fund does not currently expect to invest more than 5% of its assets in such securities. These may include restricted securities that may be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act. The Series’ Board of Directors may adopt procedures pursuant to which the investment manager may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Series’ Board of Directors or the investment manager (as the case may be) make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in a Fund, if and to the extent that, qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Preferred Securities. Each Fund may invest in preferred securities believed by the investment manager to offer capital appreciation opportunities. There are special risks associated with investing in preferred securities, including:

•

Deferral. Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without adverse consequences to the issuer. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.

•

Subordination. Preferred securities are subordinated to bonds and other debt instruments in an issuer’s capital structure with respect to priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

•	Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or US government securities.

•

Limited Voting Rights. Generally, preferred security holders have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. In the case of certain trust preferred securities, holders generally have no voting rights, except (i) if the issuer fails to pay dividends for a specified period of time or (ii) if a declaration of default occurs and is continuing. In such an event, rights of holders of trust preferred securities generally would include the right to appoint and authorize a trustee to enforce the trust or special purpose entity’s rights as a creditor under the agreement with its operating company.

•

Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in income tax or securities laws. As with call provisions, a redemption by the issuer of the preferred securities may negatively impact the return of the security held by the Fund.

Convertible Securities. Each Fund may invest in securities convertible into common stock. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Borrowing. Each Fund from time to time may borrow money to increase its portfolio of securities or for other purposes. Under the Investment Company Act of 1940, as amended (“1940 Act”), each Fund is generally permitted to borrow from banks in amounts not exceeding one-third of the value of its total assets, less liabilities other than such borrowings. The Board of Directors has adopted a non-fundamental restriction under which a Fund may not borrow more than 15% of its total assets. Borrowings may be secured by a mortgage or pledge of a Fund’s assets.

Borrowed money creates an opportunity for greater capital appreciation, but at the same time increases exposure to capital risk. The net cost of any money borrowed would be an expense that otherwise would not be incurred, and this expense will limit a Fund’s net investment income in any given period.

Any gain in the value of securities purchased with money borrowed in excess of the cost of amounts borrowed would cause the net asset value of a Fund’s shares to increase more than otherwise would be the case. Conversely, any decline in the value of securities purchased with money borrowed or any gain in value less than the cost of amounts borrowed would cause net asset values to decline more than would otherwise be the case.

Commodities and Commodity Contracts. Each Fund may purchase and sell commodities and commodity contracts only to the extent that such activities do not result in that Fund being a “commodity pool” as defined in the Commodity Exchange Act and the Commodity Futures Trading Commission’s regulations and interpretations thereunder. The investment manager must seek approval of the Series’ Board of Directors for a Fund to invest in any new type of commodity if it is of a type the Fund has not previously utilized.

Use of these instruments can involve substantial risks. For example, derivative instruments can present investment risk to a Fund if the investment manager does not accurately predict the fluctuations in interest rates, currency values or the market to which the financial instrument is tied. Certain derivative instruments may involve the use of leverage and, as a result, there is the risk that a Fund could lose more than the amount of its original investment. For example, a fund may purchase futures contracts by making a relatively small “margin deposit” and, if such contract is thereafter sold at a loss, that fund could lose substantially more than the original margin deposit. Although the Fund will only utilize exchange-traded futures and options thereon, there can be no assurance that they will be able to close out positions when they wish to. In addition, a futures or options strategy may not provide an exact hedge to a position.

Futures Contracts. Each Fund may utilize futures traded on US exchanges. An interest rate futures contract is an agreement to buy or sell a specified amount of a specific debt security for a specified price at a designated date and time in the future. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. A treasury futures contract is an agreement to buy or sell a specified amount of a specific security issued by the U.S. Treasury for a specified price at a designated date and time in the future. The Funds may, for example, use currency futures to hedge the currency exposure of non-US dollar denominated debt instrument holdings, or for investment purposes to take an interest rate view based on currency valuations. Futures contracts that trade on a US exchange are standardized as to quantity, delivery date and settlement conditions, including specific assets acceptable for delivery against the futures contract. A futures contract may also be based upon a designated rate or index. More commonly, futures contracts are closed out prior to expiration by an offsetting purchase or sale. Since the counterparty to every futures contact is an exchange, offsetting transactions are netted to close out positions. The Funds may incur a loss if the closing transaction occurs at an unfavorable price as compared with that of the opening trade (including transaction costs). There can be no assurance that the Funds will be able to enter into offsetting transactions with respect to a particular contract at a particular time. If the Funds are unable to enter into offsetting transactions, the Funds will continue to be required to maintain the positions, including the maintenance of margins, which could result in the Funds incurring substantial losses.

Margin deposits must be made at the time a futures contract position is acquired. The Funds are required to deposit in a segregated account, typically with its custodian, in the name of the futures broker through whom the transaction was effected, “initial margin” consisting of cash and/or other appropriate liquid assets in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Initial margin on futures contracts is returned to the Funds at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Funds may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made daily to and from the futures broker as the value of the futures position varies, a process known as “marking-to-market.” When a Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Under certain circumstances, exchanges upon which futures contracts trade may establish daily limits on the amount that the price of a future contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract position, it could incur substantial losses. The Funds would continue to be subject to market risk with respect to the position. In addition, the Funds would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or to designate liquid assets on its books and records.

Certain characteristics of the futures markets might increase the risk that movements in the prices of futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.

Futures contracts (and options on such contracts) are traded in an auction environment on the floors of several exchanges - principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges in the US. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

Short Sales. The Funds may not sell “short” or maintain a “short position”.

Rights and Warrants. Each Fund may invest in common stock rights and warrants believed by the investment manager to provide capital appreciation opportunities. The investment manager must seek the Series Board’s approval for a Fund to invest in any warrant if it is of a type a Fund has not previously utilized.

A Fund may not invest in rights and warrants if, at the time of acquisition, the investment in rights and warrants would exceed 5% of that Fund’s net assets, valued at the lower of cost or market.

Options. The investment manager must seek approval of the Board of Directors for a Fund to invest in any option if it is of the type the Fund has not previously utilized. Pursuant to this policy, the Board has approved the investment manager’s request that each Fund be permitted to purchase put options, call options, put spreads, call spreads and collars, and to sell covered call options (i.e., where the Fund owns the underlying security) and covered put options (where a Fund maintains the cash or collateral to cover the obligation created by the put). These instruments are described below.

An option is a contract that gives the holder the right to purchase (“call”) or sell (“put”) a specified security for an agreed upon price at any time before the contract’s expiration date. The amount paid for an option is known as the premium, and the exercise price is known as the strike price. The purchaser of an option has the right, but not the obligation, to purchase or sell a security. The seller (or “writer”) of an option, conversely, has an obligation to sell or purchase a security if the option is exercised. Some options have standardized terms and are traded on securities exchanges. Others are privately negotiated and have no or only a limited trading market. Options may be used individually or in combinations (e.g., put spreads and collars) to hedge securities positions or to seek increased investment returns.

Put spreads and collars are designed to protect against a decline in value of a security an investor owns. A collar involves the purchase of a put and the simultaneous writing of a call on the same security at a higher strike price. The put protects the investor from a decline in the price of the security below the put’s strike price. The call means that the investor will not benefit from increases in the price of the stock beyond the call’s strike price. In a put spread, an investor purchases a put and simultaneously writes a put on the same security at a lower strike price. This combination protects the investor against a decline in the stock price down to the lower strike price. The premium received for writing the call (in the case of a collar) or writing the put (in the case of a put spread) offsets, in whole or in part, the premium paid to purchase the put. In a call spread, an investor purchases a call and simultaneously sells a call on the same security, with the call sold having a higher strike price than the call purchased. The purchased call is designed to provide exposure to a potential increase in the value of a security an investor owns. The premium received for writing the call offsets, in part, the premium paid to purchase the corresponding call, but it also means that the investor will not benefit from increases in the price of the security beyond the sold call’s strike price.

Options offer large amounts of leverage, which will result in the Fund’s net asset value being more sensitive to changes in the value of the underlying security. The successful use of options depends in part on the ability of the investment manager to manage future price fluctuations, and the degree of correlation between the options and the prices of the underlying securities. If the investment manager is incorrect in its expectation of changes in market prices or the correlation between the instruments or indices on which such options may be written and purchased and the instruments in the Fund’s investment portfolio, the Fund may incur losses that it would not otherwise incur. The use of options can also increase the Fund’s transaction costs. Options transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested. The purchaser of an option runs the risk of losing the entire premium paid if the option expires “out of the money” (i.e., if the strike price for a call option is higher than the market price, or the strike price for a put option is lower than the market price). The seller of an option earns premium income but is subject to the risk of having to sell the underlying security at significantly less than its market price (or buy a security at significantly more than its market price). When options are purchased on the over-the-counter market, there is a risk that the counterparty that wrote the option will be unable to perform its obligations under the option contract. Such over-the-counter options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position, in which case the Fund could lose money in the event of adverse price movements.

Options on Futures. The Funds may utilize options on interest rate futures, currency futures and treasury futures (collectively, “options on futures”). Options on futures are effectively options on the asset that underlies a futures contract. A call option on a futures contract gives the holder the right to enter into a long futures contract at a fixed futures price. A put option on a futures contract gives the holder the right to enter into a short futures contract at a fixed futures price.

Purchasers and sellers of options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an offsetting option on the same futures contract. There is a risk that the Funds may have difficulty in closing out positions in options on futures.

Under certain circumstances, exchanges upon which futures are traded may establish daily limits on the amount that the price of an option on a futures contract can vary from the previous day’s settlement price. Once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions held by the Funds.

Options on futures held by the Funds, to the extent not exercised, will expire and the Funds would experience a loss to the extent of any premium paid for the option. If the Funds were unable to liquidate an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Funds would continue to be subject to market risk with respect to the position.

Certain characteristics of the futures market might increase the risk that movements in the prices of options on futures contracts might not correlate perfectly with movements in the prices of any exposure being hedged. For example, all participants in the options on futures markets are subject to daily variation margin calls and might be compelled to liquidate options on futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.

Access Trades. The Funds may participate in access trades with a global securities broker as counterparty. Access trades are over-the-counter transactions that provide access to a designated security, group of securities or market index without directly investing in the reference security/index. For a commission, the counterparty agrees to provide a return based on the return of the reference security/index. Access trades are typically used in foreign markets where limits on direct foreign ownership can affect prices and/or where there are significant complexities in directly purchasing or selling shares in the reference security/index. Since access trades are over-the-counter transactions, the Funds bear the risk that the counterparty will be unable or unwilling to meet its obligations. In addition, since over-the-country markets are generally less liquid than exchanges, the Funds may not be able to sell when the investment manager deems it advantageous to do so. The investment manager will attempt to mitigate these risks by limiting access trade exposure by a Fund to 5% of total assets at the time of purchase and dealing with counterparties believed to be reputable.

Lending of Portfolio Securities. Each Fund may lend portfolio securities if the investment manager believes such loans will be beneficial to the Funds. The borrower must maintain with a Fund cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on the securities. The Funds may invest the collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. Loans made by the Funds will generally be short-term. Loans are subject to termination at the option of the lending Fund or the borrower. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the collateral to the borrower or placing broker. The Funds do not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. A Fund may lose money if a borrower defaults on its obligation to return securities and the value of the collateral held by that Fund is insufficient to replace the loaned securities. In addition, each Fund is responsible for any loss that might result from its investment of the borrower’s collateral.

Other Investment Companies. Each Fund may invest in securities issued by other investment companies. Such investments are subject to the limitations on investments in other investment companies imposed by the 1940 Act, which generally prohibits each Fund from holding more than 3% of the outstanding voting securities of another investment company, and from investing more than 5% of its total assets in any one investment company, or more than 10% of its total assets in other investment companies overall. The Funds’ investments in other investment companies may include investment in exchange-traded funds (“ETFs”) if appropriate investment opportunities arise. ETFs are registered funds that trade on a stock exchange or otherwise traded in the over-the-counter market and generally seek to track the performance of a specified securities index or basket of securities. Securities traded in the over-the-counter market present additional risks, such as counterparty and liquidity risks.

If a Fund invests in other investment companies, shareholders would bear not only that Fund’s expenses (including operating expenses and advisory fees), but also similar expenses of the underlying investment companies, and that Fund’s returns will therefore be lower. To the extent a Fund invests in ETFs, that Fund is exposed to the risks associated with the underlying investments of the ETFs and the Fund’s performance may be negatively affected if the value of those underlying investments declines.

Investments to Control. The Funds may not invest for the purpose of controlling or managing any company. If a fund acquires a large percentage of the securities of a single issuer, it could be deemed to have invested in such issuer for the purpose of exercising control. If one of the Funds were to make such acquisitions, there is a risk that that Fund would become less diversified, which could increase the volatility of the Fund and increase the Fund’s exposure to market, credit and other risks associated with certain issuers’ financial condition and business operations.

Except as otherwise specifically noted above, the Funds’ investment strategies are not fundamental and the Series’ Board of Directors may change such strategies without the vote of shareholders.

Fundamental Restrictions

Each Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of that Fund’s outstanding voting securities. Under these policies, the Funds may not:

•	Purchase or sell commodities or commodity contracts, except to the extent permissible under applicable law and interpretations, as they may be amended from time to time;

•

Purchase securities on margin except as permitted by the 1940 Act or any rule thereunder, any Securities and Exchange Commission (“SEC”) or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC;

•

Issue senior securities or borrow money, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC;

•	Make loans, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC;

•

Underwrite the securities of other issuers, except insofar as a Fund may be deemed an underwriter under the 1933 Act in disposing of a portfolio security or in connection with investments in other investment companies;

•

Purchase or hold any real estate, except a Fund may invest in securities secured by real estate or interests therein or issued by persons (including real estate investment trusts) which deal in real estate or interests therein;

•	Make any investment inconsistent with a Fund’s classification as a diversified company under the 1940 Act;

•

Invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, provided that this limitation shall exclude securities issued or guaranteed by the US Government or any of its agencies or instrumentalities; or

•

Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the Series individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities.

The Funds’ fundamental policies set forth above prohibit transactions “except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.” The following discussion explains the flexibility that the Funds gain from these exceptions.

Purchase of securities on margin – A purchase on margin involves a loan from the broker-dealer arranging the transaction. The “margin” is the cash or securities that the borrower places with the broker-dealer as collateral against the loan. However, the purchase of securities on margin is effectively prohibited by the 1940 Act because the Fund generally may borrow only from banks. Thus, under current law, this exception does not provide any additional flexibility to the Fund.

Issuing senior securities – A “senior security” is an obligation with respect to the earnings or assets of a company that takes precedence over the claims of that company’s common stock with respect to the same earnings or assets.

The 1940 Act prohibits a mutual fund from issuing senior securities other than certain borrowings, but SEC staff interpretations allow a fund to engage in certain types of transactions that otherwise might raise senior security concerns (such as short sales, buying and selling financial futures contracts and selling put and call options), provided that the fund maintains segregated deposits or portfolio securities, or otherwise covers the transaction with offsetting portfolio securities, in amounts sufficient to offset any liability associated with the transaction. The exception in the fundamental policy allows the Fund to operate in reliance upon these staff interpretations.

Borrowing money – The 1940 Act permits a fund to borrow up to 33  1/3% of its total assets (including the amounts borrowed) from banks, plus an additional 5% of its total assets for temporary purposes, which may be borrowed from banks or other sources.

Making loans – The 1940 Act generally prohibits the Fund from making loans to affiliated persons but does not otherwise restrict the Fund’s ability to make loans.

A Fund also may not change its investment objective without shareholder approval.

Under the 1940 Act, a “vote of a majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Fund; or (2) 67% or more of the shares present at a shareholders’ meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

The Funds also may not acquire any securities of a registered open-end investment company or a registered unit investment trust in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act. This policy is not fundamental.

Each Fund will provide shareholders with at least 60 days prior notice of any change in that Fund’s “80%” investment policy as described in the Prospectuses. Such notice will be provided in plain English in a separate written document and will contain the following prominent statement, in bold-face type: “Important Notice Regarding Change in Investment Policy”. This prominent statement will also appear on the envelope in which the notice is delivered or, if the notice is delivered separately from other communications to shareholders, such statement will appear either on the notice or on the envelope in which the notice is delivered. This policy is not fundamental.

Temporary Defensive Position

In an attempt to respond to adverse market, economic, political, or other conditions, each Fund may invest up to 100% of its assets in cash or cash equivalents, including, but not limited to, prime commercial paper, bank certificates of deposit, bankers’ acceptances, or repurchase agreements for such securities, and securities of the US Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. Each Fund’s investments in foreign cash equivalents will be limited to those that, in the opinion of the investment manager, equate generally to the standards established for US cash equivalents. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States.

Portfolio Turnover

Each Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The portfolio turnover rate for the Seligman Large-Cap Value Fund for the years ended December 31, 2008 and 2007 were             % and 18.01%, respectively. The portfolio turnover rates for the Seligman Smaller-Cap Value Fund for the years ended December 31, 2008 and 2007 were             % and 26.51%, respectively.

Disclosure of Portfolio Holdings

Each Fund’s full portfolio holdings, as well as portfolio weightings, are published quarterly, generally no sooner than 15 calendar days after the end of each calendar quarter on the website of the Funds’ distributor, RiverSource Fund Distributors, Inc., formerly Seligman Advisors, Inc. (the “distributor”) (www.seligman.com). In addition, a Fund’s top 10 holdings and the aggregate weighting of the top 10 holdings are published monthly, generally no sooner than 5 business days after the end of each month. Employees may freely distribute a Fund’s portfolio holdings information described above to third parties the day after such information appears on the distributor’s website. The foregoing monthly and quarterly information will remain available on the distributor’s website for at least 5 months from the end of the period shown.

In accordance with the policies and procedures approved by the Series’ Board of Directors, a Fund’s portfolio holdings may be disclosed to certain parties prior to its public release if the disclosure is intended for research or other legitimate business purposes and the recipient is subject to a duty of confidentiality. Disclosures of portfolio holdings for such purposes (which may be on-going) are considered on a case-by-case basis, and a Fund’s procedures require the prior written approval of the Chief Investment Officer of RiverSource Investments (or its designee) and the Fund’s Chief Compliance Officer (“CCO”) with respect to disclosures intended for research purposes and the President of RiverSource Investments or the distributor (or their respective designees) and the Fund’s CCO with respect to disclosures intended for other legitimate business purposes. In connection with the CCO’s review and approval, the CCO considers whether such disclosure is in the best interests of the Funds. If prior approval is granted, the recipient must enter into a written agreement prior to the release of a Fund’s portfolio holdings information that includes, among other things, a requirement that the holdings be kept confidential and places limits on the use of the information for trading purposes. The CCO, who reports directly to the Series’ Board of Directors regarding compliance with a Fund’s policies, and RiverSource Investments’ Chief Compliance Officer monitor compliance with this policy.

In addition, each Fund’s policies expressly permit RiverSource Investments’ employees to release a Fund’s holdings information without a confidentiality agreement as necessary to facilitate the execution of securities transactions or to respond to questions about RiverSource Investments’ views on individual securities or whether a Fund owns or does not own a particular security, provided that individual securities weightings will not be disclosed unless such weightings are otherwise provided in the quarterly disclosure noted above. Portfolio managers (or their designees) may also disclose certain information about individual securities or information about a particular investment style on an occasional basis to third parties for research purposes, provided that the information does not include the name of a Fund or the weightings of particular securities unless otherwise provided in the quarterly disclosure noted above. The Funds may also permit their auditors to have access to a Fund’s portfolio holdings as necessary in connection with their auditing services.

Currently, RiverSource Investments has entered into ongoing arrangements to disclose a Fund’s portfolio holdings prior to the public disclosure of such information with the following third party research providers: FactSet Research Systems, Inc. and Vestek Systems, Inc. The portfolio holdings are released to these research providers on an as-needed basis (including daily, if necessary). In addition, Seligman discloses a Fund’s portfolio holdings to State Street Bank and Trust Company (“SSBT”) in connection with back-office, custodial and/or administrative services provided by SSBT, and to Risk Metrics Group (formerly Institutional Shareholder Services) (“Risk Metircs”) in connection with proxy voting services provided. RiverSource Investments discloses portfolio holdings to the third parties listed above, on a daily basis. Accordingly, the time elapsed between the date of such information and the date of its disclosure is generally less than 24 hours.

All of the above mentioned disclosures have been approved, as applicable, and are made pursuant to the terms of confidentiality agreements or provisions that prohibit the disclosure and restrict the use of the holdings information. No compensation is received by any party in consideration of the disclosure of the Fund’s portfolio holdings pursuant to these arrangements.

Management of the Series

Board Members and Officers

Shareholders elect a Board that oversees the Funds’ operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

On November 7, 2008, RiverSource Investments, a wholly-owned subsidiary of Ameriprise Financial, announced the closing of its Acquisition of Seligman, 100 Park Avenue, New York, New York 10017. With the Acquisition completed and shareholders having previously elected (at a special meeting held on November 3, 2008) ten new directors (collectively, the “New Board Members”), the New Board Members took office on November 7, 2008. The New Board Members are: Kathleen Blatz, Arne H. Carlson, Pamela G. Carlton, Patricia M. Flynn, Anne P. Jones, Jeffrey Laikind, Stephen R. Lewis, Jr., Catherine James Paglia, Alison Taunton-Rigby and William F. Truscott. Messrs. Leroy C. Richie and John F. Maher, who were members of the Board prior to November 7, 2008, will continue to serve on the Board after the Acquisition, which would result in an overall increase from ten directors to 12 directors.

Information with respect to the members of the Board is shown below. Each member oversees 162 portfolios in the fund complex managed by RiverSource Investments, which includes 59 Seligman funds and 103 RiverSource funds. Board members serve until the next regular shareholders’ meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

Independent Board Members

Name, Address, Age	Position with Series and Length of Time Served	Principal Occupation During Last Five Years	Other Directorships	Committee Memberships
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 54	Board member since November 7, 2008	Attorney; Chief Justice, Minnesota Supreme Court, 1998-2006	None	Board Governance, Compliance, Investment Review, Joint Audit

Arne H. Carlson 901 S. Marquette Ave. Minneapolis, MN 55402 Age 74	Board member since November 7, 2008	Chair, RiverSource Funds, 1999-2006; former Governor of Minnesota	None	Board Governance, Compliance, Contracts, Executive, Investment Review

Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 54	Board member since November 7, 2008	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	None	Distribution, Investment Review, Joint Audit

Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 58	Board member since November 7, 2008	Trustee Professor of Economics and Management, Bentley College; Former Dean, McCallum Graduate School of Business, Bentley College	None	Board Governance, Contracts, Investment Review

Anne P. Jones 901 S. Marquette Ave. Minneapolis, MN 55402 Age 73	Board member since November 7, 2008	Attorney and Consultant	None	Board Governance, Compliance, Executive, Investment Review, Joint Audit

Jeffrey Laikind, CFA 901 S. Marquette Ave. Minneapolis, MN 55402 Age 73	Board member since November 7, 2008	Former Managing Director, Shikiar Asset Management	American Progressive Insurance	Distribution, Executive, Investment Review, Joint Audit

Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 69	Board member since November 7, 2008	President Emeritus and Professor of Economics, Carleton College	Valmont Industries, Inc. (manufactures irrigation systems)	Board Governance, Compliance, Contracts, Executive, Investment Review

John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 64	Board member since 2006	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	None	Distribution, Investment Review, Joint Audit

Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since November 7, 2008	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	None	Board Governance, Compliance, Contracts, Executive, Investment Review

Independent Board Members

Name, Address, Age	Position with Series and Length of Time Served	Principal Occupation During Last Five Years	Other Directorships	Committee Memberships
Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 66	Board member since 2000	Counsel, Lewis & Munday, P.C., (law firm) since 1987; and Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation, 1990-1997	Digital Ally, Inc., (digital imaging); Infinity, Inc. (oil and gas exploration and production); and OGE Energy Corp. (energy and energy services)	Contracts, Distribution, Investment Review

Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 Age 64	Board member since November 7, 2008	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); former President, Forester Biotech	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs)	Contracts, Distribution, Executive, Investment Review

Board Member Affiliated With RiverSource Investments*

Name, Address, Age	Position with Series and Length of Time Served	Principal Occupation During Last Five Years	Other Directorships	Committee Memberships

William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 48	Board member and Vice President since November 7, 2008	President – U.S. Asset Management and Chief Investment Officer, Ameriprise Financial, Inc. and President, Chairman of the Board and Chief Investment Officer, RiverSource Investments, LLC since 2005; Director, President and Chief Executive Officer, Ameriprise Certificate Company and; Chairman of the Board, Chief Executive Officer and President, RiverSource Distributors, Inc. since 2006; Senior Vice President – Chief Investment Officer, Ameriprise Financial, Inc.; and Chairman of the Board and Chief Investment Officer, RiverSource Investments, LLC, 2001-2005	None	Investment Review

*	Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the other officers are:

Fund Officers

Name, address, age	Position held with the Series and length of service	Principal occupation during past five years
Patrick T. Bannigan 172 Ameriprise Financial Center Minneapolis, MN 55474 Age 43	President since November 7, 2008	Director and Senior Vice President – Asset Management, Products and Marketing, RiverSource Investments, LLC and; Director and Vice President – Asset Management, Products and Marketing, RiverSource Distributors, Inc. since 2006; Managing Director and Global Head of Product, Morgan Stanley Investment Management, 2004-2006; President, Touchstone Investments, 2002-2004

Michelle M. Keeley 172 Ameriprise Financial Center Minneapolis, MN 55474 Age 44	Vice President since November 7, 2008	Executive Vice President – Equity and Fixed Income, Ameriprise Financial, Inc. and RiverSource Investments, LLC since 2006; Vice President – Investments, Ameriprise Certificate Company since 2003; Senior Vice President – Fixed Income, Ameriprise Financial, Inc., 2002-2006 and RiverSource Investments, LLC, 2004-2006

Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 43	Vice President since November 7, 2008	Vice President – Asset Management and Trust Company Services, RiverSource Investments, LLC since 2006; Vice President – Operations and Compliance, RiverSource Investments, LLC, 2004-2006; Director of Product Development – Mutual Funds, Ameriprise Financial, Inc., 2001-2004

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 49	Vice President, General Counsel and Secretary since November 7, 2008	Vice President and Chief Counsel – Asset Management, Ameriprise Financial, Inc. since 2005; Chief Counsel, RiverSource Distributors, Inc. and Chief Legal Officer and Assistant Secretary, RiverSource Investments, LLC since 2006; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Vice President – Asset Management Compliance, Ameriprise Financial, Inc., 2004-2005; Senior Vice President and Chief Compliance Officer, USBancorp Asset Management, 2002-2004

Lawrence P. Vogel 100 Park Avenue, New York, NY 10017 Age 52	Treasurer since 2000	Treasurer, Seligman Data Corp. since 2000. Senior Vice President, Investment Companies, J. & W. Seligman & Co. Incorporated from 1992 to 2008

Eleanor T.M. Hoagland 100 Park Avenue, New York, NY 10017 Age 57	Chief Compliance Officer since 2004 and Money Laundering Prevention Officer and Identity Theft Prevention Officer since 2008	Chief Compliance Officer of each of the investment companies of the Seligman Group of Funds since 2004; Money Laundering Prevention Officer and Identity Theft Prevention Officer of each of the investment companies of the Seligman Group of Funds since November 2008; and Managing Director, J. & W. Seligman & Co. Incorporated and Vice-President of each of the investment companies of the Seligman Group of Funds from 2004 to 2008

The Board initially approves an investment management services agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager’s profitability in order to determine whether to continue existing contracts or negotiate new contracts.

As of November 7, 2008, the Board has organized the following committees to facilitate its work (accordingly, no committee meetings have been held prior to such date):

Board Governance Committee. Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board’s performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the chairperson of the Board in relation to furthering the interests of the Funds and their shareholders on external matters.

Compliance Committee. This committee supports the Funds’ maintenance of a strong compliance program by providing a forum for independent Board members to consider compliance matters impacting the Fund or its key service providers; developing and implementing, in coordination with the Funds’ Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Board; and providing a designated forum for the Funds’ CCO to meet with independent Board members on a regular basis to discuss compliance matters.

Contracts Committee. This committee reviews and oversees the contractual relationships with service providers and receives and analyzes reports covering the level and quality of services provided under contracts with the Funds. It also advises the Board regarding actions taken on these contracts during the annual review process.

Distribution Committee. This committee reviews and supports product development, marketing, sales activity and practices related to the Funds, and reports to the Board as appropriate.

Executive Committee. This committee acts for the Board between meetings of the Board.

Investment Review Committee. This committee reviews and oversees the management of the Funds’ assets and considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

Joint Audit Committee. This committee oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting and oversees the quality and integrity of the Funds’ financial statements and independent audits as well as the Funds’ compliance with legal and regulatory requirements relating to the Funds’ accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Funds’ independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor.

Beneficial Ownership of Shares

As of December 31, 2008, the Directors beneficially owned shares in the Funds and the RiverSource complex of funds (which includes the Seligman funds) as follows:

Name	Dollar Range of Shares Owned By Directors		Aggregate Dollar Range of Shares Owned by Directors
	Large-Cap Value Fund	Smaller-Cap Value Fund	in the RiverSource Complex of Funds
INDEPENDENT DIRECTORS
Kathleen Blatz	None	None	Over $100,000
Arne H. Carlson	None	None	Over $100,000
Pamela G. Carlton	None	None	$50,001 - $100,000
Patricia M. Flynn	None	None	Over $100,000*
Anne P. Jones	None	None	Over $100,000
Jeffrey Laikind	None	None	Over $100,000
Stephen R. Lewis, Jr.	None	None	Over $100,000*
John F. Maher	$1-$10,000	$1-$10,000	Over $100,000*
Catherine James Paglia	None	None	Over $100,000*
Leroy C. Richie	$1-$10,000	$1-$10,000	Over $100,000
Alison Taunton-Rigby	None	None	Over $100,000

INTERESTED DIRECTORS
William C. Morris	None	None	Over $100,000

* Total includes deferred compensation invested in share equivalents.

Compensation

None of the New Board Members received any compensation from the Series or any of the other Seligman funds for the fiscal year ended December 31, 2008. The New Board Members became Directors of the Series and the other Seligman funds effective November 7, 2008 at the completion of RiverSource Investments’ Acquisition of Seligman. Only Messrs. Maher and Richie were Directors of the Series and the other Seligman funds during the fiscal year ended December 31, 2008. Messrs. Richie and Maher became directors/trustees of the RiverSource funds on November 12, 2008 and December 10, 2008, respectively. Accordingly, they did not receive any compensation from the RiverSource complex of funds during the fiscal year ended December 31, 2008. The “total compensation” received by the New Board Members relates only to the RiverSource-branded funds.

Name and Position with Funds	Aggregate Compensation from Funds (1)		Pension or Retirement Benefits Accrued as part of Fund Expenses	Total Compensation from Series and Fund Complex Paid to Directors (1)(2)
Kathleen Blatz		N/A	N/A	$

Arne H. Carlson		N/A	N/A

Pamela G. Carlton		N/A	N/A

Patricia M. Flynn(3)		N/A	N/A

Anne P. Jones		N/A	N/A

Jeffrey Laikind		N/A	N/A

Stephen R. Lewis, Jr.(3)		N/A	N/A

John F. Maher, Director (4)	$		N/A

Catherine James Paglia(3)		N/A	N/A

Leroy C. Richie, Director			N/A

Alison Taunton Rigby		N/A	N/A

(1)	For the year ended December 31, 2008. Messrs. Maher and Richie did not receive any compensation with respect to the RiverSource-branded funds for the fiscal year ended December 31, 2008. The New Board Members did not receive any compensation from the Seligman-branded funds for the fiscal year ended December 31, 2008.
(2)	At December 31, 2008, which precedes the date that RiverSource Investments acquired Seligman, Messrs. Maher and Richie had oversight responsibilities for the Seligman funds, which consisted of 59 investment companies, including the Series, and the New Board Members had oversight responsibilities of the RiverSource-branded funds, which consisted of 104 investment companies.
(3)	Ms. Flynn, Mr. Lewis and Ms. Paglia elected to defer a portion of the total compensation payable during the period in the amount of $74,375, $73,875 and $156,250, respectively.
(4)	Compensation is being deferred.

The independent Board members determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the independent Board members, the independent Board members take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The independent Board members also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as independent Board members, and that they undertake significant legal responsibilities. The independent Board members also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the independent Board members take into account, among other things, the Chair’s significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Fund’s Chief Compliance Officer, Counsel to the independent Board members, and the Funds’ service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair’s compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

The independent Board members are paid an annual retainer of $95,000. Committee and sub-committee Chairs each receive an additional annual retainer of $5,000. In addition, independent Board members are paid the following fees for attending Board and committee meetings: $5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special telephonic meetings. The Board’s Chair will receive total annual cash compensation of $400,000.

The independent Board members may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the “Deferred Plan”). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource funds and, as available, the Seligman funds, and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.

Code of Ethics

The funds in the RiverSource complex of funds (which includes the Seligman funds), RiverSource Investments, the investment manager for the Seligman funds, and the distributor for the Seligman funds, have each adopted a Code of Ethics (collectively, the “Codes”) and related procedures reasonably designed to prevent violations of Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act. The Codes contain provisions reasonably necessary to prevent a fund’s access persons from engaging in any conduct prohibited by paragraph (b) of Rule 17j-1, which indicates that it is unlawful for any affiliated person of or principal underwriter for a fund, or any affiliated person of an investment adviser of or principal underwriter for a fund, in connection with the purchase or sale, directly or indirectly, by the person of a security held or to be acquired by a fund (i) to employ any device, scheme or artifice to defraud a fund; (ii) to make any untrue statement of a material fact to a fund or omit to state a material fact necessary in order to make the statements made to a fund, in light of the circumstances under which they are made, not misleading; (iii) to engage in any act, practice or course of business that operates or would operate as a fraud or deceit on a fund; or (iv) to engage in any manipulative practice with respect to a fund. The Codes prohibit affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the funds.

Proxy Voting Policies

General Guidelines, Policies and Procedures

The funds uphold a long tradition of supporting sound and principled corporate governance. The Board, which consists of a majority of independent Board members, determines policies and voted proxies. The funds’ investment manager, RiverSource Investments, and the funds’ administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

General Guidelines

Corporate Governance Matters — The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

•	The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

•	The Board supports annual election of all directors and proposals to eliminate classes of directors.

•

In a routine election of directors, the Board will generally vote with management’s recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have been involved in options backdating.

•

The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

•

Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

Shareholder Rights Plans — The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company’s board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

Auditors — The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor’s service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

Stock Option Plans and Other Management Compensation Issues — The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively. The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

Social and Corporate Policy Issues — The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company’s management and its board of directors.

Policies and Procedures

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund’s shareholders and those of the funds’ principal underwriters, RiverSource Investments, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the RiverSource Proxy Administration Team (“Proxy Team”). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. RiverSource Investments may recommend that a proxy be voted in a manner contrary to the Board’s guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund’s subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management’s recommendations as set out in the company’s proxy statement. In each instance in which a fund votes against management’s recommendation (except when withholding votes from a nominated director), the Board sends a letter to senior management of the company explaining the basis for its vote. This permits both the company’s management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

Voting in Countries Outside the United States (Non-U.S. Countries) — Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

Securities on Loan — The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor the funds’ administrator assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds’ ownership position is more significant, the Board has established a guideline to direct the funds’ administrator to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.

Investment in Affiliated Funds — Certain funds may invest in shares of other Seligman funds (referred to in this context as “underlying funds”) and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.

A note with respect to underlying funds: The underlying funds and the funds-of-funds share the same officers, Board members, and investment manager, RiverSource Investments. The funds-of-funds do not invest in an underlying fund for the purpose of exercising management or control; however, from time to time, investments by the funds-of-funds in a fund may represent a significant portion of a fund. Because the funds-of-funds may own a substantial portion of the shares of a fund, procedures have been put into place to assure that public shareholders will determine the outcome of all actions taken at underlying fund shareholder meetings.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge upon request by calling toll free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov. Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

Control Persons and Principal Holders of Securities

Control Persons

As of January 30, 2009, there was no person or persons who controlled either Fund, either through a significant ownership of shares or any other means of control.

Principal Holders

As of January 30, 2009, the following principal holders owned of record 5% or more of the then outstanding shares of capital stock of a Class of shares of the Seligman Large-Cap Value Fund:

Name and Address	Class	Percentage of Total Shares Held
New York Life Trust Company, 169 Lackawanna Ave., Parsippany, NJ 07054	A	16.06%

MLPF&S FBO Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	A	8.18%

Morgan Stanley & Co, Harborside Financial Center, Plaza II, 3rd Floor, Jersey City, NJ 07311	A	8.19%

MLPF&S FBO Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	B	17.05%

MLPF&S FBO Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	C	28.25%

State Street Bank & Trust Co FBO North Carolina College Savings Program-NCBE, 105 Rosemont Avenue, Westwood, MA 02090	I	29.38%

State Street Bank & Trust Co FBO North Carolina College Savings Program-NCBE, 105 Rosemont Avenue, Westwood, MA 02090	I	17.63%

State Street Bank & Trust Co FBO North Carolina College Savings Program-NCBE, 105 Rosemont Avenue, Westwood, MA 02090	i	15.13%

Patterson & Co FBO The J. & W. Seligman & Co. Incorporated Matched Accumulation Plan, 1525 West Wt Harris Blvd., Charlotte, NC 28288-1151	I	14.14%

State Street Bank & Trust Co FBO North Carolina College Savings Program-NCBE, 105 Rosemont Avenue, Westwood, MA 02090	I	10.27%

As of January 30, 2009, the following principal holders owned of record 5% or more of the then outstanding shares of capital stock of a Class of shares of the Seligman Smaller-Cap Value Fund:

Name and Address	Class	Percentage of Total Shares Held
MLPF&S FBO Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	A	15.53%

MLPF&S FBO Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	B	11.25%

Citigroup Global House Accounts, Attn Peter Booth, 7th Floor, 333 West 34th Street, New York, NY 10001	C	34.74%

State Street Bank & Trust Co FBO North Carolina College Savings Program-NCBE, 105 Rosemont Avenue, Westwood, MA 02090	I	35.78%

Patterson & Co FBO The J. & W. Seligman & Co. Incorporated Matched Accumulation Plan, 1525 West Wt Harris Blvd., Charlotte, NC 28288-1151	I	23.18%

State Street Bank & Trust Co FBO North Carolina College Savings Program-NCBE, 105 Rosemont Avenue, Westwood, MA 02090	I	18.62%

State Street Bank & Trust Co FBO North Carolina College Savings Program-NCBE, 105 Rosemont Avenue, Westwood, MA 02090	I	9.15%

Management Ownership

As of January 30, 2009, Directors and officers of the Series as a group owned less than 1% of Seligman Large-Cap Value Fund’s Class A shares and Class I shares of the then outstanding shares of capital stock and less than 1% of Seligman Smaller-Cap Value Fund’s Class A shares and Class I shares of the then outstanding shares of capital stock. As of the same date, Directors and officers of the Series did not own any Class B shares, Class C shares or Class R shares of the then outstanding shares of capital stock of either Fund.

Investment Advisory and Other Services

Investment Manager

With the completion of the Acquisition of Seligman by RiverSource Investments and with shareholders having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between the Series and RiverSource Investments (the “Management Agreement”), RiverSource Investments is the new investment manager of the Funds effective November 7, 2008.

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is also the investment manager of the other funds in the Seligman Group of Funds, and is a wholly-owned subsidiary of Ameriprise Financial. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the Seligman Group of Funds, RiverSource Investments manages investments for the RiverSource funds, itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products.

Each Fund pays RiverSource Investments a management fee for its services, calculated daily and payable monthly. The management fee is equal to 0.80% of the Seligman Large-Cap Value Fund’s average daily net assets and 1.00%

of the Seligman Smaller-Cap Value Fund’s average daily net assets. The management fees paid by the Seligman Large-Cap Value Fund for the years ended December 31, 2008, 2007 and 2006 were $            , $2,163,189 and $2,022,633, respectively, or 0.80% per annum of its average daily net assets. The management fees paid by the Seligman Smaller-Cap Value Fund for the years ended December 31, 2008, 2007 and 2006 were $            , $3,132,269 and $3,268,135, respectively, or 1% per annum of its average daily net assets.

The Funds pay all their expenses other than those assumed by the RiverSource Investments, including fees payable to RiverSource Investments for its services under the terms of the Management Agreement, taxes, brokerage commissions and charges in connection with the purchase and sale of assets, premium on the bond required by Rule 17g-1 under the Investment Company Act of 1940, fees and expenses of attorneys (i) it employs in matters not involving the assertion of a claim by a third party against the Series (or a Fund thereof, as the case may be), its Board members and officers, (ii) it employs in conjunction with a claim asserted by the Board against RiverSource Investments, except that RiverSource Investments shall reimburse the Funds for such fees and expenses if it is ultimately determined by a court of competent jurisdiction, or RiverSource Investments agrees, that it is liable in whole or in part to the Funds, (iii) it employs to assert a claim against a third party, and (iv) it or RiverSource Investments employs, with the approval of the Board, to assist in the evaluation of certain investments or other matters related to the management of the Funds, fees paid for the qualification and registration for public sale of the securities of the Funds under the laws of the United States and of the several states in which such securities shall be offered for sale, fees of consultants employed by the Series, Board member, officer and employee expenses which shall include fees, salaries, memberships, dues, travel, seminars, pension, profit sharing, and all other benefits paid to or provided for Board members, officers and employees, directors and officers liability insurance, errors and omissions liability insurance, worker’s compensation insurance and other expenses applicable to the Board members, officers and employees, except the Funds will not pay any fees or expenses of any person who is an officer or employee of RiverSource Investments or its affiliates, filing fees and charges incurred by the Series in connection with filing any amendment to its organizational documents, or incurred in filing any other document with the state where the Series is organized or its political subdivisions, organizational expenses of the Funds, expenses incurred in connection with lending portfolio securities of the Funds, expenses properly payable by the Funds and approved by the Board, and other expenses payable by the Funds pursuant to separate agreement of the Series and any of its service providers.

The Management Agreement provides that it is effective on November 7, 2008 and shall continue in full force and effect until November 7, 2010, and from year to year thereafter if such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Funds and by a vote of a majority of Directors who are not parties to the Management Agreement or interested persons of any such party). The Management Agreement may be terminated by either the Series or RiverSource Investments at any time by giving the other party 60 days’ written notice of such intention to terminate, provided that any termination shall be made without the payment of any penalty, and provided further that termination may be effected either by the Board or by a vote of the majority of the outstanding voting shares of a Fund. The Management Agreement will terminate automatically in the event of its assignment, as such term is defined in the 1940 Act.

Except for bad faith, intentional misconduct or negligence in regard to the performance of its duties under the Management Agreement, neither RiverSource Investments, nor any of its respective directors, officers, partners, principals, employees, or agents will be liable for any acts or omissions or for any loss suffered by the Series or its shareholders or creditors. Each of RiverSource Investments, and its respective directors, officers, partners, principals, employees and agents, will be entitled to rely, and will be protected from liability in reasonably relying, upon any information or instructions furnished to it (or any of them as individuals) by the Series or its agents which is believed in good faith to be accurate and reliable. RiverSource Investments does not warrant any rate of return, market value or performance of any assets in the Series. Notwithstanding the foregoing, the federal securities laws impose liabilities under certain circumstances on persons who act in good faith and, therefore, the Series does not waive any right which it may have under such laws or regulations.

Principal Underwriter

RiverSource Fund Distributors, Inc., formerly Seligman Advisors, an affiliate of RiverSource Investments, located at 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of each Fund of the Series, the other Seligman mutual funds, as well as the funds in the RiverSource complex of funds. The distributor is an “affiliated person” (as defined in the 1940 Act) of RiverSource Investments, which is itself an affiliated person of the Series. Those individuals identified above under “Management Information” as directors or officers of the Series and the distributor are affiliated persons of both entities.

Services Provided by the Investment Manager

Under the Management Agreement, dated November 7, 2008, subject to the control of the Board of Directors, RiverSource Investments manages the investment of the assets of each Fund, including making purchases and sales of portfolio securities consistent with each Fund’s investment objectives and policies.

Adminstrative Services

Under an Administrative Services Agreement, effective November 7, 2008, Ameriprise Financial administers certain aspects of the Funds’ business and other affairs at no cost. Ameriprise Financial provides the Funds with such office space, and certain administrative, accounting and other services and executive and other personnel as are necessary for Fund operations. Ameriprise Financial pays all of the compensation of Board members of the Funds who are employees or consultants of RiverSource Investments and of the officers and employees of the Funds. Ameriprise Financial reserves the right to seek Board approval to increase the fees payable by the Funds under the Administrative Services Agreement. However, Ameriprise Financial anticipates that any such increase in fees would be offset by corresponding decreases in advisory fees under the Management Agreement. If an increase in fees under the Administrative Services Agreement would not be offset by corresponding decreases in advisory fees, the affected Fund will inform shareholders prior to the effectiveness of such increase. Ameriprise Financial also provides senior management for Seligman Data Corp. (“SDC”).

Other Investment Advice

No person or persons, other than directors, officers, or employees of RiverSource Investments, regularly advise the Series or RiverSource Investments with respect to the Funds’ investments.

Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares of each Fund, as set forth below:

Class A shares:

Amount of Purchase	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Net Amount Invested	Regular Dealer Reallowance as a % of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.50	4.71	4.00
$100,000 - $249,999	3.50	3.63	3.00
$250,000 - $499,999	2.50	2.56	2.25
$500,000 - $999,999	2.00	2.04	1.75
$1,000,000 and over	0.00	0.00	0.00

(1)	“Offering Price” is the amount that you actually pay for each Fund’s shares; it includes the initial sales charge.

RiverSource Services, Inc., formerly Seligman Services, Inc. (“RiverSource Services”), an affiliate of RiverSource Investments, is a limited purpose broker/dealer. Prior to January 1, 2006, Seligman Services received commissions from certain sales of Fund shares. Accordingly, for the year ended December 31, 2005, Seligman Services received commissions in respect of the Seligman Large-Cap Value Fund in the amount of $2,038. and received commissions in respect of the Seligman Smaller-Cap Value Fund in the amount of $1,380.

Rule 12b-1 Plan

Each Fund has adopted an Administration, Shareholder Services and Distribution Plan (“12b-1 Plan”) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under the 12b-1 Plan, each Fund may pay to the distributor an administration, shareholder services and distribution fee in respect of such Fund’s Class A, Class B, Class C and Class R shares. There is no administration, shareholder services and distribution fee in respect of either Fund’s Class I shares.) Payments by each Fund under its 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (“Service Organizations”) for providing distribution assistance with respect to assets invested in the Funds; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to the Funds’ shareholders; and (3) otherwise promoting the sale of shares of the Funds, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and defraying the distributor’s costs incurred in connection with its marketing efforts with respect to shares of the Funds. RiverSource Investments, in its sole discretion, may also make similar payments to the distributor from its own resources, which may include the management fee that RiverSource Investments receives from each Fund, respectively. Payments made by each Fund under its 12b-1 Plan are intended to be used to encourage sales of shares of each Fund, as well as to discourage redemptions.

Fees paid by each Fund under its 12b-1 Plan with respect to any class of shares of the Funds may not be used to pay expenses incurred solely in respect of any other class of the Funds, or any other Seligman fund. Expenses attributable to more than one class of a Fund are allocated between the classes of that Fund in accordance with a methodology approved by the Series’ Board of Directors. Expenses of distribution activities that benefit both a Fund and other Seligman funds will be allocated among the applicable funds based on relative gross sales during the quarter in which such expenses are incurred, in accordance with a methodology approved by the Board of Directors of the Series.

Class A

Under the 12b-1 Plan, each Fund, with respect to its Class A shares, is authorized to pay monthly to the distributor a service fee at an annual rate of up to 0.25% of the average daily net asset value of such Fund’s Class A shares. This fee is used by the distributor exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from the distributor a continuing fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Board of Directors. Each Fund is not obligated to pay the distributor for any such costs it incurs in excess of the fee described above. No expense incurred in one year by the distributor with respect to Class A shares of a Fund may be paid from Class A 12b-1 fees received from the Fund in any other year. If a Fund’s 12b-1 Plan is terminated in respect of its Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to the distributor with respect to its Class A shares. The total amounts paid to the distributor in respect of Class A shares

of the Seligman Large-Cap Value Fund and the Seligman Smaller-Cap Value Fund for the year ended December 31, 2008 were $             and $            , respectively, equivalent to 0.25% per annum of each Fund’s Class A shares’ average daily net assets.

Class B

Under the 12b-1 Plan, each Fund, with respect to its Class B shares, is authorized to pay monthly a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of such Fund’s Class B shares. This fee is comprised of (1) a distribution fee equal to 0.75% per annum, substantially all of which is paid directly to one or more third parties that have purchased the distributor’s rights to this fee (the “Purchasers”) to compensate them for having funded, at the time of sale Class B shares of each Fund (i) a 4% sales commission to Service Organizations and (ii) prior to August 1, 2004, a payment of up to 0.35% of sales to the distributor to help defray its costs of distributing Class B shares; and (2) a service fee of up to 0.25% per annum which is paid to the distributor. A small portion of the distribution fee is paid to the distributor in connection with sales of Class B shares for which no commissions are paid; the distributor may pay the entire 12b-1 fee to Service Organizations who have not received any sales commission for the sale of Class B shares. The service fee is used by the distributor exclusively to make payments to Service Organizations which have entered into agreements with the distributor. Such Service Organizations receive from the distributor a continuing service fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of Class B shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The amounts expended by the distributor or the Purchasers in any one year upon the initial purchase of Class B shares of each Fund may exceed the 12b-1 fees paid by the Fund in that year. Each Fund’s 12b-1 Plan permits expenses incurred in respect of Class B shares in one year to be paid from Class B 12b-1 fees received from the Fund in any other year; however, in any year each Fund is not obligated to pay any 12b-1 fees in excess of the fees described above. The distributor and the Purchasers are not reimbursed for expenses which exceed such fees. If a Fund’s 12b-1 Plan is terminated in respect of its Class B shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to the distributor or the Purchasers with respect to its Class B shares. The total amounts paid in respect of Class B shares of the Seligman Large-Cap Value Fund and the Seligman Smaller-Cap Value Fund for the year ended December 31, 2008 were $             and $            , respectively, equivalent to 1% per annum of each Fund’s Class B shares’ average daily net assets.

Class C

Under the 12b-1 Plan, each Fund, with respect to its Class C shares, is authorized to pay monthly to the distributor a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of such Fund’s Class C shares. This fee is used by the distributor as follows: During the first year following the sale of Class C shares, a distribution fee of 0.75% of the average daily net assets attributable to such Class C shares is used, along with any contingent deferred sales charge (“CDSC”) proceeds, to (1) reimburse the distributor for its (A) payment at the time of sale of Class C shares of a 0.75% sales commission to Service Organizations or (B) ongoing payment of 0.75% of the average daily net assets attributable to such Class C shares to Service Organizations who elect not to receive a time of sale payment, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of the distributor. In addition, during the first year following the sale of Class C shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class C shares is used to reimburse the distributor for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of 0.25% of the net asset value of the Class C share sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale) and for its ongoing payment of a service fee of 0.25% of the average daily net assets attributable to such Class C shares to those Service Organizations who elect not to receive a time of sale payment. The payment of service fees to the distributor is limited to amounts the distributor actually paid to Service Organizations as service fees at either the time of sale or the ongoing service fees paid to Service Organizations who elect not to receive such service fees at the time of sale. After the initial one-year period following a sale of Class C shares, the 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amounts paid to the distributor in respect of Class C shares of the Seligman Large-Cap Value Fund and the Seligman Smaller-Cap Value Fund for the year ended December 31, 2007 were $363,461 and $358,442, respectively, equivalent to 1% per annum of each Fund’s Class C shares’ average daily net assets.

The amounts expended by the distributor in any one year with respect to Class C shares of each Fund may exceed the 12b-1 fees paid by the Fund in that year. Each Fund’s 12b-1 Plan permits expenses incurred by the distributor in respect of Class C shares in one year to be paid from Class C 12b-1 fees in any other year; however, in any year each Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

As of December 31, 2008, Seligman Advisors incurred $             and $             of expenses in respect of Class C shares and Class D shares of the Seligman Large-Cap Value Fund and the Seligman Smaller-Cap Value Fund, respectively, that were not reimbursed from the amounts received from each Fund’s 12b-1 Plan. These amounts are equal to             % and             %, respectively, of each Fund’s Class C shares’ net assets as of December 31, 2008.

If the 12b-1 Plan is terminated in respect of Class C shares of the Funds, no amounts (other than amounts accrued but not yet paid) would be owed by the Funds to the distributor with respect to its Class C shares.

Class R

Under the 12b-1 Plans, each Fund, with respect to its Class R shares are authorized to pay monthly to the distributor a 12b-1 fee at an annual rate of up to 0.50% of the average daily net asset value of its Class R shares. The 12b-1 fee is comprised of (1) a distribution fee equal to 0.25% of the average daily net assets attributable to the Class R shares and (2) a service fee of up to 0.25% of the average daily net asset value of the Class R shares. The 12b-1 fee is used by the distributor in one of two ways, depending on the payout option chosen by Service Organizations. This fee is used by the distributor as follows:

Option 1 - Service Organization opts for time-of-sale payment. A distribution fee of 0.25% of the average daily net assets attributable to such Class R shares is used, along with any CDSC proceeds, to (1) reimburse the distributor for its payment at the time of sale of Class R shares of a 0.75% sales commission to the Service Organization, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of the distributor. In addition, during the first year following the sale of Class R shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class R shares is used to reimburse the distributor for its prepayment to the Service Organization at the time of sale of Class R shares of a service fee of 0.25% of the net asset value of the Class R shares sold (for shareholder services to be provided to Class R shareholders over the course of the one year immediately following the sale). After the initial one-year period following a sale of Class R shares, the 0.25% servicing fee is used to reimburse the distributor for its payments to the Service Organization for providing continuing shareholder services. The payment of service fees to the distributor is limited to amounts the distributor actually paid to Service Organizations at the time of sale as service fees.

Option 2 - Service Organization does not opt for time-of-sale payment. The entire 12b-1 fee attributable to the sale of the Class R shares, along with any CDSC proceeds, is used to (1) reimburse the distributor for its on-going payment of the entire 12b-1 fees attributable to such Class R shares to the Service Organization for providing continuing shareholder services and distribution assistance in respect of the Funds and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of the distributor.

The total amounts paid to the distributor in respect of Class R shares of the Seligman Large-Cap Value Fund and the Seligman Smaller-Cap Value Fund for the year ended December 31, 2008 were $             and $            , respectively, equivalent to [0.50]% per annum of each Fund’s Class R shares’ average daily net assets.

The amounts expended by the distributor in any one year with respect to Class R shares of a Fund may exceed the 12b-1 fees paid by that Fund in that year. Each Fund’s 12b-1 Plan permits expenses incurred by the distributor in respect of Class R shares of a Fund in one fiscal year to be paid from Class R 12b-1 fees of that Fund in any other fiscal year; however, in any fiscal year a Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

As of December 31, 2008, the distributor incurred $            and $             of expenses in respect of Class R shares of the Seligman Large-Cap Value Fund and the Seligman Smaller-Cap Value Fund, respectively, that were not reimbursed from amounts received from the Funds’ 12b-1 Plans. These amounts are equal to             % and             %, respectively, of the net assets of Class R shares as of December 31, 2008.

If the 12b-1 Plans are terminated in respect of Class R shares of the Funds, no amounts (other than amounts accrued but not yet paid) would be owed by the Funds to the distributor with respect to Class R shares.

Payments made by the Large-Cap Value Fund and the Smaller-Cap Value Fund under each Fund’s 12b-1 Plan for the year ended December 31, 2008 were spent on the following activities in the following amounts:

Fund/Class	Compensation to Underwriters	Compensation to Broker/Dealers	Other Compensation*
Large-Cap Value Fund/A	$-0-	$	$-0-
Large-Cap Value Fund/B*
Large-Cap Value Fund/C**			-0-

Large-Cap Value Fund/R	-0-		-0-

Smaller-Cap Value Fund/A	$-0-	$	$-0-
Smaller-Cap Value Fund/B*
Smaller-Cap Value Fund/C**			-0-

Smaller-Cap Value Fund/R			-0-

*	Payment is made to the Purchasers to compensate them for having funded, at the time of sale, payments to broker/dealers and underwriters.
**	Includes payments with respect to Class C shares and Class D shares, which converted to Class C shares on May 16, 2008.

The 12b-1 Plans were initially approved on March 20, 1997 by the Board of Directors of the Series, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act) of the Series and who have no direct or indirect financial interest in the operation of the 12b-1 Plans or in any agreement related to the 12b-1 Plans (“Qualified Directors”) and by the sole shareholder of each Fund on April 7, 1997. The 12b-1 Plans were approved in respect of the Class C shares on May 20, 1999 by the Directors, including a majority of the Qualified Directors, and became effective in respect of the Class C shares on June 1, 1999. The 12b-1 Plans were approved in respect of Class R shares of each Fund on March 20, 2003 by the Board of Directors of the Series, including a majority of the Qualified Directors, and became effective in respect of Class R shares on April 30, 2003. The 12b-1 Plans will continue in effect through December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors and the Qualified Directors of the Series, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plans may not be amended to increase materially the amounts payable to Service Organizations with respect to a Class without the approval of a majority of the outstanding voting securities of the Class. If the amount payable in respect of Class A shares under the 12b-1 Plans is proposed to be increased materially, the Fund will either (1) permit holders of Class B shares to vote as a separate class on the proposed increase or (2) establish a new class of shares subject to the same payment under the 12b-1 Plans as existing Class A shares, in which case the Class B shares will thereafter convert into the new class instead of into Class A shares. No material amendment to the 12b-1 Plans may be made except by a majority of both the Directors and Qualified Directors.

The 12b-1 Plans require that the Treasurer of the Series shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the 12b-1 Plans. Rule 12b-1 also requires that the selection and nomination of Directors who are not “interested persons” of the Series be made by such disinterested Directors. The 12b-1 Plans are reviewed by the Directors annually.

RiverSource Services acts as the broker/dealer of record for shareholder accounts of the Series that do not have a designated financial advisor. As such, it receives compensation pursuant to each Fund’s 12b-1 Plan for providing personal services and account maintenance to such accounts. For the year ended December 31, 2008, Seligman Services (currently known as RiverSource Services) received service fees pursuant to the Seligman Large-Cap Value Fund’s 12b-1 Plan in the amount of $             and the Seligman Smaller-Cap Value Fund’s 12b-1 Plan in the amount of $            .

Other Service Providers

The Seligman funds have entered into an agreement with Board Services Corporation (“Board Services”) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services’ responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each independent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

SDC, which is owned by certain other Seligman investment companies, is the shareholder service agent and dividend-paying agent for the Funds. SDC charges the Funds at cost for its services. These costs may include amounts paid by SDC to financial intermediaries and other third parties who provide sub-transfer agency services. Certain officers and directors of the Series are also officers and directors of SDC. SDC’s address is 100 Park Avenue, New York, NY 10017.

Portfolio Managers [TO UPDATE]

For purposes of this discussion, each member of the portfolio team is referred to as a “portfolio manager.” The following tables set forth certain additional information from that discussed in the Prospectuses with respect to the portfolio managers of the Funds. Unless noted otherwise, all information is provided as of December 31, 2008.

Other Accounts Managed by Portfolio Managers. Table A below identifies, for each of the portfolio managers, as applicable, the number of accounts managed (other than the Funds named in the particular table) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. Table B identifies, for each of the portfolio managers, only those accounts that have an advisory fee based on the performance of the account. For purposes of the tables below, each series or portfolio of a registered investment company is treated as a separate registered investment company.

Seligman Large-Cap Value Fund

Table A

Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Neil T. Eigen	[3] Registered Investment Companies with approximately $[480.1] million in net assets under management.	[2] Other Pooled Investment Vehicles with approximately $[173.2] million in net assets under management.	[1,383] Other Accounts with approximately $[4.05] billion in total assets under management.

Richard S. Rosen	[3] Registered Investment Companies with approximately $[480.1] million in net assets under management.	[2] Other Pooled Investment Vehicles with approximately $[173.2] million in net assets under management.	[1,383] Other Accounts with approximately $[4.01] billion in total assets under management.

Table B is not applicable; neither Messrs. Eigen nor Rosen manage any accounts that have an advisory fee based on the performance of the account.

Seligman Smaller-Cap Value Fund

Table A

Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Neil T. Eigen	[2] Registered Investment Companies with approximately $[460.5] million in net assets under management.	[2] Other Pooled Investment Vehicles with approximately $[173.2] million in net assets under management.	[1,383] Other Accounts with approximately $[4.05] billion in total assets under management.

Richard S. Rosen	[2] Registered Investment Companies with approximately $[460.5] million in net assets under management.	[2] Other Pooled Investment Vehicles with approximately $[173.2] million in net assets under management.	[1,383] Other Accounts with approximately $[4.01] billion in total assets under management.

Table B is not applicable; neither Messrs. Eigen nor Rosen manage any accounts that have an advisory fee based on the performance of the account.

Compensation/Material Conflicts of Interest. Set forth below is an explanation of the structure of, and method(s) used to determine portfolio manager compensation. Also set forth below is an explanation of material conflicts of interest that may arise between a portfolio manager’s management of the Funds’ investments and investments in other accounts.

Compensation:

As compensation for their responsibilities, each of Messrs. Eigen and Rosen received a base salary and bonus for the year ended December 31, 2008.

Bonuses are comprised of a discretionary component and a performance component based upon (i) the annual revenues generated from the accounts under management for the portfolio managers’ investment team and (ii) the weighted-average pre-tax investment performance of such accounts in the following categories versus corresponding benchmarks over a rolling three-year period (ending November 30th for mutual funds and September 30th for all other accounts) as follows:

Seligman large-cap value mutual funds	-	Lipper Large-Cap Value Funds Average
Seligman smaller-cap value mutual funds	-	Lipper Small-Cap Value Funds Average
Large-cap value institutional accounts	-	Callan Large-Cap Value Universe
Small-cap value institutional accounts	-	Callan Small-Cap Value Universe
Large-cap value wrap accounts	-	Callan Large-Cap Value Universe
Small-cap value wrap accounts	-	Callan Small-cap Value Universe

With respect to Mr. Eigen, the discretionary component was also based upon, among other factors, the competitive environment for Mr. Eigen’s services.

To reduce the amount of time the portfolio managers dedicate to marketing efforts and client services, the Funds’ investment team has an experienced product manager that acts as the primary liaison between Seligman Advisors’ marketing department and the investment team.

Conflicts of Interest:

Actual or potential conflicts of interest may arise from the fact that Seligman, and the portfolio managers of the Funds have day-to-day management responsibilities with respect to accounts of clients of Seligman other than the Funds (“Other Accounts”). Seligman has policies and procedures intended to mitigate or manage the conflicts of interest described below. There is no guarantee that any such policies or procedures will detect each and every situation in which a conflict of interest arises.

Seligman may receive higher compensation with respect to Other Accounts (including accounts which are private investment funds or have performance or higher fees paid to Seligman, or in which one or more portfolio managers have direct or indirect personal interest in the receipt of such fees) than that received with respect to the Funds. This may create a potential conflict of interest for Seligman or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, Seligman could be viewed as having a conflict of interest to the extent that Seligman or an affiliate has a proprietary investment in one or more Other Accounts, the portfolio managers have personal investments, directly or indirectly, in one or more Other Accounts or the Other Accounts are investment options in Seligman’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Seligman may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. Seligman may be perceived as causing accounts it manages to participate in an offering to increase Seligman’s overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account or when a sale in one account lowers the sale price received in a sale by a second account. Because Seligman manages accounts that engage in short sales of securities of the type in which many clients may invest, Seligman could be seen as harming the performance of certain client accounts (i.e., those not engaging in short sale transactions) for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. Conversely, Seligman could be seen as benefiting those accounts that may engage in short sales through the sale of securities held by other clients to the extent that such sales reduce the cost to cover the short positions.

Seligman and its affiliates may at times give advice or take action with respect to accounts that differs from the advice given other accounts. A particular security may be bought or sold only for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. Simultaneous portfolio transactions in the same security by multiple clients may tend to decrease the prices received by clients for sales of such securities and increase the prices paid by clients for purchases of such securities. A conflict may also arise to the extent that Seligman advises multiple accounts which own different capital structures of an issuer (e.g., bonds versus common stocks). This conflict may be more pronounced if such an issuer files for bankruptcy and Seligman participates in negotiations to restructure that issuer.

Employees of Seligman, including portfolio managers, may engage in personal trading, subject to Seligman’s Code of Ethics. In addition to the general conflicts noted above, personal trading by employees may create apparent or actual conflicts to the extent that one or more employees personally benefit or appear to benefit from subsequent trading by clients in similar securities.

Because portfolio managers of Seligman manage multiple client accounts, portfolio mangers may devote unequal time and attention to the portfolio management of client accounts.

Securities Ownership. As of December 31, 2008, Mr. Eigen owned between [$100,001 and $500,000] of Seligman Large-Cap Value Fund’s shares and between [$100,001 and $500,000] of Seligman Smaller-Cap Value Fund’s shares. As of December 31, 2008, Mr. Rosen owned between [$50,001 and $100,000] of Seligman Large-Cap Value Fund’s shares and between [$10,001 and $50,000] of Seligman Smaller-Cap Value Fund’s shares.

Brokerage Allocation and Other Practices

Brokerage Transactions

RiverSource Investments will seek the most favorable price and execution in the purchase and sale of portfolio securities for each Fund of the Series. When two or more of the investment companies in the Seligman funds or other investment advisory clients of RiverSource Investments desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by RiverSource Investments in a manner believed to be equitable. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

In over-the-counter markets, the Series deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. Each Fund may buy securities from or sell securities to dealers acting as principal in accordance with applicable law.

For the years ended December 31, 2008, 2007 and 2006, the Seligman Large-Cap Value Fund paid total brokerage commissions to others for execution, research and statistical services in the amounts of $            , $167,912 and $291,145, respectively.

For the years ended December 31, 2008, 2007 and 2006, the Seligman Smaller-Cap Value Fund paid total brokerage commissions to others for execution, research and statistical services in the amounts of $            , $217,466 and $659,177, respectively.

Commissions

For the years ended December 31, 2008, 2007 and 2006, the Series did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Series, Seligman (the Funds’ investment manager prior to November 7, 2008), or Seligman Advisors (currently known as RiverSource Fund Distributors.

Brokerage Selection

RiverSource Investments selects broker-dealers with the goal of obtaining “best execution”. RiverSource Investments will consider a full range and quality of a broker-dealer’s services, such as price, market familiarity, reliability, integrity, commission rates, execution and settlement capabilities, ability to handle large orders, financial condition, technological infrastructure and operational capabilities, willingness to commit capital and the brokerage and research services provided or made available by the broker-dealer. These brokerage and research services, including supplemental investment research, analysis, and reports concerning issuers, industries, and securities, may be useful to RiverSource Investments in connection with its services to clients other than the Funds. The relative weighting given to any of the criteria mentioned above depends on a variety of factors including the nature of the transaction, the market on which a particular trade is being executed and the number of broker-dealers making a market in the security to be traded.

Although sales of investment company shares will not be considered in selecting broker-dealers to effect securities transactions, RiverSource Investments offers its investment products through the broker-dealer selling networks and expects that nearly all broker-dealers that effect securities transactions for the investment companies of the Seligman funds will have a relationship with RiverSource Investments or its affiliates to distribute shares of the investment companies or other investment products offered by RiverSource Investments. RiverSource Investments ranks broker-dealers through an internal voting process which considers the services provided by broker-dealers excluding investment company or product sales by that broker-dealer.

In connection with any agency trades, RiverSource Investments determines the reasonableness of the commissions to be paid to a broker-dealer based upon the quality of the brokerage and research services provided, or arranged for, and as a result, may select a broker-dealer whose commission costs may be higher than another would have charged.

RiverSource Investments monitors and evaluates the performance and execution capabilities of broker-dealers through which it places orders and periodically reviews its policy with regard to negotiating commissions or mark-ups for the investment companies of the Seligman funds in light of current market conditions, statistical studies and other available information.

Regular Broker-Dealers

During the year ended December 31, 2008, the Seligman Large-Cap Value Fund did not acquire any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.

Capital Stock and Other Securities

Capital Stock

The Directors of the Series are authorized to issue, create and classify shares of capital stock in separate funds without further action by shareholders. Shares of capital stock of each Fund have a par value of $.001 and are divided into five classes, designated as Class A common stock, Class B common stock, Class C common stock, Class I common stock and Class R common stock (Class D shares will be combined with Class C shares at the close of business on May 16, 2008. Accordingly, thereafter there will exist only five classes of shares). Each share of a Fund’s Class A, Class B, Class C, Class I and Class R common stock is equal as to earnings, assets and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or applicable state law. The Series has adopted a Plan (“Multiclass Plan”) pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Series’ Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. Shares have non-cumulative voting rights for the election of directors. Each outstanding share will be fully paid and non-assessable, and freely transferable. There are no liquidation, conversion or prescriptive rights.

Other Securities

The Series has no authorized securities other than the above-mentioned common stock.

Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Purchase Price. Class A shares of each Fund of the Series may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.

Employee and Family Members. Class A shares of the Funds may be issued without a sales charge to present and former directors, trustees, officers, employees (and their respective family members) of the Funds, the other investment companies in the Seligman Group, and RiverSource Investments and its affiliates. Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales may also be made to employee benefit plans and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by RiverSource Investments or any affiliate. The sales may be made for investment purposes only, and shares may be resold only to the Funds. Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

If you are eligible to purchase Class A shares without a sales charge or qualify for volume discounts, you should inform your financial advisor, financial intermediary or SDC of such eligibility and be prepared to provide proof thereof.

Purchases of Class A shares by a “single person” (as defined below under “Persons Entitled to Reductions”) may be eligible for the following reductions in initial sales charges:

Discounts and Rights of Accumulation. Reduced sales charges will apply if the sum of (i) the current amount being invested by a “single person” in Class A shares of the Fund and in Class A shares of other Seligman mutual funds (excluding Class A shares of the Seligman Cash Management Fund), (ii) the current net asset value of the Class A shares and Class B shares of other Seligman mutual funds already owned by the “single person” other than Seligman Cash Management Fund (except as provided in (iii)) and (iii) the current net asset value of Class A shares of Seligman Cash Management Fund which were acquired by a “single person” through an exchange of Class A shares of another Seligman mutual fund, exceeds the breakpoint discount thresholds for Class A shares described in the prospectus (the “Breakpoint Discounts”).

The value of the shares contemplated by items (ii) and (iii) above (collectively, the “Prior Owned Shares”) will be taken into account only if SDC or the financial intermediary (if you are purchasing through a financial intermediary) is notified that there are holdings eligible for aggregation to meet the applicable Breakpoint Discount thresholds. If you are purchasing shares through a financial intermediary, you should consult with your intermediary to determine what information you will need to provide them in order to receive the Breakpoint Discounts to which you may be entitled. This information may include account records regarding shares eligible for aggregation that are held at any financial intermediary, as well as a social security or tax identification number. You may need to provide this information each time you purchase shares. In addition, certain financial intermediaries may prohibit you from aggregating investments in the Seligman Group if those investments are held in your accounts with a different intermediary or with SDC.

Discounts and rights of accumulation apply with respect to your investments in the Seligman mutual funds only. Any investment that you may have in shares of a RiverSource fund, RiverSource Partners fund or Threadneedle fund will not be aggregated with your investments in the Seligman mutual funds for the purpose of determining eligibility for any Breakpoint Discount or reduced sales charge (this same policy also applies in connection with a letter of intent, as described below).

If you are dealing directly with SDC, you should provide SDC with account information for any shares eligible for aggregation. This information includes account records and a social security or tax identification number. You may need to provide this information each time you purchase shares.

Letter of Intent. A letter of intent allows you to purchase Class A shares over a 13-month period with the benefit of the Breakpoint Discounts discussed in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states that you intend to purchase plus the current net asset value of the Prior Owned Shares. Reduced sales charges may be applied to purchases made within a 13-month period starting from the date of receipt from you of a letter of intent. In connection with such arrangement, a portion of the shares you initially purchase will be held in escrow to provide for any sales charges that might result if you fail to purchase the amount of shares contemplated by the letter of intent assuming your purchases would not otherwise be eligible for Breakpoint Discounts. These shares will be released upon completion of the purchases contemplated by the letter of intent. In the event you do not fulfill your obligations and the amount of any outstanding sales charge is greater than the value of the shares in escrow, you will be required to pay the difference. If the amount of the outstanding sales charge is less than the value of the shares in escrow, you will receive any shares remaining in escrow after shares with a value equal to the amount of the outstanding sales charge are redeemed by the transfer agent.

Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares in an account held by a “single person.” A “single person” includes an individual; members of a family unit, comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are also considered “single persons” for this purpose. The uniform criteria are as follows:

1. Employees must authorize the employer, if requested by the Series, to receive in bulk and to distribute to each participant on a timely basis the Series Prospectuses, reports, and other shareholder communications.

2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Series 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to “eligible employee benefit plans,” except that the Series may sell shares at net asset value to “eligible employee benefit plans” which have at least $2 million in plan assets at the time of investment in the Funds, but in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination. “Eligible employee benefit plan” means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Series’ shares. Sales to eligible employee benefit plans are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. However, Section 403(b) plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or number of eligible employees.

Sales to eligible employee benefit plans must be made in connection with a payroll deduction system or plan funding or other systems acceptable to SDC, the Funds’ shareholder servicing agent. Contributions or account information for plan participation also should be transmitted to SDC by methods which it accepts. Additional information about “eligible employee benefit plans” is available from financial advisors or the distributor.

Ascensus (formerly, BISYS) Plans. Plans that (i) own Class B shares of any Seligman mutual fund and (ii) participate in Seligman Growth 401(k) through Ascensus’ third-party administration platform may, with new contributions, purchase Class A shares at net asset value. Class A shares purchased at net asset value are subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1)	to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Series’ shares;

(2)	to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3)	to registered representatives and employees (and their spouses and minor children) of any dealer or bank that has a sales agreement with the distributor;

(4)	to financial institution trust departments;

(5)	to registered investment advisers exercising discretionary investment authority with respect to the purchase of Series’ shares;

(6)	to accounts of financial institutions or authorized dealers or investment advisors that charge account management fees, provided RiverSource Investments or one of its affiliates has entered into an agreement with respect to such accounts;

(7)	pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Series;

(8)	to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors, or pursuant to a “fund of funds” arrangement in the Seligman funds;

(9)	to certain “eligible employee benefit plans” as discussed above;

(10)	to those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by RiverSource Investments, or to their directors or trustees;

(11)	in connection with sales pursuant to a retirement plan alliance program which has a written agreement with Seligman Advisors; and

(12)	to participants in retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 401(k), 403(b), or 457 of the Internal Revenue Code and “rabbi trusts”, for which Charles Schwab & Co., Inc. or an affiliate acts as broker-dealer, trustee, or recordkeeper.

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge due to a purchase of $1,000,000 or more, alone or through a volume discount, Right of Accumulation or letter of intent, are subject to a CDSC of 1% on redemptions of such shares within 18 months of purchase. Employee benefit plans eligible for net asset value sales may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within 18 months prior to plan termination, except that any such plan that is or was a separate account client of the investment manager at the time of initial investment in a Seligman mutual fund (or within the prior 30 days) will not be subject to a CDSC on redemption of any shares. Other available reductions will not be subject to a 1% CDSC. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e., pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an 18-month period, Morgan Stanley Dean Witter will reimburse the distributor a pro rata portion of the fee it received from the distributor at the time of sale of such shares.

See “CDSC Waivers” below for other waivers which may be applicable to Class A shares.

Class B

Class B shares of each Fund of the Series may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class B shares are subject to a CDSC if the shares are redeemed within six years of purchase at rates set forth in the table below, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Years Since Purchase	CDSC
Less than 1 year	5%
1 year or more but less than 2 years	4%
2 years or more but less than 3 years	3%
3 years or more but less than 4 years	3%
4 years or more but less than 5 years	2%
5 years or more but less than 6 years	1%
6 years or more	0%

Approximately eight years after purchase, Class B shares will convert automatically to Class A shares. Shares purchased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned.

Conversion occurs during the month which precedes the eighth anniversary of the purchase date. If Class B shares of a Fund are exchanged for Class B shares of another Seligman mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period of the shares exchanged will be tacked onto the holding period of the shares acquired. Class B shareholders of each Fund exercising the exchange privilege will continue to be subject to such Fund’s CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the new Class B shares. In addition, Class B shares of each Fund acquired by exchange will be subject to such Fund’s CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the Class B shares of the Seligman mutual fund from which the exchange has been made.

Class C

Class C shares may be purchased at a price equal to the next determined net asset value without an initial sales charge. However, Class C shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class C shares do not convert to Class A shares.

Class R

Class R shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class R shares are subject to a CDSC of 1% if the shares are redeemed within one year of the plan’s initial purchase of Class R shares, charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class R shares do not convert to Class A shares.

Systematic Withdrawals. Class B, Class C and Class R shareholders of each Fund who reinvest both their dividends and capital gain distributions to purchase additional shares of each Fund, respectively, may use the Fund’s Systematic Withdrawal Plan to withdraw up to 12%, 10% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class B, Class C and Class R shares of each Fund of the Series (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1)	on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)

in connection with (1) distributions from retirement plans qualified under Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, loans, retirement, or separation of service), (2) distributions from a custodial account under Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, or minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3)	in whole or in part, in connection with shares sold to current and retired Directors of the Series;

(4)	in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)	in whole or in part, in connection with systematic withdrawals;

(6)	in connection with participation in the Merrill Lynch Small Market 401(k) Program, retirement programs administered or serviced by the Princeton Retirement Group, Paychex, ADP Retirement Services, Hartford Securities Distribution Company, Inc., or NYLIM Service Company LLC, or retirement programs or accounts administered or serviced by Mercer HR Services, LLC or its affiliates; or retirement programs or accounts administered or serviced by firms that have a written agreement with the distributor that contemplates a waiver of CDSCs;

(7)	on incidental redemptions to cover administrative expenses (such expenses include, but are not limited to, trustee fees, wire fees or courier fees) not to exceed $25.00 per occurrence;

(8)	on redemptions of shares initially purchased by an eligible employee benefit plan that are not in connection with a plan-level termination; and

(9)	on any redemption of Class A shares that are purchased by an eligible employee benefit plan that is a separate account client of the investment manager at the time of initial investment (or within the prior 30 days) in a Seligman mutual fund.

If, with respect to a redemption of any Class A, Class B, Class C or Class R shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to the distributor promptly upon notice, an amount equal to the payment or a portion of the payment made by the distributor at the time of sale of such shares.

Class I

Class I shares may be purchased at a price equal to the next determined net asset value. Class I shares are not subject to any initial or contingent deferred sales charges or distribution expense. This Class, however, is only offered to certain types of investors. Persons who are eligible to purchase Class I shares of the Funds are described in the Prospectus for the Class I shares. Unlike Class B shares, Class I shares do not convert to Class A shares.

Payment in Securities. In addition to cash, the Funds may accept securities in payment for their shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge). Generally, a Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if RiverSource Investments determines that the offered securities are a suitable investment for the Funds and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Series would not accept securities with a value of less than $100,000 per issue in payment for shares. The Funds may reject in whole or in part offers to pay for a Fund’s shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for a Fund’s shares at any time without notice. The Funds will not accept restricted securities in payment for shares. The Funds will value accepted securities in the manner provided for valuing portfolio securities of the Series. Any securities accepted by the Funds in payment for a Fund’s shares will have an active and substantial market and have a value which is readily ascertainable.

Fund Reorganizations

Class A shares of each Fund of the Series may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of a Fund’s shares if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.

Offering Price

When you buy or sell shares of each Fund, you do so at the Class’s net asset value (“NAV”) next calculated after Seligman Advisors or SDC accepts your request. However, in some cases, the Series has authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of the Funds. In such instances, customer orders will be priced at the Class’s NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request. Any applicable sales charge will be added to the purchase price for Class A shares.

NAV per share of each class of a Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. NAV per share for a class of a Fund is computed by dividing such class’s share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of a Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV. The NAV of Class B, Class C and Class R shares will generally be lower than the NAV of Class A shares as a result of the higher 12b-1 fees with respect to such shares, which in turn will be lower than the NAV of Class I shares, which have no 12b-1 fee and which may have lower other expenses.

Generally, portfolio securities, including open short positions and options written, are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Securities traded on an over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. Based on policies approved by the Board, securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by RiverSource Investments based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. In addition, fair value pricing may also be utilized, in accordance with procedures approved by the Board of Directors in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts or extreme market volatility. Short-term obligations with 60 days or less remaining to maturity are generally valued at current market quotations or amortized cost if RiverSource Investments believes it approximates fair value. Short-term obligations with more than 60 days remaining to maturity will be valued at current market value until the sixtieth day prior to maturity, and will then be valued as described above for short-term obligations maturing in 60 days or less. Premiums received on the sale of call options will be included in the net asset value, and the current market value of the options sold by the Fund will be subtracted from its net asset value.

For purposes of determining the net asset value per share of each Fund, all assets and liabilities initially expressed in foreign currencies will be converted into US dollars on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

Specimen Price Make-Up

Under the current distribution arrangements between the Series and the distributor, Class A shares are sold with a maximum initial sales charge of 5.75% and Class B, Class C, Class I and Class R shares are sold at NAV(1). Using each Class’s NAV at December 31, 2008, the maximum offering price of each Fund’s shares is as follows:

	Large-Cap Value Fund	Smaller-Cap Value Fund
Class A
Net asset value per share	$	$

Maximum initial sales charge (5.75% of offering price)

Offering price to public	$	$

Class B
Net asset value and offering price per share(1)	$	$

Class C
Net asset value and offering price per share(1)	$	$

Class I
Net asset value and offering price per share	$	$

Class R
Net asset value and offering price per share (1)	$	$

(1)	Class B shares are subject to a CDSC declining from 5% in the first year after purchase to 0% after six years. Class C shares and Class D shares are subject to a 1% CDSC if you redeem your shares within one year of purchase. Class R shares are subject to a 1% CDSC on shares redeemed within 1 year of purchase of a retirement plan’s initial purchase.

Redemption in Kind

The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectuses. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if: (i) the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE; (ii) during periods of emergency which make the disposal by the Funds of their shares impracticable or it is not reasonably practicable for the Funds to fairly determine the value of their respective net assets; or (iii) such other periods as ordered by the SEC for the protection of the Funds’ shareholders. Under these circumstances, redemption proceeds may be made in securities (i.e., a redemption in kind). If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

Anti-Money Laundering

As part of the Funds’ responsibility for the prevention of money laundering, you may be required by the Funds, RiverSource Investments, the distributor or SDC or their respective service providers to provide additional information, including information needed to verify the source of funds used to purchase shares and your identity or the identity of any underlying beneficial owners of your shares. In the event of delay or failure by you to produce any requested information, the Funds, the distributor or SDC or their service providers may refuse to accept a subscription or, to the extent permitted or required by applicable law, cause a complete redemption of your shares from the Funds. The Funds, by written notice to you, may suspend payment to you of any proceeds or distributions if the Funds, the distributor or SDC or their service providers reasonably deem it necessary to do so in order to comply with applicable laws and regulations, including any anti-money laundering laws and regulations applicable to the Funds, RiverSource Investments, the distributor or SDC or their respective service providers.

Arrangements Permitting Frequent Trading of Fund Shares

The Series has no arrangements with any person to permit frequent trading of Fund shares.

Taxation of the Series

Each Fund is qualified and intends to continue to qualify for tax treatment as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, each Fund will not be subject to federal income taxes on its investment company taxable income and net capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its investment company taxable income (which includes net short-term capital gains) is distributed to shareholders each year.

Qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Funds must meet to qualify for such treatment. The information set forth in the Prospectuses and the following discussion relate solely to the US federal income taxes on dividends and distributions by the Funds and assumes that each Fund qualifies as a regulated investment company.

Dividends from net investment income (other than “qualified dividend income”) and distributions from the excess of net short-term capital gains over net long-term capital losses are taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. For taxable years beginning before January 1, 2011, dividends from qualified dividend income will be taxed at a reduced rate to individuals of generally 15% (5% for individuals in lower tax brackets). Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (generally foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). The amount of dividend income that may be designated as “qualified dividend income” by the Funds will generally be limited to the aggregate of the eligible dividends received by the Funds. In addition, the Funds must meet certain holding period requirements with respect to the shares on which the Funds received the eligible dividends, and the non-corporate US shareholder must meet certain holding period requirements with respect to each Fund’s shares. To the extent designated as derived from the Funds’ dividend income that would be eligible for the dividends received deduction if the Funds were not a regulated investment company, distributions are eligible, subject to certain restrictions, for the 70% dividends received deduction for corporations.

If for any year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. Such distributions will generally be taxable to the shareholders as qualified dividend income and generally will be eligible for the dividends received deduction in the case of corporate shareholders.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term capital losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder. Non-corporate US shareholders will be subject to federal income tax on distributions of net capital gains at a maximum rate of 15% if designated as derived from the Fund’s capital gains from property held for more than one year and recognized in the taxable years beginning before January 1, 2011. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Such distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by the Series will generally be treated for federal income tax purposes as having received a distribution in an amount equal to the cash that could have been elected to be received instead of the additional shares.

[At December 31, 2008, the Seligman Large-Cap Value Fund had a net capital loss carryforward for federal income tax purposes of $2,329,806, expiring in 2011, which is available for offset against future taxable net capital gains. Accordingly, no capital gain distributions are expected to be paid to shareholders of this Fund until net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires. During the year ended December 31, 2008, the Seligman Large-Cap Value utilized $16,925,277 of prior year’s capital loss carryforwards to offset current year’s net capital gains. In addition, from November 1, 2007 through December 31, 2008, the Large-Cap Value Fund incurred $322,749 of net realized capital losses. As permitted by tax regulations, the Large-Cap Value Fund intends to elect to defer these losses and treat them as arising in the year ended December 31, 2008. These losses will be available to offset future taxable net gains.]

Dividends and capital gains distributions declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by each Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

Any gain or loss realized upon a sale or redemption of shares in each Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Long-term capital gain of a non-corporate US shareholder that is recognized in a taxable year beginning before January 1, 2011 is generally taxed at a maximum rate of 15% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less (after taking into account certain hedging transactions), any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of each Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of such Fund.

In determining gain or loss on shares of each Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the exchange or reinstatement options offered by the Series. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder’s tax basis in the shares acquired pursuant to the exchange or reinstatement options.

Each Fund is subject to a 4% nondeductible excise tax on the under-distribution of amounts required to be paid pursuant to a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund’s ordinary income for the calendar year, at least 98% of its net capital gain income realized during the one-year period ending on October 31 during such year, and all ordinary income and net capital gain income for prior years that was not previously distributed. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary income and net capital gain income prior to the end of each calendar year to avoid liability for the excise tax.

Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the Series is required to withhold and remit to the US Treasury Department a portion of distributions and other reportable payments to the shareholder. Shareholders should be aware that, under regulations promulgated by the US Treasury Department, the Series may be fined on an annual basis for each account for which a certified taxpayer identification number (social security number for individuals) is not provided. In the event that such a fine is imposed, the Series may charge a service fee equal to such fine that may be deducted from the shareholder’s account and offset against any of its undistributed dividends and capital gain distributions. The Series also reserves the right to close any account which does not have a certified taxpayer identification number or social security number, as applicable.

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”) depends on whether the income from a Fund is “effectively connected” with a US trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a US trade or business carried on by a foreign shareholder, ordinary income dividends paid to such foreign shareholders generally will be subject to a 30% US withholding tax under existing provisions of the Internal Revenue Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty or law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the US withholding tax.

If the income from a Fund is effectively connected with a US trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of a Fund will be subject to US federal income tax at the graduated rates applicable to US citizens or domestic corporations, and foreign corporate holders may also be subject to a branch profit tax. In the case of foreign non-corporate shareholders, the Funds may be required to backup withhold US federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Funds with proper notification of their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes. Transfers by gift of shares of a Fund by an individual foreign shareholder will not be subject to US federal gift tax, but the value of shares of a Fund held by such a shareholder at his death will generally be includible in his gross estate for US federal estate tax purposes, subject to any applicable estate tax treaty.

Shareholders are urged to consult their tax advisors concerning the effect of federal income and state and local taxes in their individual circumstances.

Underwriters

Distribution of Securities

The Series and the distributor are parties to a Distributing Agreement dated March 20, 1997 under which the distributor acts as the exclusive agent for distribution of shares of the Series. The distributor accepts orders for the purchase of the Series’ shares, which are offered continuously. As general distributor of the Series’ shares, the distributor allows reallowances to all dealers on sales of Class A shares, as set forth above under “Dealer Reallowances” and, prior to June 4, 2007, Class C shares. The distributor retains the balance of sales charges and any CDSCs paid by investors.

Total initial sales charges paid by shareholders of Class A shares and (only through June 3, 2007) Class C shares of the Seligman Large-Cap Value Fund for the years ended December 31, 2008, 2007 and 2006, amounted to $            , $67,382 and $77,295, respectively, of which $            , $8,773 and $8,778, respectively, was retained by the distributor. Any sales charges on Class C shares would relate to purchases prior to June 4, 2007.

Total initial sales charges paid by shareholders of Class A shares and (only through June 3, 2007) Class C shares of the Seligman Smaller-Cap Value Fund for the years ended December 31, 2008, 2007 and 2006 amounted to $            , $65,218 $117,204, respectively, of which $            , $8,361 and $13,649, respectively, was retained by the distributor. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares of either Fund. Any sales charges on Class C shares would relate to purchases prior to June 4, 2007.

Compensation

The distributor, which is an affiliated person of RiverSource Investments, which is an affiliated person of the Series, received the following commissions and other compensation from each Fund during its year ended December 31, 2008:

Fund	Net Underwriting Discounts and Commissions (Class A Sales Charges Retained)	Compensation on Redemptions and Repurchases (CDSC on Class A, Class C and Class R Shares Retained)(1)	Brokerage Commissions	Other Compensation(2)
Large-Cap Value	$	$	$-0-	$

Smaller-Cap Value			-0-

(1)	Includes CDSC retained in respect of Class D shares which converted to Class C shares. The distributor has sold its rights to collect a substantial portion of the distribution fees paid by each Fund in respect of Class B shares and any CDSC imposed on redemptions of Class B shares to the Purchasers in connection with an arrangement discussed above under “Rule 12b-1 Plan.”
(2)	During the fiscal year ended December 31, 2008, the distributor received distribution and service fees in respect of Class B, Class C, Class D shares and Class R shares pursuant to the Fund’s Rule 12b-1 Plan. These amounts and the arrangements pursuant to which such compensation is paid are detailed above under the discussion “Rule 12b-1 Plan.”

Other Payments

The distributor pays authorized dealers and investment advisors, from its own resources, a fee on purchases of Class A shares of the Seligman mutual funds (other than Seligman TargetHorizon ETF Portfolios, Inc. (the “TargETFunds”) and Seligman Cash Management Fund, Inc. (the “Cash Fund”)) of $1,000,000 or more (“NAV sales”), calculated as follows:

Amount of Purchase	Payment to Dealer (as a % of NAV sales)
$1,000,000 - $3,999,999	1.00%
$4,000,000 - $24,999,999	0.50%
$25,000,000 or more	0.25%

With respect to purchases of Class A shares of the TargETFunds, Seligman Advisors shall pay authorized dealers or investment advisors 0.25% on NAV sales attributable to such funds. Assets exchanged from the TargETFunds to another Seligman mutual fund are not eligible for the fees described above. Class A shares representing only an initial purchase of the Cash Fund are not eligible for the fees described above; however, such shares will become eligible for the applicable fee once they are exchanged for Class A shares of another Seligman mutual fund. The calculation of the fee will be based on assets held by a “single person,” including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated with purchases made on behalf of any other fiduciary or individual account.

The distributor also pays authorized dealers and investment advisors, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an “eligible employee benefit plan” that are attributable to the particular authorized dealer or investment advisor. The shares eligible for the applicable fee described below are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has, for accounts opened prior to January 7, 2008, at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available or, for accounts opened on or after January 7, 2008, at least $2 million in plan assets at the time of investment in the Fund. The payment schedule, for each calendar year, in respect of the Seligman mutual funds (other than the TargETFunds and the Cash Fund) is as follows:

Amount of Purchase	Payment to Dealer (as a % of NAV sales)
Sales up to but not including $4,000,000	1.00%
$4,000,000 - $24,999,999	0.50%
$25,000,000 or more	0.25%

The payment is based on cumulative sales for each plan during a single calendar year, or portion thereof. Assets exchanged from the TargETFunds to another Seligman mutual fund are not eligible for the fees described above. Class A shares representing only an initial purchase of the Cash Fund are not eligible for the fees described above; however, such shares will become eligible for the applicable fee once they are exchanged for Class A shares of another Seligman mutual fund. The payment schedule, for each calendar year, in respect of the TargETFunds is 0.25% of sales. These fees in respect of eligible employee benefit plans and the fees on NAV sales described above are not duplicative (i.e., the fee is paid one time to authorized dealers or investment advisors for each purchase of Class A shares of $1,000,000 or more participating in an eligible employee benefit plan).

With respect to the fees relating to eligible employee benefit plans and NAV sales (each as described above), no fees shall be payable on any assets invested in either Fund by an eligible employee benefit plan that is a separate account client of the investment manager at the time of initial investment (or within the prior 30 days) in the Funds.

The fees described above under “Other Payments” relate only to purchases of Class A shares of the Seligman mutual funds. Purchases of shares of RiverSource funds, RiverSource Partners funds and Threadneedle funds will not be aggregated with purchases of shares of the Seligman mutual funds for purposes of the fees described above.

Payments to Financial Institutions

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the funds) to financial institutions, including inter-company allocation of resources or payment to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the funds. These payments and intercompany allocations (collectively, “payments”) do not change the price paid by investors and fund shareholders for the purchase or ownership of shares of the funds, and these payments are not reflected in the fees and expenses of the funds, as they are not paid by the funds. These payments are in addition to fees paid by the funds to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the funds to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the funds.

These payments are typically made pursuant to an agreement between the distributor and the financial institution, and are typically made in support of marketing and sales support efforts or program and shareholder servicing, as further described below. These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of or in addition to these asset-based fees as compensation for including or maintaining funds on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges — fees that a financial institution charges its representatives for effecting transactions in the funds. The amount of payment varies by financial institution, and often is significant. In addition, the amount of payments may differ based upon the type of fund sold or maintained; for instance, the amount of payments for an equity fund may differ from payments for a money-market or fixed income fund. Asset-based payments generally will be made in a range of up to 0.25% of assets or 0.25% of sales or some combination thereof. Exceptions to these general ranges will be considered on a case-by-case basis. Flat fees or annual minimum fees required by a financial institution in addition to such asset-based fees, are considered on a case-by-case basis.

Program and Shareholder Servicing

Payments may be made in support of recordkeeping, reporting, transaction processing, and other plan administration services provided by a financial institution to or through retirement plans, 529 plans, Health Savings Account plans, or other plans or fee-based advisory programs but may also be made in support of certain retail advisory programs, including wrap programs. A financial institution may perform program services itself or may arrange with a third party to perform program services. These payments may also include services rendered in connection with fund selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

Other Payments

The distributor and its affiliates may separately pay financial institutions in order to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other financial institution employees, client and investor events and other financial institution-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. The amount of these payments varies depending upon the nature of the event. The distributor and its affiliates make payments for such events as they deem appropriate, subject to internal guidelines and applicable law. From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payment to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

Financial Institution Arrangements

The financial institution through which you are purchasing or own shares of funds has been authorized directly or indirectly by the distributor to sell funds and/or to provide services to you as a shareholder of funds. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares.

If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of funds, please contact your financial institution.

Calculation of Performance Data

The Funds may quote performance data in various ways. All performance information supplied by the Fund in advertising is historical and past performance is not indicative of future investment results. The rate of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost.

Performance Calculations

Performance quoted in advertising reflects any change in price per share, assumes the reinvestment of dividends and capital gain distributions, if any, and may or may not include the effect of a Class’s maximum initial sales charge and/or CDSC, as applicable. Such performance may be quoted as a percentage or as a dollar amount, may be calculated over any time period and may be presented in a table, graph or similar illustration. Excluding applicable sales charges from a performance calculation produces a higher performance figure than if such sales charges were included in the calculation.

Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $50,000 is 5.75%. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Funds’ Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred.

Average annual total returns are calculated by determining the growth or decline in the value of a hypothetical $1,000 investment in the Funds over a stated period, and then calculating the annual rate required for this hypothetical investment to grow to the amount that would have been received upon a redemption at the end of such period (i.e., the average annual compound rate of return). Average annual total returns include any applicable maximum initial sales charge or CDSC.

Cumulative total returns reflect the simple change in the value of a hypothetical investment in the Funds over a stated period. The cumulative total returns for each Class of shares of the Funds shown below are calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified; subtracting the maximum initial sales charge for Class A shares; determining total value of all dividends and distributions, if any, that would have been paid during the period on such shares assuming that each dividend or distribution was reinvested in additional shares at net asset value; calculating the total value of the investment at the end of the period; subtracting the CDSC on Class B, Class C, Class I and Class R shares, if applicable; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its total value at the end of the period by the amount of the hypothetical initial investment. Ten year returns for Class B shares reflect automatic conversion to Class A shares approximately eight years after their date of purchase.

No adjustments have been made for any income taxes payable by investors on dividends or gain distributions or on the redemption of shares.

Historical Investment Results

Class A

The average annual total returns for Class A shares of the Seligman Large-Cap Value Fund for the one-, five- and ten-year periods ended December 31, 2008 were             %,             % and             %, respectively. The average annual total returns for Class A shares of the Seligman Smaller-Cap Value Fund for the one-, five- and ten-year periods ended December 31, 2008 were             %,             % and             %, respectively. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class A shares of a Fund, subtracting the maximum initial sales charge of 5.75% of the public offering price and assuming that all of the dividends and capital gain distributions paid by each Fund’s Class A shares, if any, were reinvested over the relevant time periods. It was then assumed that at the end of the one-, five- and ten-year periods, the entire amounts were redeemed. The average annual total returns were then calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon such redemption (i.e., the average annual compound rate of return).

The cumulative total returns for Class A shares of the Seligman Large-Cap Value Fund and the Seligman Smaller-Cap Value Fund for the ten-year period ended December 31, 2008 were             % and             %, respectively.

Thus, a $1,000 investment in Class A shares of the Seligman Large-Cap Value Fund and the Seligman Smaller-Cap Value Fund made on December 31, 1998 had a value on December 31, 2008 of $            and $            , respectively.

Class B

The average annual total returns for Class B shares of the Seligman Large-Cap Value Fund for the one-, five- and ten-year periods ended December 31, 2008 were             %,             % and             %, respectively. The average annual total returns for Class B shares of the Seligman Smaller-Cap Value Fund for the one-, five- and ten-year periods ended December 31, 2008 were             %,             % and             %, respectively. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class B shares of a Fund and that all of the dividends and capital gain distributions paid by each Fund’s Class B shares, if any, were reinvested over the relevant time periods. Return from inception reflects automatic conversion to Class A shares approximately eight years after inception date. It was then assumed that at the end of the one-, five- and ten-year periods, the entire amounts were redeemed, subtracting the applicable CDSC. The average annual total returns were then calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon such redemption (i.e., the average annual compound rate of return).

The cumulative total returns for Class B shares of the Seligman Large-Cap Value Fund and the Seligman Smaller-Cap Value Fund for the ten-year period ended December 31, 2008 were             % and             %, respectively. Thus, a $1,000 investment in Class B shares of the Seligman Large-Cap Value Fund and the Seligman Smaller-Cap Value Fund made on December 31, 1998 had a value on December 31, 2008 of $            and $            , respectively.

Class C

The average annual total returns for Class C shares of the Seligman Large-Cap Value Fund for the one- and five-year periods ended December 31, 2008 and for the period from May 27, 1999 (commencement of offering of Class C shares) through December 31, 2008 were             %,             % and             %, respectively. The average annual total returns for Class C shares of the Seligman Smaller-Cap Value Fund for the one- and five-year periods ended December 31, 2008 and for the period from May 27, 1999 (commencement of offering of Class C shares) through December 31, 2008 were             %,             % and             %, respectively. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class C shares of a Fund and assuming that all of the dividends and capital gain distributions paid by each Fund’s Class C shares, if any, were reinvested over the relevant time periods. It was then assumed that at the end of the one- and five-year periods and the period since inception, the entire amounts were redeemed, subtracting the 1% CDSC, if applicable. The average annual total returns were then calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon such redemption (i.e., the average annual compound rate of return).

The cumulative total returns for on Class C shares of the Seligman Large-Cap Value Fund and the Seligman Smaller-Cap Value Fund for the period from May 27, 1999 (commencement of offering of Class C shares) through December 31, 2008 were             % and             %, respectively. Thus, a $1,000 investment in Class C shares of the Seligman Large-Cap Value Fund and the Seligman Smaller-Cap Value Fund made on May 27, 1999 had a value on December 31, 2008 of $            and $            , respectively.

Class I

The average annual total returns for the Class I shares of the Seligman Large-Cap Value Fund for the one- and five-year periods ended December 31, 2008 and for the period November 30, 2001 (commencement of the offering of Class I shares) through December 31, 2008 were             %,             % and             %, respectively. The average annual total returns for the Class I shares of the Seligman Smaller–Cap Value Fund for the one- and five-year periods ended December 31, 2008 and for the period November 30, 2001 (commencement of the offering of Class I shares) through December 31, 2008 were             %,             % and             %, respectively. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class I shares of a Fund and that all of the dividends and capital gain distributions paid by each Fund’s Class I shares, if any, were reinvested over the relevant time periods. It was then assumed that at the end of the one- and five-year periods and the period since inception, the entire amounts were redeemed. The average annual total returns were then calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon such redemption (i.e., the average annual compound rate of return).

The cumulative total returns for Class I shares of the Seligman Large-Cap Value Fund and Seligman Smaller-Cap Value Fund for the period November 30, 2001 (commencement of offering of Class I shares) through December 31, 2008 were             % and             %, respectively. Thus, a $1,000 investment in Class I shares of the Seligman Large-Cap Value Fund and the Seligman Smaller-Cap Value Fund made on November 30, 2001 had a value on December 31, 2008 of $            and $            , respectively.

Class R

The average annual total returns for the Class R shares of the Seligman Large-Cap Value Fund for the one- and five-year periods ended December 31, 2008 and for the period April 30, 2003 (commencement of the offering of Class R shares) through December 31, 2008 were             %,             % and             %, respectively. The average annual total returns for the Class R shares of the Seligman Smaller–Cap Value Fund for the one- and five-year periods ended December 31, 2008 and for the period April 30, 2003 (commencement of the offering of Class R shares) through December 31, 2008 were             %,             % and             %, respectively. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class R shares of a Fund and that all of the dividends and capital gain distributions paid by each Fund’s Class R shares, if any, were reinvested over the relevant time periods. It was then assumed that at the end of the one- and 5-year periods and the period from inception, the entire amounts were redeemed. The average annual total returns were then calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon such redemption (i.e., the average annual compound rate of return).

The cumulative total returns for Class R shares of the Seligman Large-Cap Value Fund and Seligman Smaller-Cap Value Fund for the period April 30, 2003 (commencement of offering of Class R shares) through December 31, 2008 were             % and             %, respectively. Thus, a $1,000 investment in Class R shares of the Seligman Large-Cap Value Fund and the Seligman Smaller-Cap Value Fund made on April 30, 2003 had a value on December 31, 2008 of $            and $            , respectively.

Financial Statements

The Series’ Annual Report to Shareholders for the year ended December 31, 2008 contains a portfolio of investments as of December 31, 2008, as well as certain other financial information as of this date. The financial statements and notes included in the Series’ Annual Report, which include the Report of Independent Registered Public Accounting Firm thereon, are incorporated herein by reference. The Annual Report will be furnished without charge to investors who request copies of this SAI.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendant’s motion to dismiss the complaint, the Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds’ Board of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies then managed by Seligman (the “Seligman Funds”); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (“NYAG”).

In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors (the principal underwriter of the Seligman Funds) relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit.

Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, each of Seligman, RiverSource Investments and their affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies, including those funds in the RiverSource complex of funds.

Neither Seligman nor RiverSource Investments believes that the foregoing legal action or other possible actions will have a material adverse impact on Seligman, RiverSource Investments or their current and former clients, including the Seligman Funds and other investment companies managed RiverSource; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

General Information

Custodian. State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105, serves as custodian of the Series. It also maintains, under the general supervision of RiverSource Investments, the accounting records and determines the net asset value for each Fund of the Series.

Administrative Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds, as well as the Seligman funds. These services include administrative, accounting, treasury, and other services.

Board Services Corporation. The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services’ responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each independent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has been selected as auditors of the Series. Their address is Two World Financial Center, New York, New York 10281.

The Seligman Funds*	Appendix A

Seligman Asset Allocation Series, Inc.	Seligman Municipal Series Trust
Seligman Asset Allocation Aggressive Growth Fund	Seligman California Municipal High-Yield Series
Seligman Asset Allocation Balanced Fund	Seligman California Municipal Quality Series
Seligman Asset Allocation Growth Fund	Seligman Florida Municipal Series
Seligman Asset Allocation Moderate Growth Fund	Seligman North Carolina Municipal Series
Seligman Capital Fund, Inc.	Seligman New Jersey Municipal Fund, Inc.
Seligman Cash Management Fund, Inc.	Seligman Pennsylvania Municipal Fund Series
Seligman Common Stock Fund, Inc.	Seligman Portfolios, Inc.
Seligman Communications and Information Fund, Inc.	Seligman Capital Portfolio
Seligman Core Fixed Income Fund, Inc.	Seligman Cash Management Portfolio
Seligman Frontier Fund, Inc.	Seligman Common Stock Portfolio
Seligman Global Fund Series, Inc.	Seligman Communications and Information Portfolio
Seligman Emerging Markets Fund	Seligman Global Technology Portfolio
Seligman Global Smaller Companies Fund	Seligman International Growth Portfolio
Seligman Global Growth Fund	Seligman Investment Grade Fixed Income Portfolio
Seligman Global Technology Fund	Seligman Large-Cap Value Portfolio
Seligman International Growth Fund	Seligman Smaller-Cap Value Portfolio
Seligman Growth Fund, Inc.	Seligman TargetHorizon ETF Portfolios, Inc.
Seligman High Income Fund Series	Seligman TargETFund 2045
Seligman U.S. Government Securities Fund	Seligman TargETFund 2035
Seligman High-Yield Fund	Seligman TargETFund 2025
Seligman Income and Growth Fund, Inc.	Seligman TargETFund 2015
Seligman LaSalle International Real Estate Fund, Inc.	Seligman TargETFund Core
Seligman LaSalle Real Estate Fund Series, Inc.	Seligman Value Fund Series, Inc.
Seligman LaSalle Global Real Estate Fund	Seligman Large-Cap Value Fund
Seligman LaSalle Monthly Dividend Real Estate Fund	Seligman Smaller-Cap Value Fund
Seligman Municipal Fund Series, Inc.	Tri-Continental Corporation
Seligman National Municipal Class
Seligman Colorado Municipal Class
Seligman Georgia Municipal Class
Seligman Louisiana Municipal Class
Seligman Maryland Municipal Class
Seligman Massachusetts Municipal Class
Seligman Michigan Municipal Class
Seligman Minnesota Municipal Class
Seligman Missouri Municipal Class
Seligman New York Municipal Class
Seligman Ohio Municipal Class
Seligman Oregon Municipal Class
Seligman South Carolina Municipal Class

*	Cannot be exchanged with any RiverSource fund, RiverSource Partners fund or Threadneedle fund.

The RiverSource Complex of Funds*	Appendix B

RiverSource Bond Series, Inc.

RiverSource Floating Rate Fund

RiverSource Income Opportunities Fund

RiverSource Inflation Protected Securities Fund

RiverSource Limited Duration Bond Fund

RiverSource California Tax-Exempt Trust

RiverSource California Tax-Exempt Fund

RiverSource Dimensions Series, Inc.

RiverSource Disciplined Small and Mid Cap Equity Fund

RiverSource Disciplined Small Cap Value Fund

RiverSource Diversified Income Series, Inc.

RiverSource Diversified Bond Fund

RiverSource Equity Series, Inc.

RiverSource Mid Cap Growth Fund

RiverSource Global Series, Inc.

RiverSource Absolute Return Currency and Income Fund

RiverSource Emerging Markets Bond Fund

RiverSource Global Bond Fund

RiverSource Global Technology Fund

Threadneedle Emerging Markets Fund

Threadneedle Global Equity Fund

RiverSource Government Income Series, Inc.

RiverSource Short Duration U.S. Government Fund

RiverSource U.S. Government Mortgage Fund

RiverSource High Yield Income Series, Inc.

RiverSource High Yield Bond Fund

RiverSource Income Series, Inc.

RiverSource Income Builder Basic Income Fund

RiverSource Income Builder Enhanced Income Fund

RiverSource Income Builder Moderate Income Fund

RiverSource International Managers Series, Inc.

RiverSource Partners International Select Growth Fund

RiverSource Partners International Select Value Fund

RiverSource Partners International Small Cap Fund

RiverSource International Series, Inc.

RiverSource Disciplined International Equity Fund

Threadneedle European Equity Fund

Threadneedle Global Equity Income Fund

Threadneedle Global Extended Alpha Fund

Threadneedle International Opportunity Fund

RiverSource Investment Series, Inc.

RiverSource Balanced Fund

RiverSource Disciplined Large Cap Growth Fund

RiverSource Diversified Equity Income Fund

RiverSource Disciplined Large Cap Value Fund

RiverSource Mid Cap Value Fund

RiverSource Large Cap Series, Inc.

RiverSource Disciplined Equity Fund

RiverSource Growth Fund

RiverSource Large Cap Equity Fund

RiverSource Large Cap Value Fund

RiverSource Managers Series, Inc.

RiverSource Partners Aggressive Growth Fund

RiverSource Partners Fundamental Value Fund

RiverSource Partners Select Value Fund

RiverSource Partners Small Cap Equity Fund

RiverSource Partners Small Cap Value Fund

RiverSource Market Advantage Series, Inc.

RiverSource Portfolio Builder Aggressive Fund

RiverSource Portfolio Builder Conservative Fund

RiverSource Portfolio Builder Moderate Aggressive Fund

RiverSource Portfolio Builder Moderate Conservative Fund

RiverSource Portfolio Builder Moderate Fund

RiverSource Portfolio Builder Total Equity Fund

RiverSource S&P 500 Index Fund

RiverSource Small Company Index Fund

RiverSource Money Market Series, Inc.

RiverSource Cash Management Fund

RiverSource Sector Series, Inc.

RiverSource Dividend Opportunity Fund

RiverSource Real Estate Fund

RiverSource Selected Series, Inc.

RiverSource Precious Metals and Mining Fund

RiverSource Series Trust

RiverSource 120/20 Contrarian Equity Fund

RiverSource Retirement Plus 2010 Fund

RiverSource Retirement Plus 2015 Fund

RiverSource Retirement Plus 2020 Fund

RiverSource Retirement Plus 2025 Fund

RiverSource Retirement Plus 2030 Fund

RiverSource Retirement Plus 2035 Fund

RiverSource Retirement Plus 2040 Fund

RiverSource Retirement Plus 2045 Fund

RiverSource Short Term Investments Series, Inc.

RiverSource Short-Term Cash Fund

RiverSource Special Tax-Exempt Series Trust

RiverSource Minnesota Tax-Exempt Fund

RiverSource New York Tax-Exempt Fund

RiverSource Strategic Allocation Series, Inc.

RiverSource Strategic Allocation Fund

RiverSource Strategic Income Allocation Fund

RiverSource Strategy Series, Inc.

RiverSource Equity Value Fund

RiverSource Partners Small Cap Growth Fund

RiverSource Small Cap Advantage Fund

RiverSource Tax-Exempt Income Series, Inc.

RiverSource Tax-Exempt High Income Fund

RiverSource Tax-Exempt Money Market Series, Inc.

RiverSource Tax-Exempt Money Market Fund

RiverSource Tax-Exempt Series, Inc.

RiverSource Intermediate Tax-Exempt Fund

RiverSource Tax-Exempt Bond Fund

RiverSource Variable Series Trust

Disciplined Asset Allocation Portfolios – Aggressive

Disciplined Asset Allocation Portfolios – Conservative

Disciplined Asset Allocation Portfolios – Moderate

Disciplined Asset Allocation Portfolios – Moderately Aggressive

Disciplined Asset Allocation Portfolios – Moderately Conservative

RiverSource Partners Variable Portfolio – Fundamental Value Fund

RiverSource Partners Variable Portfolio – Select Value Fund

RiverSource Partners Variable Portfolio – Small Cap Value Fund

RiverSource Variable Portfolio – Balanced Fund

RiverSource Variable Portfolio – Cash Management Fund

RiverSource Variable Portfolio – Core Equity Fund

RiverSource Variable Portfolio – Diversified Bond Fund

RiverSource Variable Portfolio – Diversified Equity Income Fund

RiverSource Variable Portfolio – Global Bond Fund

RiverSource Variable Portfolio – Global Inflation Protected Securities Fund

RiverSource Variable Portfolio – Growth Fund

RiverSource Variable Portfolio – High Yield Bond Fund

RiverSource Variable Portfolio – Income Opportunities Fund

RiverSource Variable Portfolio – Large Cap Equity Fund

RiverSource Variable Portfolio – Large Cap Value Fund

RiverSource Variable Portfolio – Mid Cap Growth Fund

RiverSource Variable Portfolio – Mid Cap Value Fund

RiverSource Variable Portfolio – S&P 500 Index Fund

RiverSource Variable Portfolio – Short Duration U.S. Government Fund

RiverSource Variable Portfolio – Small Cap Advantage Fund

Threadneedle Variable Portfolio – Emerging Markets Fund

Threadneedle Variable Portfolio – International Opportunity Fund

*	Cannot be exchanged with any Seligman fund.

PART C. OTHER INFORMATION

Item 23.	Exhibits.

All Exhibits listed below have been previously filed and are incorporated herein by reference, except those Exhibits marked with an asterisk (*), will be filed by amendment.

(a)	Form of Articles Supplementary. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 20 filed on April 29, 2008.)

(a)(1)	Articles Supplementary in respect of Seligman Smaller-Cap Value Fund filed December 17, 2004, effective January 1, 2005. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 filed on April 29, 2005.)

(a)(2)	Articles Supplementary. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 filed on April 30, 2003.)

(a)(3)	Articles Supplementary dated November 19, 2001. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 filed on November 30, 2001.)

(a)(4)	Articles Supplementary dated May 24, 1999. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 filed on May 28, 1999.)

(a)(5)	Articles of Incorporation of Registrant. (Incorporated by reference to Registrant’s Initial Registration Statement filed on January 29, 1997.)

(b)	Amended and Restated By-laws of Registrant. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 filed on May 1, 2006).

(c)	Specimen Stock Certificate.

(d)	*Form of Management Agreement between Registrant and RiverSource Investments, LLC.

(e)	Form of Sales Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Dealers. (Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (formerly, Seligman Investment Grade Fixed Income Fund, Inc.) (File No. 811-10423) filed on January 28, 2003.)

(e)(1)	Form of Addendum to Sales/Bank Agreement. (Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (formerly, Seligman Investment Grade Fixed Income Fund, Inc.) (File No. 811-10423) filed on April 29, 2003.)

(e)(2)	Form of Bank Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Banks. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(3)	Distributing Agreement between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(e)(4)	Form of Sales Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Morgan Stanley Dean Witter & Co. with respect to certain Chilean institutional investors. (Incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on April 28, 1997.)

(e)(5)	Form of Dealer Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Smith Barney Inc. (Incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on April 28, 1997.)

PART C. OTHER INFORMATION (continued)

(e)(6)	Form of Revised Sales and 12b-1 Agreement between RiverSource Fund Distributors, Inc. and Dealers. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(f)	Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(f)(1)	Deferred Compensation Plan for Directors/Trustees of the RiverSource complex of funds. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(g)	Form of Custody and Investment Accounting Agreement between Registrant and Investors Fiduciary Trust Company (assigned to State Street Bank and Trust Company). (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(g)(1)	*Form of Amendment to Custody Agreement dated April 1, 2001 between the Registrant and State Street Bank and Trust Company (as assigned by Investors Fiduciary Trust Company).

(h)	Form of Administrative Services Agreement dated November 7, 2008, between Registrant and Ameriprise Financial, Inc. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(h)(1)	Form of License Agreement between Ameriprise Financial, Inc. and the Seligman funds (Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement of RiverSource Diversified Income Series, Inc. (File No. 2-51586) filed on October 30, 2007.)

(i)	Opinion and Consent in respect of Class R shares. (Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (formerly, Seligman Investment Grade Fixed Income Fund, Inc.) (File No. 811-10423) filed on April 29, 2003.)

(i)(1)	Opinion and Consent of Counsel in respect of Class I shares. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 filed on November 30, 2001.)

(i)(2)	Opinion and Consent of Counsel in respect of Class C shares. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 filed on May 28, 1999.)

(i)(3)	Opinion and Consent of Counsel. (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(j)	*Consent of Independent Registered Public Accounting Firm.

(k)	Not applicable.

(l)	Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class R shares between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 filed on April 30, 2003.)

(l)(1)	Purchase Agreement (Investment Letter) for Initial Capital in respect of Class I shares between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 filed on November 30, 2001.)

(l)(2)	Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class C shares between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 filed on May 28, 1999.)

PART C. OTHER INFORMATION (continued)

(l)(3)	Purchase Agreement (Investment Letter) for Initial Capital in respect of Class A shares between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(m)	Form of Amended Administration, Shareholder Services and Distribution Plan of each of Registrant’s Seligman Large-Cap Value Fund and Seligman Smaller-Cap Value Fund. (Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (formerly, Seligman Investment Grade Fixed Income Fund, Inc.) (File No. 811-10423) filed on April 29, 2003.)

(m)(1)	Form of Amended Administration, Shareholder Services and Distribution Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). and Dealers. (Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement of Seligman Core Fixed Income Fund, Inc., (formerly, Seligman Investment Grade Fixed Income Fund, Inc.) (File No. 811-10423) filed on April 29, 2003.)

(m)(2)	Form of Services Agreement between Morgan Stanley Dean Witter, Inc. and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(3)	Form of Selected Dealer Agreement between Merrill Lynch and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(4)	Form of Supplemental Fund Services Agreement between Merrill Lynch Pierce, Fenner & Smith, Incorporated and RiverSource Investments, LLC (formerly, J. & W. Seligman & Co. Incorporated), RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on December 29, 2006.)

(m)(5)	Form of Services Agreement between CIBC Oppenheimer & Co., Inc and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(6)	Form of Services Agreement between Paine Webber Incorporated and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(7)	Form of Services Agreement among Fidelity Brokerage Services, LLC, National Financial Services, LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(8)	Participation Agreement between Smith Barney Inc. and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of Seligman Municipal Fund Series, Inc. (File No. 811-3828) filed on January 29, 2005.)

(m)(9)	Form of Services Agreement between Charles Schwab & Co., Inc., the Registrant, Seligman Advisors, Inc. and RiverSource Fund Distributors, Inc. (formerly, Seligman Data Corp.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

PART C. OTHER INFORMATION (continued)

(m)(10)	Form of Mutual Fund Dealer Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Smith Barney Inc. (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(11)	Form of Supplemental Fund Services Agreement between The Princeton Retirement Group, Inc. and GPC Securities, Inc. and RiverSource Investments, LLC (formerly, J. & W. Seligman & Co. Incorporated), RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on December 29, 2006.)

(m)(12)	Form of Mutual Fund Services Agreement between Prudential Investment Management Services LLC, Prudential Investments LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(m)(13)	Form of Operating Agreement between Pershing LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(m)(14)	Form of Load Fund Operating Agreement between Charles Schwab & Co., the Registrant, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(n)	Form of Plan of Multiple Classes of Shares (Five Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(p)	Code of Ethics adopted under Rule 17j-1 for Registrant dated November 2008. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(p)(1)	Codes of Ethics adopted under Rule 17j-1 for Registrant’s principal underwriter, dated April 2008 and November 15, 2008. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(p)(2)	Code of Ethics adopted under Rule 17j-1 for Registrant’s investment adviser, dated Nov. 15, 2008. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(Other Exhibits)	(a) Directors/Trustees Powers of Attorney. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

PART C. OTHER INFORMATION (continued)

Item 24.	Persons Controlled by or Under Common Control with Registrant. RiverSource Investments, LLC, as sponsor of the Seligman funds, which are part of the RiverSource complex of funds, may make initial capital investments in funds (seed accounts). RiverSource Investments also serves as investment manager of certain funds-of-funds that invest primarily in Class I shares of affiliated funds (the “underlying funds”). RiverSource Investments does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that RiverSource Investments may be deemed to control certain funds, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, RiverSource Investments (which votes proxies for the seed accounts) and the Boards of Directors or Trustees of the funds-of-funds (which votes proxies for the funds-of-funds) vote on each proposal in the same proportion that other shareholders vote on the proposal.

Item 25.	Indemnification. Reference is made to the provisions of Article Twelfth of Registrant’s Articles of Incorporation filed as Exhibit 23(a)(2) of the Registrant’s Registration Statement on Form N-1A, filed on January 29, 1997 and Article X of Registrant’s Amended and Restated By-laws filed as Exhibit Item 23(b) to Post-Effective Amendment No. 17 filed on May 1, 2006.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act as is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser. RiverSource Investments, LLC, a Delaware corporation (“RiverSource Investments”), is the Registrant’s investment adviser and is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of RiverSource Investments, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Item 26 of Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.

Item 27.	Principal Underwriters.

(a)	RiverSource Fund Distributors, Inc. acts as principal underwriter for the following investment companies:

THE SELIGMAN FAMILY OF FUNDS: Seligman Asset Allocation Series, Inc., Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Core Fixed Income Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income and Growth Fund, Inc., Seligman LaSalle Real Estate Fund Series, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman TargetHorizon ETF Portfolios, Inc. and Seligman Value Fund Series, Inc.

PART C. OTHER INFORMATION (continued)

THE RIVERSOURCE FAMILY OF FUNDS: RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc. and RiverSource Tax-Exempt Series, Inc.

(b)	Name of each director, officer or partner of Registrant’s principal underwriter named in response to Item 20:

RiverSource Fund Distributors, Inc.

As of January 30, 2009

(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
Patrick Thomas Bannigan**	Director and Vice President	President
Walter S. Berman**	Treasurer	None
Paul J. Dolan**	Chief Operating Officer and Chief Administrative Officer	None
Peter A. Gallus**	Vice President and Chief Operating Officer	None
Jeffrey P. Fox**	Chief Financial Officer	Treasurer
Eleanor T.M. Hoagland*	Anti-Money Laundering Officer	Chief Compliance Officer, Money Laundering Prevention Officer and Identity Theft Prevention Officer
Christopher P. Keating**	Vice President	None
Jeffrey Lee McGregor, Sr.**	Director and President	None
Thomas R. Moore**	Secretary	None
Brian W. Mitchell*	Chief Compliance Officer	None
Scott Roane Plummer**	Chief Counsel	Vice President, General Counsel and Secretary
William Frederick ‘Ted’ Truscott**	Chairman and Chief Executive Officer	Board Member and Vice President

*	The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.
**	The principal business address of each of these directors and/or officers is 50611 Ameriprise Financial Center, Minneapolis, MN 55474

PART C. OTHER INFORMATION (continued)

(c)	Not Applicable.

Item 28.	Location of Accounts and Records. The accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are kept in the possession of RiverSource Investments, LLC at its offices at 100 Park Avenue, New York, NY 10017 and 200 Ameriprise Financial Center, Minneapolis, MN 55474 or at the following locations: (1) State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, custodian of the Registrant’s cash and securities and also agent performing certain accounting and record-keeping functions relating to portfolio transactions and calculating the net asset value of the Registrant, (2) Seligman Data Corp., 100 Park Avenue, New York, NY 10017, shareholder service agent, maintains shareholder records for the Registrant, (3) Ameriprise Financial, Inc., 707 Second Avenue, South Minneapolis, MN 55402, and Iron Mountain Records Management, 920 & 950 Apollo Road, Eagan, MN 55121. Iron Mountain Records management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records

Item 29.	Management Services. Not Applicable.

Item 30.	Undertakings. Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 21 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 13th day of February, 2009.

SELIGMAN VALUE FUND SERIES, INC.

By:	/s/ Patrick T. Bannigan
Patrick T. Bannigan, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 has been signed below by the following persons in the capacities indicated on February 13, 2009.

Signature	Title

/s/ Patrick T. Bannigan	President
Patrick T. Bannigan	(Principal Executive Officer)

/s/ Lawrence P. Vogel	Treasurer
Lawrence P. Vogel	(Principal Financial and Accounting Officer)

Kathleen A. Blatz, Director	)
Arne H. Carlson, Director	)
Pamela G. Carlton, Director	)
Patricia M. Flynn, Director	)
Anne P. Jones, Director	)
Jeffrey Laikind, Director	)
Stephen R. Lewis, Chairman of the Board and Director	)
John F. Maher, Director	)
Catherine James Paglia, Director	)
Leroy C. Richie, Director	)	/s/ Scott R. Plummer
Alison Taunton-Rigby, Director	)	Scott R. Plummer, Attorney in Fact
William F. Truscott, Director	)